As filed with the Securities and Exchange Commission on February 28, 1997


                                                    Registration Nos. 2-93538
                                                                     811-4116

                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                   FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933              [X]

         Pre-Effective Amendment No. ___                             [ ]

         Post-Effective Amendment No. 44                             [X]

                                     and/or

REGISTRATION STATEMENT UNDER
         THE INVESTMENT COMPANY ACT OF 1940                          [X]

Amendment No. 45                                                     [X]

                              --------------------

                               ZWEIG SERIES TRUST
               (Exact Name of Registrant as Specified in Charter)

                  900 Third Avenue, New York, New York  10022
              (Address of Principal Executive Offices)  (Zip code)

      Registrant's Telephone Number, including Area Code:  (212) 635-9800

                                EUGENE J. GLASER
                                   President
                             Zweig/Glaser Advisers
                                900 Third Avenue
                           New York, New York  10022
                    (Name and Address of Agent for Service)

                                    Copy to:
                            PAUL S. SCHREIBER, Esq.
                              Shearman & Sterling
                              599 Lexington Avenue
                           New York, New York  10022

Approximate Date of Proposed Public Offering: Effective date of this Post-Effective Amendment.

         It is proposed that this filing will become effective on May 1, 1997, pursuant to paragraph (a) of Rule 485 under the Securities Act of 1933, as amended.

                       DECLARATION PURSUANT TO RULE 24f-2

         Pursuant to Rule 24f-2 under the Investment Company Act of 1940, as amended, the Registrant has registered an indefinite number or amount of securities under the Securities Act of 1933, as amended. A Rule 24f-2 Notice for the Registrant's fiscal year ended December 31, 1996 was filed on February 27, 1997.

                               ZWEIG SERIES TRUST

                                    CONTENTS

This Post-Effective Amendment No. 44 to the Registration Statement on Form N-1A consists of the following:

         1.   Facing Sheet
         2.   Contents
         3.   Cross-Reference Sheet

         4.   Part A    - Prospectus for all shares of Zweig Series Trust other
                          than Class M Shares of Zweig Cash Fund
                        - Prospectus for Class M Shares of Zweig Cash Fund
         5.   Part B    - Statement of Additional Information for all shares of
                          Zweig Series Trust other than Class M Shares of Zweig Cash Fund
                        - Statement of Additional Information for Class M Shares
                          of Zweig Cash Fund
         6.   Part C    - Other Information
         7.   Signature Sheet
         8.   Exhibits

                               ZWEIG SERIES TRUST

         Cross-Reference Sheet pursuant to Rule 495(a) for all shares other than Class M Shares of the Zweig Cash Fund


Form N-1A
Item No.                                          Location
Part A - Prospectus

1.  Cover Page                               Cover Page

2.  Synopsis                                 Fee Table

3.  Condensed Financial Information          Financial Highlights; Performance
                                             Information

4.  General Description of Registrant        Our Investment Style; Organization
                                             of the Funds; Other Securities;
                                             Investment Objectives; Risk Factors
                                             and Managing Exposure to Market
                                             Risk; How We Select Stocks; How We
                                             Select Bonds and Manage Interest
                                             Rate Risk; Other Investment
                                             Policies

5.  Management of the Registrant             Risk Factors and Managing Exposure
                                             to Market Risk; Dr. Martin E.
                                             Zweig; The Portfolio Managers; The
                                             Manager and Management Fee

5A. Management's Discussion of Fund          Performance Information
    Performance

6.  Capital Stock and Other Securities       Organization of the Funds; Net
                                             Asset Value; Distributions and
                                             Taxes

7.  Purchase of Securities Being Offered     The Distributor; How to Invest in
                                             the Zweig Mutual Funds; Choosing
                                             among Classes when Purchasing
                                             Shares; Net Asset Value;
                                             Distributions and Taxes

8.  Redemption or Repurchase                 How to Redeem your Shares; Exchange
                                             Privilege

9.  Legal Proceedings                        Not Applicable



Part B - Statement of Additional Information

10. Cover Page                               Cover Page

11. Table of Contents                        Table of Contents

12. General Information and History          Not Applicable

13. Investment Objectives and Policies       Investment Objectives and Policies;
                                             Investment Restrictions


                                       ii


14. Management of the Fund                   Trustees and Officers of the Trust

15. Control Persons and Principal            Trustees and Officers of the Trust;
    Holders of Securities                    Control Persons and Principal
                                             Holders of Securities

16. Investment Advisory and Other            Investment Management and Other
    Services                                 Services

17. Brokerage Allocation and Other           Portfolio Transactions and Brokerage
    Practices

18. Capital Stock and Other Securities       Purchase and Redemption of Shares

19. Purchase, Redemption and Pricing of      Purchase and Redemption of Shares;
    Securities Being Offered                 Reinstatement Privilege; Exchange
                                             Privilege; Involuntary Redemptions;
                                             Retirement Plans; Net Asset Value
                                             and Taxes

20. Tax Status                               Net Asset Value and Taxes

21. Underwriters                             Investment Management and
                                             Other Services

22. Calculation of Performance Data          Yield and Performance Information

23. Financial Statements                     Financial Statements

                               ZWEIG SERIES TRUST

                 Cross-Reference Sheet pursuant to Rule 495(a)
                   for Class M Shares of the Zweig Cash Fund


Form N-1A
Item No.                                     Location
----------                                   ----------------------------------
Part A - Prospectus for Class M Shares
of Zweig Cash Fund

1. Cover Page                                Cover Page

2. Synopsis                                  Fee Table

3. Condensed Financial Information           Financial Highlights; Performance
                                             Information

4. General Description of Registrant         Organization and Management;
                                             Investments and Risk Factors

5. Management of the Registrant              Organization and Management; How to
                                             Buy Shares

6. Capital Stock and Other Securities        Organization and Management; Net
                                             Asset Value, Distributions and
                                             Taxes; How to Buy Shares

7. Purchase of Securities Being              How To Buy Shares; Net Asset Value,
   Offered                                   Distributions and Taxes

8. Redemption or Repurchase                  How to Redeem Shares

9. Legal Proceedings                         Not Applicable

Part B - Statement of Additional
Information for Class M Shares of Zweig
Cash Fund

10. Cover Page                               Cover Page

11. Table of Contents                        Table of Contents

12. General Information and History          Not Applicable

13. Investment Objectives and Policies       Investment Objective and Policies;
                                             Investment Restrictions

14. Management of the Fund                   Trustees and Officers of the Fund

15. Control Persons and Principal            Trustees and Officers of the Trust;
    Holders of Securities                    Control Persons and Principal
                                             Holders of Securities

16. Investment Advisory and Other            Investment Management and Other
    Practices                                Services

17. Brokerage Allocation and Other           Portfolio Transactions
    Practices


                                       iv





18.      Capital Stock and Other Securities                 How to Purchase and Redeem Shares;
                                                            Retirement Plans

19.      Purchase, Redemption and Pricing                   How to Purchase and Redeem Shares; Net
         of Securities Being Offered                        Asset Value and Taxes

20.      Tax Status                                         Net Asset Value and Taxes

21.      Underwriters                                       Investment Management and other Services

22.      Calculation of Performance Data                    Yield and Performance Information

23.      Financial Statements                               Financial Statements


Part C

         Information required to be included in Part C is set forth under the appropriate item, so numbered, in Part C to this Post-Effective Amendment No. 44 to the Registration Statement on Form N-1A.

ZWEIG                               MAY 1, 1997
SERIES TRUST

PROSPECTUS

There are six Zweig Mutual Funds. Together they make up the Zweig Series Trust. Each has its own investment policies designed to help you meet your financial goals.

The Zweig approach is based on the belief that successful investing requires skill both in making money during bull markets and in limiting losses during major market declines. We designed our mutual funds for investors who seek to balance the need for long-term capital appreciation with the need to limit the risks associated with investing in stocks.

The funds are:

Zweig Strategy Fund - the Zweig approach to investing in mid-sized and large-company stocks

Zweig Appreciation Fund - the Zweig approach to investing in small-company stocks

Zweig Growth & Income Fund - the Zweig approach to investing in growth stocks and high dividend stocks

Zweig Managed Assets - the Zweig approach to investing in domestic and foreign stocks and bonds

Zweig Government Fund - monthly income from U.S. Government and agency securities

Zweig Cash Fund - daily income from short-term U.S. Government and agency securities

This prospectus will help you learn more about our funds. Please read it carefully before you invest and keep it for future reference.

Call your financial advisor or write us at 900 Third Avenue, New York, NY 10022-4728, or call 1-800-272-2700 for more information.

SHARES  OF THE  ZWEIG  MUTUAL  FUNDS  ARE NOT  DEPOSITS  OR  OBLIGATIONS  OF, OR
GUARANTEED, ENDORSED OR INSURED BY, ANY ENTITY OR PERSON, INCLUDING THE U.S. GOVERNMENT AND THE FEDERAL DEPOSIT INSURANCE CORPORATION. THERE CAN BE NO ASSURANCE THAT THE ZWEIG CASH FUND WILL BE ABLE TO MAINTAIN A STABLE NET ASSET VALUE OF $1.00 A SHARE.

Our Statement of Additional Information (SAI) dated May 1, 1997, as may be amended from time to time, includes more information about the funds' policies and procedures. It has been filed with the Securities and Exchange Commission and is incorporated by reference into this Prospectus. You can obtain a free copy by calling 1-800-272-2700.

THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION, NOR HAS THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

Some Things You Should Know About Our Funds

Our funds are designed for investors who intend to invest for the long term, not for investors who intend to liquidate their investment after a short period of time.

Each fund offers four classes of shares. Before you decide to purchase a fund, you should determine which class is right for you. More information about the classes of shares appears under the heading Choosing Among Classes When Purchasing Shares.

Zweig/Glaser Advisers is the investment manager of the funds. Zweig Securities Corp. is the principal distributor of the funds' shares.


                          TABLE OF CONTENTS

About the Funds
      Fee Table
      Financial Highlights
      Our Investment Style
      Investment Objectives
      Dr. Martin E. Zweig
      The Portfolio Managers
      How We Select Stocks
      How We Select Bonds and Manage Interest Rate Risk
      Other Securities
      Other Investment Policies
      Risk Factors

About Your Account

            Choosing Among Classes When Purchasing Shares How to Invest in the Zweig Mutual Funds How To Sell Your Zweig Mutual Fund Shares Exchange Privilege Net Asset Value Distributions and Taxes The Distributor The Manager and the Management Fee Organization of the Funds Performance Information

FEE TABLE

Mutual fund investors bear two types of expenses: transaction expenses and operating expenses. You pay transaction expenses when you buy shares in a fund. The fund as a whole pays operating expenses, which reduce the fund's annual return to you.

                                                             CLASS A   CLASS B     CLASS C      CLASS I
SHAREHOLDER TRANSACTION EXPENSES
  Maximum Initial Sales Charge on purchases
    (as % of Offering Price)
    Zweig Strategy Fund, Zweig Appreciation Fund, Zweig
      Growth & Income Fund and Zweig Managed Assets..........  5.50%     None        None        None
    Zweig Government Fund....................................  4.75%     None        None        None
    Zweig Cash Fund..........................................  None*     None        None        None
  Maximum Contingent Deferred Sales Charge (CDSC)............  None**    5.00%***    1.25%****   None

---------------

  * Sales charges apply on exchanges of Class A Shares of Zweig Cash Fund (on which no initial sales charge was paid) for Class A Shares of any other fund.

  ** A 1% CDSC is imposed on redemptions within 18 months of purchases of $1 million or more originally purchased without an initial sales charge as described in Quantity Discounts on Class A Shares, except for shares of Zweig Cash Fund.

 *** The maximum CDSC is imposed on Class B Shares redeemed in the first year; thereafter, the CDSC declines (See Class B Shares).

**** The CDSC on Class C Shares applies only if redemption occurs in the first year.

EXAMPLES -- The table below is based on operating expenses for the last fiscal year. THE TABLE DOES NOT REPRESENT FUTURE EXPENSE LEVELS, WHICH MAY BE GREATER OR LESS THAN THOSE SHOWN. Federal regulations require the examples to assume a 5% annual return, but actual annual returns have varied as shown in the column headed "Total Return" in the table on the following page.


ANNUAL FUND                                                                    EXAMPLE: You would pay the
OPERATING EXPENSES                                                             following expenses on a $1,000
(As % of average net assets)                                                   investment assuming (1) 5% annual
                                                                               return and (2) redemption at the
                                                                               end of each time period:
                                                                               -------------------------------
                                                                   Total Fund
FUND                                Management   12b-1    Other     Operating     1      3      5      10
                                       Fees     Fees(2)  Expenses   Expenses     Year  Years  Years   Years

CLASS A SHARES

Zweig Strategy Fund                    0.75%     0.30%      0.23%     1.28%       $67   $ 93   $121  $ 201
Zweig Appreciation Fund                1.00      0.30       0.32      1.62         71    103    138    237
Zweig Growth & Income Fund (5)          -0-*     0.30       1.00*     1.30*        68     94    N/A    N/A
Zweig Managed Assets                   1.00      0.30       0.34      1.64         71    104    139    239
Zweig Government Fund(4)               0.60      0.30       0.46      1.36         61     89    118    203
Zweig Cash Fund(1)                      -0-*     0.30       0.35*     0.65*         7     21     36     81


CLASS B SHARES

Zweig Strategy Fund                    0.75      1.00       0.23      1.98         70     92    127    204(3)
Zweig Appreciation Fund                1.00      1.00       0.32      2.32         74    102    144    240(3)
Zweig Growth & Income Fund (5)          -0-*     1.00       1.00*     2.00*        70     93    N/A    N/A
Zweig Managed Assets                   1.00      1.00       0.34      2.34         74    103    145    242(3)
Zweig Government Fund(4)               0.60      1.00       0.46      2.06         71     95    131    213(3)
Zweig Cash Fund(1)                      -0-*     1.00       0.35*     1.35*        64     73     94    134(3)


CLASS C SHARES

Zweig Strategy Fund                    0.75      1.00       0.23      1.98         33     62    107    231
Zweig Appreciation Fund                1.00      1.00       0.32      2.32         36     72    124    266
Zweig Growth & Income Fund(5)           -0-*     1.00       1.00*     2.00*        33     63    N/A    N/A
Zweig Managed Assets                   1.00      1.00       0.34      2.34         36     73    125    268
Zweig Government Fund(4)               0.60      0.75       0.46      1.81         31     57     98    213
Zweig Cash Fund(1)                      -0-*     0.30       0.35*     0.65*        19     21     36     81

CLASS I SHARES
Zweig Strategy Fund                    0.75        --       0.23      0.98         10     31     54    120
Zweig Appreciation Fund                1.00        --       0.32      1.32         13     42     72    159
Zweig Growth & Income Fund (5)          -0-*       --       1.00*     1.00*        10     32    N/A    N/A
Zweig Managed Assets                   1.00        --       0.34      1.34         14     42     73    161
Zweig Government Fund(4)               0.60        --       0.46      1.06         11     34     58    129
Zweig Cash Fund(1)                     0.12*       --       0.23*     0.35*         4     11     20     44




                                        EXAMPLE: You would pay the following
                                        expenses on a $1,000 investment
                                        assuming (1) 5% annual return and
                                        (2) no redemption:
                                        -----------------------------------

FUND                                        1       3      5      10
                                           Year   Years  Years  Years

CLASS A SHARES

Zweig Strategy Fund                        $67    $ 93    $121   $201
Zweig Appreciation Fund                     71     103     138    237
Zweig Growth & Income Fund (5)              68      94     N/A    N/A
Zweig Managed Assets                        71     104     139    239
Zweig Government Fund(4)                    61      89     118    203
Zweig Cash Fund(1)                           7      21      36     81


CLASS B SHARES

Zweig Strategy Fund                         20      62     107     204(3)
Zweig Appreciation Fund                     24      72     124     240(3)
Zweig Growth & Income Fund (5)              20      63     N/A     N/A
Zweig Managed Assets                        24      73     125     242(3)
Zweig Government Fund(4)                    21      65     111     213(3)
Zweig Cash Fund(1)                          14      43      74     134(3)


CLASS C SHARES

Zweig Strategy Fund                         20      62      107    231
Zweig Appreciation Fund                     24      72      124    266
Zweig Growth & Income Fund(5)               20      63      N/A    N/A
Zweig Managed Assets                        24      73      125    268
Zweig Government Fund(4)                    18      57       98    213
Zweig Cash Fund(1)                           7      21       36     81

CLASS I SHARES
Zweig Strategy Fund                          10     31       54    120
Zweig Appreciation Fund                      13     42       72    159
Zweig Growth & Income Fund (5)               10     32      N/A    N/A
Zweig Managed Assets                         14     42       73    161
Zweig Government Fund(4)                     11     34       58    129
Zweig Cash Fund(1)                            4     11       20     44


(1) The manager has voluntarily undertaken to limit the expenses of Zweig Cash Fund (exclusive of taxes, interest, brokerage commissions, 12b-1 fees and extraordinary expenses) until April 30, 1997 to 0.35% of its average net assets. The manager reserves the right to discontinue this policy at any time after April 30, 1997. The Management Fees noted above, without reimbursement, would be 0.50% for each Class, Other Expenses would be 0.51% for Class A Shares and 0.45% for Class C Shares, and Total Fund Operating Expenses would be 1.31% for Class A Shares, 1.95% for Class B Shares, 1.25% for Class C Shares and 0.95% for Class I Shares assuming Other Expenses for Class B and Class I Shares (as a percent of average net assets) are the same as for Class C Shares.


(2) The 12b-1 Fees include a 0.25% Service Fee, 100% of which is reallocated to National Association of Securities Dealers, Inc.
     ("NASD") member firms (commencing one year after purchase with respect to Class B and Class C Shares) for continuous personal service by such members to investors in the Trust, such as responding to shareholder inquiries, quoting net asset values, providing current marketing materials and attending to other shareholder matters. The distributor retains all or a portion of the asset-based sales charge also included in the 12b-1 Fees; the remainder is paid to brokers for promoting sales of the Trust's shares. The NASD limits asset based sales charges to 6.25% of new sales, plus interest. Long-term shareholders may pay more than the economic equivalent of the maximum front-end sales charges permitted by the NASD.


(3) Class B Shares automatically convert to Class A Shares after seven years (see Class B Share Conversion Feature), accordingly, years eight through ten reflect expenses of the Class A Shares.

(4) From May 1, 1996 to December 31, 1996, the manager voluntarily limited the expenses of Zweig Government Fund (exclusive of taxes, interest, brokerage commissions, 12b-1 fees and extraordinary expenses) to 0.75% of its average net assets. The expenses shown above do not reflect such expense limitation. The Management Fees noted above, with reimbursement, are 0.38% for each Class, Other Expenses are as shown above, and Total Fund Operating Expenses are 1.14% for Class A Shares, 1.84% for Class
     B Shares, and 1.59% for Class C Shares, and would have been 0.84% for Class I Shares had they been offered during 1996.

(5) The manager has voluntarily undertaken to limit the expenses of Zweig Growth & Income Fund (exclusive of taxes, interest, brokerage commissions, 12b-1 fees and extraordinary expenses) until April 30, 1998 to 1.00% of its average net assets.^ The Management Fees noted above, without reimbursement, would be 0.75% for each Class, Other Expenses would be 2.32% for each Class, and Total Fund Operating Expenses would be 3.37% for Class A Shares, 4.07% for Class B and Class C Shares, and 3.07% for Class I Shares.


FINANCIAL HIGHLIGHTS


            The information presented below is for the fiscal year or period ended December 31 for each of the years indicated.

            Coopers & Lybrand L.L.P., the funds' independent accountants, has audited this information. Their report for each of the last five years is included in the 1996 Annual Report of the Trust which is available upon request and is incorporated by reference into the Statement of Additional Information (SAI).




                                                                        Net
          Net Asset                  Realized and                    Dividends    Distributions                          Total
            Value          Net        Unrealized     Total from       from Net       from Net     Distributions        Dividends
Year      Beginning     Investment      Gains        Investment      Investment      Realized      from Capital          and
ended      of Year        Income       (Losses)      Operations        Income     Capital Gains      Paid-In         Distributions

ZWEIG STRATEGY FUND CLASS A(1)

1996       $14.51         $0.20         $1.68           $1.88         $(0.20)        $(1.18)            --              $(1.38)
1995        12.36          0.27          2.80            3.07          (0.37)         (0.55)            --               (0.92)
1994        12.52          0.24         (0.10)           0.14          (0.20)         (0.10)            --               (0.30)
1993        13.60          0.13          1.72            1.85          (0.12)         (2.81)            --               (2.93)
1992        13.03          0.17          0.80            0.97          (0.21)         (0.19)            --               (0.40)
1991        10.81          0.21          2.27            2.48          (0.26)            --             --               (0.26)
1990        11.36          0.42         (0.67)          (0.25)         (0.30)            --             --               (0.30)
1989        11.34            --          0.02            0.02             --             --             --                  --

ZWEIG STRATEGY FUND CLASS B(6)
1996        15.12          0.06          1.13            1.19          (0.06)         (1.18)            --               (1.24)


ZWEIG STRATEGY FUND CLASS C(3)

1996        14.56          0.11          1.66            1.77          (0.11)         (1.18)            --               (1.29)
1995        12.35          0.16          2.82            2.98          (0.22)         (0.55)            --               (0.77)
1994        12.51          0.15         (0.10)           0.05          (0.11)         (0.10)            --               (0.21)
1993        13.61          0.05          1.71            1.76          (0.05)         (2.81)            --               (2.86)
1992        12.89          0.08          0.69            0.77          (0.05)            --             --               (0.05)


ZWEIG STRATEGY FUND CLASS I(7)
1996        15.42          0.04          0.83            0.87          (0.04)         (1.18)            --               (1.22)

ZWEIG APPRECIATION FUND CLASS A(2)

1996        15.91          0.17          2.25            2.42          (0.17)         (2.26)             --              (2.43)
1995        13.54          0.16          3.05            3.21          (0.33)         (0.51)             --              (0.84)
1994        14.33          0.16         (0.43)          (0.27)         (0.06)         (0.46)             --              (0.52)
1993        13.10          0.07          1.83            1.90          (0.06)         (0.61)             --              (0.67)
1992        12.03          0.06          1.07            1.13          (0.03)         (0.03)             --              (0.06)
1991        11.34          0.03          0.66            0.69             --             --              --                 --

ZWEIG APPRECIATION FUND CLASS B(6)
1996        16.34          0.03          1.74            1.77          (0.03)         (2.26)             --              (2.29)


ZWEIG APPRECIATION FUND CLASS C(3)

1996        15.83          0.06          2.22            2.28          (0.06)         (2.26)             --              (2.32)
1995        13.36          0.06          3.03            3.09          (0.11)         (0.51)             --              (0.62)
1994        14.19          0.06         (0.43)          (0.37)            --          (0.46)             --              (0.46)
1993        13.01         (0.01)         1.80            1.79             --          (0.61)             --              (0.61)
1992        12.33         (0.02)         0.70            0.68             --             --              --                 --


ZWEIG APPRECIATION FUND CLASS I(7)
1996        17.28          0.04          1.02            1.06          (0.04)         (2.26)             --              (2.30)

ZWEIG MANAGED ASSETS CLASS A(4)

1996        12.48          0.35          0.86            1.21          (0.45)         (0.49)             --              (0.94)
1995        11.76          0.47          1.40            1.87          (0.75)         (0.40)             --              (1.15)
1994        12.38          0.33         (0.69)          (0.36)         (0.26)            --              --              (0.26)
1993        11.34          0.22          1.13            1.35          (0.14)         (0.17)             --              (0.31)

ZWEIG MANAGED ASSETS CLASS B(6)
1996        12.43          0.13          1.00            1.13          (0.17)         (0.49)             --              (0.66)


ZWEIG MANAGED ASSETS CLASS C(4)

1996        12.49          0.27          0.85            1.12          (0.36)         (0.49)             --              (0.85)
1995        11.73          0.38          1.40            1.78          (0.62)         (0.40)             --              (1.02)
1994        12.36          0.23         (0.68)          (0.45)         (0.18)            --              --              (0.18)
1993        11.34          0.15          1.13            1.28          (0.09)         (0.17)             --              (0.26)


ZWEIG MANAGED ASSETS CLASS I(7)
1996        13.02          0.05          0.45            0.50          (0.04)         (0.49)             --              (0.53)

ZWEIG GROWTH & INCOME FUND CLASS A(8)
1996(9)     11.34          0.01          0.03            0.04          (0.01)            --              --              (0.01)

ZWEIG GROWTH & INCOME FUND CLASS B(8)
1996(9)     11.34          0.01          0.03            0.04          (0.01)            --              --              (0.01)

ZWEIG GROWTH & INCOME FUND CLASS C(8)
1996(9)     11.34          0.01          0.04            0.05          (0.01)            --              --              (0.01)

Zweig Growth & Income Fund Class I(8)
1996(9)     11.34          0.02          0.03            0.05          (0.02)            --              --              (0.02)

ZWEIG GOVERNMENT FUND CLASS A

1996(10)    10.39          0.53         (0.58)          (0.05)         (0.53)            --              --              (0.53)
1995+        9.63          0.52          0.77            1.29          (0.53)            --              --              (0.53)
1994        10.43          0.50         (0.79)          (0.29)         (0.51)            --              --              (0.51)
1993        10.01          0.55          0.46            1.01          (0.59)            --              --              (0.59)
1992        10.21          0.65         (0.22)           0.43          (0.63)            --              --              (0.63)
1991         9.60          0.68          0.62            1.30          (0.69)            --              --              (0.69)
1990         9.75          0.70         (0.15)           0.55          (0.70)            --              --              (0.70)
1989         9.29          0.66          0.46            1.12          (0.66)            --              --              (0.66)
1988         9.54          0.68         (0.25)           0.43          (0.68)            --              --              (0.68)
1987        10.70          0.70         (0.92)          (0.22)         (0.70)         (0.11)          (0.13)             (0.94)


ZWEIG GOVERNMENT FUND CLASS B(6)
1996(10)     9.76          0.29          0.11            0.40          (0.30)            --              --              (0.30)


ZWEIG GOVERNMENT FUND CLASS C(3)

1996(10)    10.38         0.49         (0.58)           (0.09)         (0.48)            --                              (0.48)
1995+        9.62         0.48          0.76             1.24          (0.48)            --              --              (0.48)
1994        10.40         0.46         (0.79)           (0.33)         (0.45)            --              --              (0.45)
1993        10.02         0.52          0.41             0.93          (0.55)            --              --              (0.55)
1992         9.86         0.52          0.09             0.61          (0.45)            --              --              (0.45)


ZWEIG CASH FUND CLASS A(5)

1996(11)     1.00         0.05           --              0.05          (0.05)            --              --              (0.05)
1995(12)     1.00         0.05           --              0.05          (0.05)            --              --              (0.05)
1994         1.00         0.03           --              0.03          (0.03)            --              --              (0.03)

ZWEIG CASH FUND CLASS B(5)
1996(11)     1.00         0.03           --              0.03          (0.03)            --              --              (0.03)


ZWEIG CASH FUND CLASS C(5)

1996(11)     1.00         0.05           --              0.05          (0.05)            --              --              (0.05)
1995(12)     1.00         0.05           --              0.05          (0.05)            --              --              (0.05)
1994         1.00         0.03           --              0.03          (0.03)            --              --              (0.03)


ZWEIG CASH FUND CLASS I(7)
1996(11)     1.00         0.01           --              0.01          (0.01)            --              --              (0.01)





                              Ratios to Average
                                 Net Assets
                 ----------------------------------------
                                                                                  Average
                                                                      (13)      Commission per
           Net Asset         ***                         Net        Portfolio     Share on        Net Assets
 Year      Value End        Total                    Investment     Turnover      Portfolio       End of Year
Ended       of Year        Return      Expenses       Income         Rate      Transactions    (in thousands)

ZWEIG STRATEGY FUND CLASS A(1)

1996        $15.01          13.00%        1.28%            1.27%        181%        $0.03           $581,149
1995         14.51          25.12         1.27             1.92          95          0.03            558,286
1994         12.36           1.14         1.40             1.90          70           N/A            424,805
1993         12.52          14.97         1.43             1.00         359           N/A            405,884
1992         13.60           7.61         1.63             1.32         249           N/A            358,318
1991         13.03          23.34         1.58             1.79         179           N/A            367,343
1990         10.81          (2.16)        1.67             3.89         105           N/A            298,734
1989         11.36           0.18          N/A              N/A         N/A           N/A            333,391

ZWEIG STRATEGY FUND CLASS B(6)
1996         15.07           7.88**       1.98*            0.57*        181          0.03             42,317


ZWEIG STRATEGY FUND CLASS C(3)

1996         15.04          12.19         1.98             0.57         181          0.03            621,334
1995         14.56          24.26         1.97             1.22          95          0.03            530,300
1994         12.35           0.41         2.10             1.20          70           N/A            307,011
1993         12.51          14.18         2.13             0.30         359           N/A            188,631
1992         13.61           6.00         2.43*            0.40*        249           N/A             64,697


ZWEIG STRATEGY FUND CLASS I(7)
1996         15.07           5.68**       0.98*            1.57*        181          0.03                903

ZWEIG APPRECIATION FUND CLASS A(2)

1996         15.90          15.39         1.62             1.03          88          0.03            275,935
1995         15.91          24.00         1.63             1.10          68          0.03            272,590
1994         13.54          (1.83)        1.70             1.09          97           N/A            213,400
1993         14.33          14.65         1.73             0.52          69           N/A            230,230
1992         13.10           9.52         1.96             0.49          61           N/A            200,656
1991         12.03           6.08         2.19*            1.27*          8           N/A            157,948

ZWEIG APPRECIATION FUND CLASS B(6)
1996         15.82          11.01**       2.32*            0.33*         88          0.03              8,350


ZWEIG APPRECIATION FUND CLASS C(3)

1996         15.79          14.54         2.32             0.33           88         0.03            218,714
1995         15.83          23.20         2.33             0.40           68         0.03            195,204
1994         13.36          (2.55)        2.40             0.39           97          N/A            139,397
1993         14.19          13.84         2.43            (0.18)          69          N/A            105,957
1992         13.01           5.52         2.80*           (0.32)*         61          N/A             42,089


ZWEIG APPRECIATION FUND CLASS I(7)
1996         16.04           6.30**       1.32*            1.33*          88         0.03              2,202

ZWEIG MANAGED ASSETS CLASS A(4)

1996         12.75           9.80         1.64             2.64          187         0.02            114,837
1995         12.48          16.26         1.59             3.69          239         0.03            141,110
1994         11.76          (2.93)        1.68             2.70          299          N/A            154,441
1993         12.38          11.98         1.67*            1.93*         196          N/A            121,620

ZWEIG MANAGED ASSETS CLASS B(6)
1996         12.90           9.11**       2.34*            1.94*         187         0.02              6,339


ZWEIG MANAGED ASSETS CLASS C(4)

1996         12.76           9.03         2.34             1.94          187         0.02            426,194
1995         12.49          15.44         2.29             2.99          239         0.03            527,432
1994         11.73          (3.66)        2.38             2.00          299          N/A            570,710
1993         12.36          11.34         2.37*            1.23*         196          N/A            429,088


ZWEIG MANAGED ASSETS CLASS I(7)
1996         12.99           3.83**       1.34*            2.94*         187         0.02              2,893

ZWEIG GROWTH & INCOME FUND CLASS A(8)
1996(9)      11.37           0.39**       1.30*            1.47*           2         0.03              2,508

ZWEIG GROWTH & INCOME FUND CLASS B(8)
1996(9)      11.37           0.33**       2.00*            0.77*           2         0.03              2,693

ZWEIG GROWTH & INCOME FUND CLASS C(8)
1996(9)      11.38           0.42**       2.00*            0.77*           2         0.03              4,509

Zweig Growth & Income Fund Class I(8)
1996(9)      11.37           0.41**       1.00*            1.77*           2         0.03                101

ZWEIG GOVERNMENT FUND CLASS A

1996(10)      9.81          (0.42)        1.14             5.25           170         N/A             33,848
1995+        10.39          13.84         1.26             5.22           195         N/A             42,207
1994          9.63          (2.83)        1.28             5.07           191         N/A             47,622
1993         10.43          10.35         1.30             5.46           256         N/A             60,207
1992         10.01           4.51         1.30             6.58           200         N/A             70,062
1991         10.21          14.35         1.42             7.10           361         N/A             83,859
1990          9.60           6.09         1.44             7.44           263         N/A            102,209
1989          9.75          12.46         1.88             7.04           445         N/A            119,742
1988          9.29           4.63         1.91             7.27            24         N/A            203,999
1987          9.54          (2.02)        1.81             7.09            58         N/A            350,614


ZWEIG GOVERNMENT FUND CLASS B(6)
1996(10)      9.86           4.16**       1.84*            4.55*          170         N/A                513


ZWEIG GOVERNMENT FUND CLASS C(3)

1996(10)      9.81          (0.82)        1.59             4.80           170         N/A             14,330
1995+        10.38          13.27         1.71             4.77           195         N/A             19,778
1994          9.62          (3.18)        1.73             4.62           191         N/A             22,599
1993         10.40           9.48         1.75             5.01           256         N/A             21,301
1992         10.02           6.31         1.81*            5.93*          200         N/A              9,210


ZWEIG CASH FUND CLASS A(5)

1996(11)      1.00           4.83         0.65             4.73            N/A        N/A              3,360
1995(12)      1.00           5.08         0.87             4.97            N/A        N/A              3,661
1994          1.00           2.55**       0.62**           2.52**          N/A        N/A              4,303

ZWEIG CASH FUND CLASS B(5)
1996(11)      1.00           3.03**       1.35*            4.03*           N/A        N/A                 33


ZWEIG CASH FUND CLASS C(5)

1996(11)      1.00           4.83         0.65             4.73            N/A        N/A              4,535
1995(12)      1.00           5.08         0.87             4.97            N/A        N/A              4,458
1994          1.00           2.55**       0.61**           2.52**          N/A        N/A              5,040


ZWEIG CASH FUND CLASS I(7)
1996(11)      1.00           0.80**       0.35*            5.03*           N/A        N/A              1,401

---------------

 (1) Commenced operations on December 29, 1989.
 (2) Commenced operations on October 7, 1991.
 (3) Commenced operations on February 4, 1992.
 (4) Commenced operations on February 8, 1993.
 (5) Commenced operations on May 1, 1994.
 (6) Commenced operations on April 8, 1996.
 (7) Commenced operations on November 1, 1996.
 (8) Commenced operations on November 26, 1996.
 (9) During 1996, the manager voluntarily reimbursed Zweig Growth & Income Fund Class A, Class B, Class C and Class I $.021, $.021, $.020 and $.021 per share (2.07%, 2.07%, 2.07% and 2.07% ratio of expenses to average net assets, respectively.
(10) During 1996, the manager voluntarily reimbursed Zweig Government Fund Class A, Class B and Class C $.002, $.003 and $.002 per share (0.22%, 0.26% and 0.22% ratio of expenses to average net assets), respectively.

(11) During 1996, the manager voluntarily reimbursed Zweig Cash Fund Class A, Class B, Class C and Class I $.007, $.007, $.006 and $.004 per share (0.66%, 0.60%, 0.60% and 0.60% ratio of expenses to average net assets), respectively.
(12) During 1995, the manager voluntarily reimbursed Zweig Cash Fund Class A and Class C $.005 and $.003 per share (0.47% and 0.28% ratio of expenses to average net assets), respectively.
(13)  See "Portfolio Turnover Rate" elsewhere in this prospectus.
  * Annualized.

 ** Not annualized.

*** Total Return does not consider the effect of any initial or contingent deferred sales charge.

  + Based on the average of the number of shares outstanding during the year.

ZWEIG SERIES TRUST

OUR INVESTMENT STYLE

Dr. Martin E. Zweig is the President of the Trust and Chairman of its investment manager. He has created and refined a risk-averse style of money management over a 26-year career providing investment advisory and portfolio management services (the Zweig approach).

The Zweig approach is based on the belief that successful investing requires skill both in making money during bull markets and in limiting losses during major market declines. We designed our mutual funds for investors who seek to balance the need for long-term capital appreciation with the need to limit the risks associated with investing in stocks.

While we can offer no assurances that the Zweig approach will meet its investment objectives, our long-term goal - measured over bull and bear markets
- is to achieve superior returns with less risk and volatility. We seek to achieve this goal by participating during rising markets and protecting the bulk of those gains during major market declines. We define major market declines as declines in the S&P 500 Index or the Dow Jones Industrial Average of at least 20%.

Unlike most other mutual funds and stock market indexes, our risk-averse funds do not remain fully invested throughout bull and bear markets.

Thus, it is unlikely that our funds will keep pace with all-equity benchmarks like the S&P 500 or the average stock fund (which typically has 90% or more of its assets invested in stocks) DURING BULL MARKETS. We view leaving some profits "on the table" during bull markets as a price we're willing to pay in exchange for our loss limitation strategies.

Conversely, we do not expect these all-equity benchmarks to keep pace with the loss limitation of Zweig Mutual Funds during major market declines. That doesn't mean we'll be able to offer loss limitation during each phase of a decline. While we do our best to reduce risk, WE CANNOT ELIMINATE RISK.

In summary, while our goal is the same as most other mutual funds - to generate superior long-term returns for our shareholders - the path we take is quite different.

Dr. Zweig and his associates rely on fundamental and technical data to measure the risk and reward characteristics of the stock and bond markets. These indicators are constantly monitored and continuously refined. There are three main groups of indicators: monetary indicators (e.g. the trend of interest rates, Federal Reserve policy, commodity prices and industrial production), sentiment indicators (e.g. mutual funds' cash-to-assets ratio, foreign buying and selling, volume of initial and secondary public offerings) and momentum indicators (e.g. new highs and lows, up volume-to-down volume, divergences between large- and small-company stocks).

As the indicators point to increasing levels of market risk, Dr. Zweig directs the portfolio managers to reduce the funds' exposure to stocks or bonds by gradually selling securities and buying money market instruments, or by selling stock index or Treasury futures. As long as the indicators continue to show high levels of risk in the securities markets, the funds will continue to maintain their exposure to market risk at lower-than-normal levels. As the indicators point to decreasing levels of market risk, the portfolio managers increase the market exposure of the funds. Index futures or options may be used to adjust the funds' exposure to market risk, but not for the purpose of leverage (see Risk Factors).

The Zweig approach is NOT an all-in or all-out "market-timing" approach that attempts to predict market tops and bottoms. Instead, it is a gradual and disciplined approach that reacts to changes in risk levels as determined by our indicators. Typically, our investment models will not reallocate more than 10% of a fund's assets among asset classes at any one time. The goal is to remain in gear with the major trends of the market.


INVESTMENT OBJECTIVES

Each of our funds has its own investment policies to achieve its objective.

ZWEIG STRATEGY FUND strives to increase the value of your investment over the long term (capital appreciation) consistent with preserving capital and reducing portfolio exposure to market risk. The fund will purchase stocks primarily of mid-sized and large companies (see "How We Select Stocks" and the additional details in our SAI).

ZWEIG APPRECIATION FUND strives to increase the value of your investment over the long term (capital appreciation), consistent with preserving capital and reducing portfolio exposure to market risk. Under normal circumstances, the fund will have between 50% and 65% of its invested assets in small-company stocks and may invest up to 35% in large company stocks (see "How We Select Stocks").

ZWEIG GROWTH & INCOME FUND strives to increase the value of your investment over the long term (capital appreciation) and, to a lesser extent, provide income (dividends), consistent with preserving capital and reducing portfolio exposure to market risk. The fund invests equally among stocks selected for their growth characteristics and those chosen for their income characteristics (see "How We Select Stocks").

ZWEIG MANAGED ASSETS strives to increase the value of your investment over the long term from capital appreciation, dividends and interest, consistent with preserving capital and reducing portfolio exposure to market risk. The fund allocates its assets among domestic and foreign stocks, bonds, short-term debt instruments, currencies and currency-related instruments (see "How We Select Stocks" and "How We Select Bonds and Manage Interest Rate Risk").

ZWEIG GOVERNMENT FUND strives to achieve a high total return from current income and capital appreciation consistent with preserving capital over the long term by investing primarily in U.S. Government and agency securities. The fund also invests in repurchase agreements collateralized by such securities. The fund may use futures contracts and options as a means of hedging against changes in interest rates (see "How We Select Bonds and Manage Interest Rate Risk").

ZWEIG CASH FUND strives to provide high current income consistent with maintaining liquidity and preserving capital. The goal of the fund is to maintain a stable share price of $1.00. The fund invests exclusively in short-term securities issued or guaranteed as to the payment of principal and interest by the U.S. Government, its agencies or instrumentalities. The fund also invests in repurchase agreements collateralized by such securities. Zweig Cash Fund also offers Class M Shares which are described in a separate Prospectus. Class M Shares have different distribution fees and expenses which affects performance. You may obtain more information about Class M Shares by calling 1-800-272-2700. Class M Shares of Zweig Cash Fund have no exchange privileges with other funds in the Trust.

The investment objectives described in the first sentence under the name of each fund above, except for those of Zweig Managed Assets, are fundamental. They cannot be changed without shareholder approval.

Please read the Risk Factors, How We Select Stocks, and How We Select Bonds and Manage Interest Rate Risk sections of this prospectus for more detailed information about the investment practices of each fund. The SAI has further details. As with any mutual fund, there is no assurance that a fund's objectives will be achieved.

DR. MARTIN E. ZWEIG

Dr. Martin E. Zweig is President or Chairman of investment advisory firms that presently manage over $6.6 billion of assets. This $6.6 billion includes approximately $1.2 billion in publicly traded closed-end investment companies and $2.4 billion in open-end mutual funds, as well as other accounts.

Dr. Zweig has been a regular panelist on PBS television's WALL STREET WEEK WITH LOUIS RUKEYSER for 23 years and, in 1992, was inducted into the program's Hall of Fame. Dr. Zweig is the publisher of various investment advisory newsletters, including THE ZWEIG FORECAST. He is also the author of the books WINNING ON WALL STREET, THE ABCS OF MARKET FORECASTING and WINNING WITH NEW IRAS.

Dr. Zweig and his associates determine the asset allocation strategy for each of the Zweig Mutual Funds. Dr. Zweig does not select the individual securities to implement the strategy. The portfolio manager selects the specific securities for each fund.


THE PORTFOLIO MANAGERS

David Katzen has been the portfolio manager for Zweig Strategy Fund, Zweig Appreciation Fund and Zweig Growth & Income Fund since their inceptions. Mr. Katzen is a Senior Vice President of the funds. He has been with the Zweig Companies since 1986. Mr. Katzen received his B.A. in Mathematics from City University of New York and an M.A. in Mathematics from Dartmouth College, where he was admitted to the Ph.D. program.

Carlton Neel has been the portfolio manager for Zweig Managed Assets and Zweig Government Fund since July 5, 1995. Mr. Neel is a First Vice President of the funds. Mr. Neel received a dual B.A. in Economics and Political Science from Brown University. Prior to joining the Zweig Companies, he was a Vice President with J.P. Morgan & Co., Inc.

HOW WE SELECT STOCKS

Stocks represent an ownership interest in a company. They include common stocks, fixed rate preferred stocks, bonds convertible into equity securities, warrants, rights, depository receipts and other equity securities.

We select stocks primarily based upon our own computer-driven models developed by Dr. Zweig and his associates. The models evaluate and rank stocks based on technical and fundamental factors.

For Zweig Strategy Fund, we select up to 300 highly ranked stocks from the 1,400 most liquid stocks that the portfolio manager considers to be comparable to the stocks included in the Standard & Poor's 500 Index. These 1,400 stocks have a minimum market capitalization (the total value of their shares) of at least $400 million, and average daily trading volume of 50,000 shares or $425 million of total assets.

For Zweig Appreciation Fund, we select up to 700 small-company stocks primarily from the 2,500 stocks immediately after the 500 largest stocks based on market capitalization or trading volume. These 2,500 stocks have a market capitalization ranging from approximately $277 million to $4.3 billion. Their average trading volume is approximately $3.4 million. Small-company stocks historically have presented greater potential for capital appreciation and greater risk - and they tend to be more volatile - than stocks of larger, more established companies.

For Zweig Growth & Income Fund, we select up to 300 stocks divided approximately equally between those chosen for their growth characteristics (including positive earnings momentum and above-average earnings growth rates) and those for their income characteristics (including above-average dividend yields and favorable dividend growth).

The above three funds may invest up to, but not more than, 15% of their assets in foreign securities that are not publicly traded in the United States.

For Zweig Managed Assets, we select up to 200 stocks from among approximately 750 stocks that are considered comparable in market capitalization and liquidity to the stocks in the Standard & Poor's 500 Index. The fund may invest up to 50% of its assets in foreign securities not publicly traded in the U.S. but not more than 15% of its assets in any one foreign country. The fund also may invest in investment vehicles or groups of foreign stocks that, in the aggregate, are expected to perform similarly to a particular major foreign stock market index, and in investment companies that invest in the securities of a particular country.


HOW WE SELECT BONDS AND MANAGE INTEREST RATE RISK

Bonds and other debt instruments represent a loan to the issuer of the bond. The holder of the bond receives a fixed or variable rate of interest and, when the bond matures, the principal. The value of a bond or other debt instrument fluctuates primarily based on the maturity and interest rate, changes in the general level of interest rates, and the credit quality of the issuer. In general bond prices decline when interest rates rise and vice versa.

U.S. Government securities are considered to be of the highest credit quality. Therefore, the primary consideration in choosing among these securities is managing risk related to changes in interest rate levels. A bond's duration measures its sensitivity to changes in interest rates (interest rate risk). The longer the duration, the greater the bond's price movement will be as interest rates change. We manage this risk by altering the fund's mix of short-, medium- and long-term bonds, and by buying or selling Treasury futures contracts.

Zweig Government Fund may invest in U.S. Government securities of all maturities. Zweig Managed Assets may invest in foreign and domestic bonds rated "A" or higher by Moody's Investors Service, Inc. or Standard & Poor's Corporation (or if unrated, the bonds must be judged by the portfolio manager to be of comparable quality) without limitation on maturities. Zweig Appreciation Fund and Zweig Growth & Income Fund may invest only in U.S. Government securities with remaining maturities of five years or less. Zweig Cash Fund may invest only in U.S. Government securities with remaining maturities of less than 397 days.

U.S. Government securities include debt securities issued or guaranteed by the U.S. Treasury or by a U.S. Government agency or instrumentality. Not all U.S. Government securities are backed by the full faith and credit of the United States. Some are supported only by the credit of the agency or instrumentality. The SAI lists agencies and instrumentalities of the U.S. Government. In addition to price fluctuations based on changes in interest rates and the market's perception of the issuer, mortgage securities and collateralized mortgage obligations also are subject to prepayment risk which can result in the proceeds being reinvested at a lower rate of interest and loss of any premium. This typically occurs when homeowners refinance their mortgages at lower rates.


OTHER SECURITIES

MONEY MARKET INSTRUMENTS are short-term, high quality debt securities that present minimal risk of loss. We use these securities to reduce fluctuations in a fund's net asset value - and often refer to them as "cash" or "cash equivalents". Money market securities include: short-term U.S. Government obligations, commercial paper, other short-term corporate obligations, bank deposits (including time deposits with a maturity of less than one year) and other financial institution obligations.

REPURCHASE AGREEMENTS are arrangements by which a fund buys a security at one price and at the same time agrees to sell the security back to the seller at a higher price, usually on the next business day (or within seven days for foreign repurchase agreements). Repurchase agreements offer a means of generating income from excess cash that a fund might otherwise hold. Delays in payment or losses may result if the other party to the agreement defaults or becomes bankrupt. A fund will enter into repurchase agreements only with member banks of the Federal Reserve System or primary dealers in U.S. Government securities. The fund's repurchase agreements must be fully backed by collateral (U.S. Government securities in the case of the Zweig Government Fund and Zweig Cash Fund) that is marked to market, or priced, each day.

INDEXED SECURITIES are securities whose value depends on the price of securities indexes, other securities, foreign currencies or other assets. Among the more traditional indexed securities are futures and options. Futures and options are standardized contracts that have been used by mutual funds for many years to manage their portfolios more efficiently. Index futures, for example, enable the manager to position assets in the market immediately, with a modest margin deposit (roughly 2% to 10% of the position size) to simulate a much larger invested position. Transaction costs normally will be lower than purchasing or selling the underlying securities. A fund will purchase or sell indexed securities for hedging purposes only, including increasing or decreasing exposure to changing securities prices, but not to leverage assets. (See Risk Factors.)

OTHER INVESTMENT COMPANIES. From time to time our funds may invest in another investment company. A direct investment in securities, financial instruments, currencies, futures and forward contracts, and related options involves risks described elsewhere in this prospectus. An investment in another investment company will normally also involve an investment manager and service providers (e.g., custodians) over which the Trust will have no direct control; and there will be an additional layer of expenses, including the fee of such investment manager. Closed-end investment companies frequently trade at a discount from net asset value. Only if the discount is sufficiently large will the additional income earned by a portfolio purchased at a discount offset the additional layer of expense. If shares of another investment company are purchased at a discount which subsequently declines, performance will be better than it would have been had the underlying instruments been purchased directly. Our funds will invest in another investment company only if the portfolio manager believes that the fund's investment objective will be furthered by doing so. No more than 10% of a fund's assets will be invested in other investment companies. No more than 5% will be invested in any one. Zweig Cash Fund will not normally invest in any other investment companies.


OTHER INVESTMENT POLICIES

PORTFOLIO TURNOVER RATE. We do not usually consider the length of time a fund has held a stock or bond when making investment decisions. As a result of the Zweig style of money management, a fund's turnover rate may be higher than that of other mutual funds. See the table under Financial Highlights for our funds' portfolio turnover rates. (A portfolio turnover rate in excess of 100% may be deemed to be high.) Portfolio turnover may result in realization of taxable capital gains, and generally involves some expense, including brokerage costs. (The SAI contains a detailed explanation of certain relevant tax considerations.) The portfolio managers consider the cost of making portfolio adjustments when deciding whether to implement a strategy by selling stocks or bonds and investing the proceeds in money market securities, or by using futures or options to reduce exposure to market risk.

WHEN-ISSUED AND DELAYED-DELIVERY TRANSACTIONS. A fund may purchase a bond or stock with delivery of the security and payment deferred to a future date. The money to purchase such securities will be invested in other securities until the fund receives delivery. This could increase the possibility that the fund's net asset value would increase or decrease faster than would otherwise be the case.


RISK FACTORS

There is a trade-off in stock fund investing that all successful investors are keenly aware of: the stock market's long-term upward trend comes at the price of volatility (share prices go up and down) and the risk of losing your money (the value of your investment may be worth less when you sell).

DJIA     Number of times in          Average          Time since last
LOSS     the past 96 years          occurrence        occurrence
----     -------------------     ---------------     ----------------
-10%            65               every 1.5 years      6 years
-20%            39               every 2.5 years      6 years
-30%            21               every 4.6 years      9 years
-40%            11               every 8.7 years      22 years

SOURCE: INVESTECH RESEARCH

The above chart illustrates how often the Dow Jones Industrial Average (DJIA) has suffered double-digit declines from one year's high to the next year's low since 1900. Some declines end relatively quickly. For example, the major market declines of 1987 (the DJIA declined 36.1% in 55 days, excluding dividends) and 1990 (the DJIA declined 21.2% in 87 days) were among the shortest bear markets on record.

Other market declines have been more prolonged, like the bear market of 1973-1974 when the DJIA declined 45.1% over 23 months and 1981-1982 when the DJIA declined 24.1% over a period of nearly 16 months.

It is also important to recognize that, once you've incurred a loss, it can take many months and sometimes years to break even. For example, if you exclude dividends it took about 10 months to break-even from the market top in July of 1990. In 1987, it took about 18 months to get back to the market top. By comparison, it took almost 10 years to return to break-even from the market top in 1973, and 24 years from the 1929 market top to break-even!

It is impossible to predict the timing and extent of corrections and bear markets, but it should be noted that periods of unusually high returns and low volatility have historically increased the risk of stock investing for subsequent periods. The 15-year period of 1982-1996 was the best 15 years ever for the DJIA, producing an average annual return of 14.2%, excluding dividends. (The next best 15-year period ended in August of 1929.) In addition to the extraordinary returns of the past 15 years, the market has not experienced much volatility either. For example, through December of 1996, the DJIA had not suffered a high-to-low closing price decline of more than 10% since late 1990, making this period the longest EVER without such a decline.

Successful investors recognize the risks associated with investing in stocks and stock mutual funds. It is important that you try and understand your "financial personality". What is your tolerance for loss? How patient will you be during the break-even period? What is your financial staying power?

It is also important to note that the impact of a bear market depends not only upon the extent of the decline, but also WHEN in your investing lifecycle it happens. For many people, the closer they are to retirement - or the deeper they are into retirement - the harder it is for them to calmly view a bear market as a temporary decline.

The prices of individual stocks and bonds, as well as markets as a whole, move up and down. Markets move based on economic factors such as interest rates and market conditions such as investor sentiment. Individual stock or bond prices also are affected by results of the issuer's operations and factors peculiar to its industry.

Like most mutual funds, our funds use  diversification to minimize the effect of
a loss  in  any  one  investment.   U.S.  Government  securities  (the  primary
investments of Zweig Government Fund and Zweig Cash Fund) avoid the risks related to factors affecting a particular company or industry, but they do not eliminate market (interest rate) risk.

Unlike most mutual funds, our funds also manage exposure to market risk by significantly adjusting the amount of a fund's assets that are invested in stocks or bonds and the duration (risk) of a bond portfolio. While our funds manage exposure to risk, WE CANNOT ELIMINATE RISK.

The Zweig Mutual Funds are designed for those investors who want to balance their need for growth with their need to limit risk. However, there can be no assurances that we will meet our investment objectives.

In addition to increasing or decreasing the proportion of a fund's investment in money market instruments, the portfolio manager may buy or sell futures contracts and options to increase or reduce market exposure. He also may sell short and enter into currency exchange contracts. These strategies allow us to increase or decrease a fund's exposure to changes in interest rates, exchange rates or movements in stock prices. Used cautiously, they may be effective tools that lend greater stability to fund assets. They may also help to reduce the cost of administering a portfolio, and allow us to buy and sell relatively large positions without distorting prices. We use these techniques to adjust the risk and return characteristics of a fund. We do not use these practices to leverage a fund. There may also be times when we decide to acquire or maintain a futures position rather than sell or buy the underlying portfolio because the index futures, in our judgment, reflect a price, and therefore value, which is more attractive than the stocks comprising the index. If our judgment is right, this should result in smaller losses or bigger gains than would otherwise be the case. Conversely, if we are wrong, losses could be increased or gains reduced. If we misjudge market conditions or employ a strategy that does not correlate well with a fund's primary investments, use of these techniques may result in a loss, regardless of our original intent to reduce risk. Descriptions of these strategies follow, and the SAI contains more detailed explanations. You should understand these investment practices and be sure that you are able to accept the potential risks inherent in their use before investing.

FUTURES CONTRACTS AND OPTIONS. Each of the Zweig Mutual Funds EXCEPT ZWEIG CASH FUND may use futures contracts and options to manage its exposure to changing stock and bond prices or to alter its asset mix. A fund may use any type of future or option related to its investments. These include: stock index futures and options, foreign stock index futures and options, interest rate futures and options, and foreign currency futures and options, including those traded on foreign exchanges and options not traded on exchanges. Some futures and options strategies hedge against price fluctuations. These include: selling futures as a portfolio hedge, buying puts and writing covered calls. Other strategies increase market exposure. These include buying futures, writing puts and buying calls.

A fund will not purchase puts if more than 10% of its assets would be invested in premiums on puts. A fund will write calls only if they are covered throughout the life of the call. A fund will write puts only if: (a) the aggregate value of the obligations underlying the puts does not exceed 50% of a fund's assets, and
(b) the puts are fully secured by cash or liquid securities in a segregated account with the fund's custodian. Call options on futures must be similarly secured. Where applicable, the assets in the segregated account will be valued on a daily basis.

Futures and options involve, to varying degrees, market risk in excess of their value. Futures and options may be used or combined with each other, or with forward contracts, in order to adjust the risk and return characteristics of an overall strategy; however, there may be an imperfect correlation between the prices of options and futures contracts and the price movements of the securities being hedged. Another risk associated with options and futures is a potential lack of liquidity. A fund may be unable to close out, or sell, its futures or options positions at all times. Each fund seeks to limit losses from all options transactions to 5% of its average net assets per year. If necessary, a fund will cease options transactions in order to comply with the 5% limitation.

CURRENCY  EXCHANGE  CONTRACTS.  ONLY ZWEIG MANAGED ASSETS MAY ENTER INTO FORWARD
CURRENCY EXCHANGE CONTRACTS. Currency exchange contracts are agreements to exchange one currency for another at a set rate on a future date. Currency exchange contracts may be used to lock in an exchange rate for purchases of securities denominated in foreign currencies or used for investment purposes. These contracts involve the risk that currency movements will be inaccurately predicted, in which case the fund's return would be adversely affected. To manage its exposure to fluctuations in currency exchange rates, Zweig Managed Assets may enter into forward currency exchange contracts, may buy and sell options and futures contracts relating to foreign currencies, or may purchase securities indexed to foreign currencies.

Some futures and forward foreign currency contracts are customized financial contracts between two parties. Such contracts are subject to the additional risk that the counterparty will not meet its obligations under the contract. They also may be less liquid and more difficult to value than standardized contracts traded on a regulated exchange.

SELLING SHORT. ZWEIG CASH FUND MAY NOT SELL SHORT. A fund sells a security, future or currency short when we believe the price of the security, future or currency will decline. We may sell a stock index future short to offset a potential decline in a group of stocks a fund owns. We may make such short sales if we believe reducing portfolio exposure to changing securities prices can be accomplished at a lower cost through this method than if the securities themselves were sold. We also may sell a security short to protect against a decline in the price of a security a fund already owns, but wish to defer the realization of a capital gain. To sell a security short, the fund must borrow the security. A fund's obligation to replace the security borrowed and sold short will be fully secured at all times by the proceeds from the short sale retained by the broker and by cash or liquid securities deposited in a segregated account with the fund's custodian. A fund may not sell securities short if: (a) the market value of all securities sold short will be more than 25% of the fund's assets, or (b) the market value of unlisted securities sold short will be more than 10% of the fund's assets.

FOREIGN STOCKS AND BONDS involve risks such as currency fluctuations and risks related to political and economic conditions in foreign countries. These factors could make foreign investments less liquid and more volatile. Foreign companies may not be subject to accounting standards or governmental supervision comparable to U.S. companies, and there may be less information available about their operations. Foreign investments also may be subject to possible nationalization of issuers or expropriation of their assets, which would adversely affect a fund's ability to liquidate its investment.

ILLIQUID AND RESTRICTED SECURITIES may be difficult to sell promptly at an acceptable price, or may be sold only pursuant to certain legal restrictions. Difficulty in selling securities may result in a loss or entail expenses not normally associated with the sale of a portfolio security. Illiquid securities include securities not listed on a recognized foreign securities exchange and repurchase agreements having more than seven days remaining to maturity. NO MORE THAN 15% OF A FUND'S NET ASSETS (10% FOR ZWEIG CASH FUND) MAY BE INVESTED IN ILLIQUID securities.

MEASURING RISK. In choosing an investment that is right for you, it is important to consider the level of risk that you can withstand. There are many ways to measure risk when comparing mutual funds. One that is easily understood is maximum decline in net asset value (NAV). Many national newspapers measure the extent to which a fund's net asset value has changed from day to day. FundScope, an independent fund rating service, takes this concept one step further by measuring the largest high-to-low drop in week-to-week net asset value of a fund during any given period. Maximum NAV decline is expressed as a percentage decline. When comparing the maximum NAV declines of different funds, ask yourself if you could have experienced each particular drop without selling the fund. The maximum NAV declines for Class A Shares, Class B Shares and Class C Shares from the end of the week of inception through December 27, 1996, computed by FundScope, are shown below for the Zweig Mutual Funds and for the average fund with a comparable investment objective. Also shown are the maximum declines for a relevant benchmark. In all cases, distributions have been reinvested. Because the declines are based on week-ending NAV's, the actual daily declines may be greater than those shown. Maximum NAV declines do not reflect sales charges. PLEASE REMEMBER THAT PAST PERFORMANCE DOES NOT PREDICT FUTURE RESULTS; ANY FUND CAN DECLINE MORE IN THE FUTURE THAN IT HAS IN THE PAST.

                                                                                       Class B
                                                             Class A Shares             Shares*        Class C Shares**
MAX NAV DECLINE OF ZWEIG STRATEGY FUND                      -8.6% (3RD LOWEST OF        -6.0%          -6.0% (10TH LOWEST OF
     FROM INCEPTION IN DECEMBER 1989                             249 GROWTH FUNDS)                          312 GROWTH FUNDS)
MAX NAV DECLINE OF AVERAGE GROWTH FUND FOR PERIOD+          -20.4%                      -8.7%          -11.7%
MAX DECLINE OF S&P 500 FOR PERIOD^                          -17.6%                      -5.9%          -6.5%

MAX NAV DECLINE OF ZWEIG APPRECIATION FUND                  -7.0% (4TH LOWEST OF        -5.7%          -7.5% (7TH LOWEST OF
     FROM INCEPTION IN OCTOBER 1991                              178 SMALL-CO. FUNDS)                       189 SMALL-CO. FUNDS)
MAX NAV DECLINE OF AVERAGE SMALL-CO. FUND FOR               -17.8%                      -13.1%         -17.6%
     PERIOD+
MAX DECLINE OF VALUE LINE GEOMETRIC INDEX FOR PERIOD        -12.7%                      -9.3%          -12.7%

MAX NAV DECLINE OF ZWEIG GROWTH & INCOME FUND               -1.0%                       -1.0%          -1.0%
     FROM INCEPTION IN NOVEMBER 1996
MAX NAV DECLINE OF AVERAGE GROWTH & INCOME FUND FOR         -2.9%                       -2.9%          -2.9%
     PERIOD+
MAX DECLINE OF S&P 500 FOR PERIOD                           -3.7%                       -3.7%          -3.7%

MAX NAV DECLINE OF ZWEIG MANAGED ASSETS                     -4.6% (2ND LOWEST OF        -2.3%          -5.1% (7TH LOWEST OF
     FROM INCEPTION IN FEBRUARY 1993                             30 MULTI-ASSET                             30 MULTI-ASSET
                                                                 GLOBAL FUNDS)                              GLOBAL FUNDS)
MAX NAV DECLINE OF AVERAGE MULTI-ASSET GLOBAL FUND          -9.4%                       -3.8%          -9.4%
     FOR PERIOD**

MAX NAV DECLINE OF ZWEIG GOVERNMENT FUND                    -5.1% (14TH LOWEST OF       -1.8%          -5.4% (21ST LOWEST OF
     FROM SEPTEMBER 1989***                                      72 U.S. GOV'T                              91 U.S. GOV'T BOND
                                                                 BOND FUNDS)                                FUNDS)
MAX NAV DECLINE OF AVERAGE U.S. GOVT. FUND FOR              -6.9%                       -1.0%          -6.9%
     PERIOD+
MAX NAV DECLINE OF LEHMAN COMPOSITE GOVERNMENT              -5.4%                       -1.0%          -5.4%
     BOND INDEX

---------------
Sources: Morningstar, FundScope, and Micropal Inc. Maximum NAV declines are based on week-ending NAV's, except for Zweig Government Fund and its benchmarks, whose declines are based on month-end NAV's.

Definitions of Indices used for comparison:

            The Standard & Poor's 500 Index is a broad-based measurement of changes in stock market conditions based on the average performance of 500 widely held common stocks.

            The Multi-Asset Global Fund category, created by Morningstar, consists of mutual funds with investment objectives too broad and flexible to allow them to fit comfortably into any other objective. The information is based on 30 funds, and FundScope calculated the maximum NAV decline.

            The Lehman Composite Government Bond Index measures the return of government bonds ranging in maturity from one to 30 years.

            The  Value  Line  Geometric   Index  measures  the  returns  without
            dividends of 1,700 stocks ranging from large-cap to small-cap on an unweighted basis.

*           From inception in April 1996 (November 1996 for Zweig Growth &
            Income Fund).

** From inception in February 1992 (February 1993 for Zweig Managed Assets, November 1996 for Zweig Growth & Income Fund).

*** Zweig/Glaser Advisers assumed responsibility for managing the fund in September 1989. Under the prior manager, from inception in March 1985, the maximum NAV decline was -10.9% for the fund, -7.5% for the Average U.S. Government Fund and -5.4% for the Lehman Composite Government Bond Index.

+ The maximum NAV decline for funds with a comparable investment objective is an unweighted average of all such funds tracked by FundScope.

Comparable information for other mutual funds, prepared by FundScope, is available by calling 1-800-444-2706.


CHOOSING AMONG CLASSES WHEN PURCHASING SHARES

Zweig Mutual Funds offer investors four classes of shares which are described below. All except Class I Shares bear sales charges in different forms and amounts and bear different levels of expenses (see Fee Table). YOU SHOULD CHOOSE THE CLASS OF SHARES THAT IS MOST BENEFICIAL GIVEN THE AMOUNT OF YOUR PURCHASE, THE LENGTH OF TIME YOU EXPECT TO HOLD THE SHARES AND OTHER RELEVANT CIRCUMSTANCES.

Class A shares are sold with an initial sales charge that varies based upon the amount invested as shown in the table below. Class B Shares have no initial sales charge, but are subject to a declining contingent deferred sales charge
(CDSC) if sold within six years of purchase. Class C Shares have no initial sales charge, but are subject to a CDSC if sold within one year of purchase. Class B and Class C Shares have higher annual operating expenses than Class A Shares. Class B Shares of Zweig Government Fund and Zweig Cash Fund have higher annual operating expenses (and lower dividends) than their corresponding Class C Shares. Class B Shares convert to Class A Shares after a holding period of seven years from the initial purchase. Class C Shares have a shorter CDSC period than Class B Shares, but they do not convert to Class A Shares. Class I Shares are offered at net asset value without an initial sales charge and are not subject to a contingent deferred sales charge or a Rule 12b-1 distribution fee. Class I Shares are only available to tax-exempt retirement plans of Zweig Securities Corp. and its affiliates, and certain institutional investors that invest at least $1 million directly with Zweig Securities Corp., the principal distributor of Zweig Mutual Funds. Institutional investors include: (1) unaffiliated benefit plans, such as qualified retirement plans (other than individual retirement accounts and certain other self-directed retirement plans); (2) unaffiliated banks and insurance companies purchasing for their own accounts; and (3) endowment funds of unaffiliated non-profit organizations.

CONTINGENT DEFERRED SALES CHARGE (CDSC). The applicable CDSC rate for each class of shares is set forth in the Fee Table. The CDSC is imposed on the lesser of:
(a) the current market value, or (b) the initial cost of the shares being redeemed. No CDSC is imposed upon shares acquired by reinvesting distributions. In determining whether a CDSC applies, the order of redemption is first of shares purchased through reinvestment and then of shares held the longest. Any CDSC imposed on a redemption is paid to the distributor or directly to a third party at the direction of the distributor.

We may waive the CDSC on redemption(s): (a) following the death of a shareholder; (b) if a shareholder becomes unable to engage in any substantial gainful activity because of a medically determinable physical or mental impairment which can be expected to result in death or be of long-continued and indefinite duration; (c) when a total or partial redemption is made in connection with a distribution from (I) retirement plans after reaching age 59 1/2, except that if, immediately prior to the redemption, the aggregate amount invested by the retirement plan in Class B Shares of the Zweig Mutual Funds (excluding the reinvestment of distributions) during the prior four year period equals 50% or more of the total value of the retirement plan's assets in the Zweig Mutual Funds, then the CDSC will not be waived, or (II) certain other Class A Share retirement plans; (d) under the systematic withdrawal program if the amount being withdrawn is no more than 1% per month of the value of the account at the time the program was established; and (e) effected pursuant to the Fund's right to liquidate a shareholder's account if the aggregate net asset value of the shares held in the account is less than the then effective minimum account size.

The Distributor has sold, and expects to sell in the future, the right to receive all or substantially all of the 12b-1 distribution fees on Class B Shares together with the related CDSC in the event the Shares are redeemed prior to conversion to Class A Shares. In addition to the foregoing waivers, the holder of the right to receive such payments, in its sole discretion, may elect to establish its own waiver criteria, which may differ from those set forth above.

CLASS A SHARES. Class A Shares of all funds except Zweig Cash Fund are sold at net asset value plus the applicable sales charge. The offering price applies to purchases made by a single purchaser or by a single trust account. An individual, his or her spouse, and children under 21 are considered to be a single purchaser. The sales charge on Class A Shares is allocated between your investment dealer and Zweig Securities Corp., the distributor, as shown below.

QUANTITY DISCOUNTS ON CLASS A SHARES. When you invest in Class A Shares of the Zweig Mutual Funds, you may receive quantity discounts at certain dollar levels, or breakpoints. The more you invest, the smaller percentage you pay in sales charges, as shown below.

                                              As a Percentage of
                                             -------------------
                                            Offering    Net Asset
                                            Price of    Value of      Dealer's
                                           the Shares  the Shares       Sales
Amount Invested                             Purchased   Purchased    Concession

ZWEIG STRATEGY FUND, ZWEIG APPRECIATION
FUND, ZWEIG GROWTH & INCOME FUND AND
ZWEIG MANAGED ASSETS:

Less than $50,000                             5.50%       5.82%         4.75%
$50,000 but less than $100,000                4.75%       4.99%         4.00%
$100,000 but less than $250,000               3.75%       3.90%         3.25%
$250,000 but less than $500,000               2.75%       2.83%         2.25%
$500,000 but less than $1,000,000             1.75%       1.78%         1.50%
$1,000,000 or more                            0.00%       0.00%   (see below)

ZWEIG GOVERNMENT FUND:
Less than $50,000                             4.75%       4.99%         4.00%
$50,000 but less than $100,000                4.00%       4.17%         3.50%
$100,000 but less than $250,000               3.00%       3.09%         2.50%
$250,000 but less than $500,000               2.25%       2.30%         1.75%
$500,000 but less than $1,000,000             1.75%       1.78%         1.50%
$1,000,000 or more                            0.00%       0.00%   (see below)

------------------
Commissions (as set forth below) will be paid to dealers who initiate and are responsible for purchases of $1 million or more and for purchases at net asset value made by unallocated accounts held by third party administrators, registered investment advisers, trust companies, and bank trust departments which exercise discretionary authority or hold accounts in fiduciary, agency, custodial or similar capacity if in the aggregate such accounts equal or exceed $1,000,000 and by retirement plans with assets of $1,000,000 or more or at least 50 eligible employees.

                                                    Dealer's
Amount Purchased                                   Commission
----------------                               -------------------
                                                (as % of purchase)


ZWEIG STRATEGY FUND, ZWEIG
            APPRECIATION FUND, ZWEIG
    GROWTH & INCOME FUND
            AND ZWEIG MANAGED ASSETS:
                  $1,000,000 to $2,000,000           0.75%
                  $2,000,000 to $5,000,000           0.50%
                  Amount over $5,000,000             0.25%

ZWEIG GOVERNMENT FUND:
                  $1,000,000 to $2,000,000           0.50%
                  Amount over $2,000,000             0.25%

No initial sales charge applies on these investments; however, a 1% CDSC will apply on redemptions within 18 months of purchase, except for redemptions of shares purchased by an investor in amounts of $1,000,000 or more where such investor's dealer of record, due to the nature of the investor's account, notifies the distributor prior to the time of the investment that the dealer waives the commission otherwise payable to the dealer as described below, or agrees to receive such commissions ratably over an 18 month period.

Class A Shares also may be purchased at net asset value by any officer, trustee, director or employee, and their families, of Zweig Mutual Funds, Zweig/Glaser Advisers, Zweig Securities Corp. and any company affiliated with these companies, or by employees and their families of securities dealers that are members of the NASD. Class A Shares also may be sold at net asset value through certain investment dealers registered under the Investment Advisers Act of 1940 and other financial services firms that adhere to certain standards established by the principal distributor, including a requirement that such shares be sold for the benefit of their clients participating in a "wrap account" or similar program under which such clients pay an ongoing fee to the investment adviser or other firm. Such shares are sold for investment purposes and on the condition that they will not be resold except through redemption or repurchase by the fund. Class A Shares also may be purchased at net asset value for shareholders by dealers where the amount invested represents redemption proceeds from funds distributed other than by the distributor, and where the shareholder has paid a sales charge in connection with the purchase of such other fund's shares; provided that (i) such Class A Shares are purchased within 30 days after redemption of such other fund's shares; and (ii) sufficient documentation of such redemption as the distributor may require shall be provided at the time the Class A Shares are purchased. This provision is not available where the shares of a fund being redeemed were subject to a deferred sales load or redemption fee.

CUMULATIVE QUANTITY DISCOUNTS ON CLASS A SHARES. A new purchase may be combined with Class A Shares already in your account to qualify for a discount. The sales charge on the shares being purchased will be at the rate shown in the table above applicable to the net asset value of the shares then owned plus the amount of the new purchase. To receive this discount, you or your investment dealer must request it when placing the order and give the transfer agent or distributor sufficient information to confirm that your purchase qualifies for the discount. We reserve the right to change or terminate quantity discounts at any time.

QUANTITY DISCOUNTS THROUGH A LETTER OF INTENTION. You may pay a reduced sales charge on Class A Shares if you sign a Letter of Intention at the time of your purchase. The Letter also may be back-dated to include purchases made within 90 days prior to signing the Letter of Intention. The Letter, included on the application form in this Prospectus, states your intention to purchase a sufficient quantity of Class A Shares of the funds indicated within the 13-month period specified to qualify for a reduced sales charge. Purchases under the Letter are made at the sales charge applicable to the entire amount to be purchased under the Letter, as if purchased in a single transaction. A Letter of Intention can be amended during the 13-month period by filing an amended Letter with the same expiration date as the original.

The Letter of Intention is not binding. During the period covered by the Letter, the transfer agent will hold shares in escrow representing 5% of the intended purchase. After the end of the period, a price adjustment based upon the actual amount invested will be made (by redeeming escrowed shares if the purchase is not completed or by investing the difference in sales charges if the total purchases under the Letter qualify for a lower sales charge).

CLASS B SHARES. Class B Shares are sold without an initial sales charge. For sales of Class B Shares, dealers will receive from the distributor 4% of the purchase amount. Although you pay no sales charge at the time of purchase, if you redeem within six years, you are charged a declining CDSC as follows:

                                  The CDSC
Year Since Purchase Was Made    is equal to

Year One                            5%
Year Two                            4%
Year Three                          3%
Year Four                           3%
Year Five                           2%
Year Six                            1%
Year Seven                          None*

-------------------
    * Class B Shares convert to Class A Shares as described below.

CLASS B SHARE CONVERSION FEATURE. After a holding period of seven years from the initial date of purchase, Class B Shares automatically convert to Class A Shares of the same fund at respective net asset values on the 10th business day of the month following the anniversary date. At the time of conversion, Class B Shares of a fund acquired through reinvestment of distributions will convert to the corresponding Class A Shares of that fund pro-rata with Class B Shares of that fund not acquired through reinvestment. The conversion of Class B Shares will relieve the Class B Shares that have been held for at least seven years from the higher ongoing distribution fees. Only Class B Shares have this conversion feature.

CLASS C SHARES. Class C Shares are sold without an initial sales charge. For sales of Class C Shares, dealers will receive from the distributor 1% (0.75% for Zweig Government Fund and 0.30% for Zweig Cash Fund) of the purchase amount. If you redeem within one year of your purchase, you will be charged a CDSC equal to 1.25%.

CLASS B AND CLASS C SHARES OFFER THE BENEFIT OF PUTTING ALL OF YOUR DOLLARS TO WORK IMMEDIATELY; HOWEVER, THEY HAVE HIGHER ANNUAL EXPENSES AND PAY LOWER DIVIDENDS THAN CLASS A SHARES. CLASS C SHARES HAVE A SHORTER CDSC PERIOD THAN CLASS B SHARES; HOWEVER, THEY DO NOT CONVERT TO CLASS A SHARES.

CLASS I SHARES. Class I Shares, which have no initial sales charge and no Rule 12b-1 fee, are currently available for purchase only from Zweig Securities Corp. to tax-exempt retirement plans of Zweig Securities Corp. and its affiliates and certain institutional investors. In addition, Class I Shares are currently available only in New York.

Zweig Securities Corp. will reallow up to 0.15% to any dealer with sales of Zweig Mutual Fund shares at an annual rate of $4 million or more or who can reasonably be expected to achieve sales at that rate, provided that the dealer has agreed to supply special assistance in marketing shares of the Zweig Mutual Funds, including providing access to the dealer's sales personnel and information dissemination systems such as computer screens, internal publications, publications sent to clients and mailing lists. These reallowances are in addition to the sales concessions shown in the above tables, and may be subject to chargeback for redemptions within one year. An alternative arrangement, available to any dealer that has agreed to provide marketing, record keeping and related administrative services to tax-qualified employee benefit plans, including the processing of orders for investment and reinvestment of plan assets in shares of the funds at net asset value, provides for compensation at an annual rate of up to 0.20% of plan participant holdings of Zweig Mutual Funds. In addition, Zweig Securities Corp. also may pay dealers a fee at the annual rate of up to 0.10% of the average daily net assets that have been continually invested in Zweig Mutual Funds for at least four years. Zweig Securities Corp. also may pay dealers a fee of up to 0.10% of the average daily net assets invested through such dealers in Zweig Mutual Fund shares by participants in programs sponsored by such dealers. Zweig Securities Corp. reserves the right to alter or discontinue paying any of the foregoing fees at any time. These fees will be paid from Zweig Securities Corp.'s or the manager's own funds, including past profits or any other source available to them.

The above arrangements relate to purchases effected in the United States. Purchases outside the United States may be subject to local rules and customs, and different sales charges, fees and dealer compensation may apply. Certain dealers may not sell all classes of shares.


HOW TO INVEST IN THE ZWEIG MUTUAL FUNDS

You can buy shares through your investment professional, directly from the funds' transfer agent, or automatically through a regular investment plan.

              Minimum Initial     Minimum Initial    Minimum Subsequent
Class          Investment         IRA Investment*        Investment
------------- ----------------- ---------------------- ------------------

A, B and C    $1,000            $250                   None

I             $1,000,000        $1,000,000             None


* or other retirement accounts, pension and profit sharing plans, custodial accounts under the Uniform Gift to Minors Act, trusts and estates or qualifying group plans.

Purchases of Zweig Cash Fund become effective after receipt of Federal funds by the transfer agent. Purchases for all other Zweig Mutual Funds will be at the offering price next determined after the transfer agent or investment dealer receives the order, provided the dealer transmits the order to the transfer agent that day. We reserve the right to change or waive minimums or to reject any order.

How to BUY Shares Through your investment professional

    * To open your account, contact your investment professional.

If you invest through an investment professional, the firm may have its own service features, transaction charges and fees. This Prospectus should be read in conjunction with such firms' material regarding their fees and services. If you wish us to refer you to an investment professional, call us at 1-800-272-2700. Investment professionals receive compensation for providing investment advice, and such compensation may differ for selling shares of different classes of the Zweig Mutual Funds. The Fund may be unable to provide recordkeeping or other services for shares held in the name of, or controlled by, an investment dealer.

How to BUY Shares Through the Transfer Agent

* COMPLETE the attached application or send a letter specifying the name of the fund and the class of shares you wish to buy. If you do not specify a class, your purchase will be automatically invested in Class A Shares.

* ENCLOSE a check made payable to State Street Bank and Trust Company or to a Zweig Mutual Fund. (We will not accept third party checks, i.e. any checks which are not payable to the order of State Street Bank and Trust Company or a Zweig Mutual Fund.)

* MAIL to State Street Bank and Trust Company:

     By regular mail:                        By courier or overnight mail:
                                                   2 Heritage Drive
       P.O. Box 8505                                  Third Floor
   Boston, MA 02266-8505                           Quincy, MA 02171
  Att: Zweig Mutual Funds                       Att: Zweig Mutual Funds

Purchases of Zweig Cash Fund shares by check or money order do not earn dividends until converted into Federal funds, which can take up to two business days.

* For   WIRE   instructions   (Federal   funds)   please   call 1-800-628-0441.

* AUTOMATIC INVESTMENT PLAN PURCHASES. Move money from your bank account or via payroll deduction into any of your Zweig Funds on any day of each month or quarter. Please refer to the application form in this prospectus or call 1-800-272-2700 for assistance.


HOW TO SELL YOUR ZWEIG MUTUAL FUND SHARES.

You can sell your shares on any day the New York Stock Exchange (NYSE) is open. The price you receive will be the net asset value less any applicable contingent deferred sales charge. The net asset value you will receive is calculated at the close of business on the day your sell order is received at the transfer agent. Proceeds of your sale will generally be mailed to you within seven days after your request is received. If shares are bought with an uncertified check and sold within 15 days after purchase, the proceeds may not be paid until 15 days after the purchase. If the fund has evidence of cleared funds, money may be released earlier.

Selling Your Shares THROUGH YOUR INVESTMENT PROFESSIONAL.

* Contact your investment professional if you bought your shares at your brokerage firm. If you sell your shares through your investment professional, the price you will receive will be the price of shares at the close of business on the day the order is transmitted to the transfer agent by your brokerage firm.


SELLING YOUR SHARES BY MAIL THROUGH THE TRANSFER AGENT

* SEND A LETTER to sell your shares to: State Street Bank and Trust Company

           By regular mail:          By courier or overnight mail:
                                           2 Heritage Drive
             P.O. Box 8505                    Third Floor
         Boston, MA 02266-8505             Quincy, MA 02171
        Att: Zweig Mutual Funds         Att: Zweig Mutual Funds

* ENCLOSE your stock certificates.
* Remember to SIGN both the stock  certificates  and the letter exactly as the stock certificates are registered.
* Sales  over  $10,000  require a  SIGNATURE  GUARANTEE  of the registered
  owners  or  your  legal representative.   Appropriate signature guarantors
  include: banks and savings associations, credit unions, member firms of a national securities exchange, municipal securities dealers and government securities dealers. See the SAI or call 1-800-272-2700 for assistance.
* CORPORATE AND FIDUCIARY shareholders selling shares must include the appropriate documentation establishing the authority of the person seeking to act on behalf of the account.

SELLING your shares BY TELEPHONE though the Transfer Agent

You may sell your shares by telephone (unless you have notified Zweig Mutual Funds of an address change within the preceding 15 days).

* CALL   1-800-272-2700  if  your  account  is  registered  for telephone redemption privileges and your shares are held at the transfer agent without certificates.

Proceeds will be mailed to the address on the account. If you designated a domestic bank on the application form when you opened your account, you may have redemption proceeds of $1,000 or more wired to the bank. Any change in wire redemption directions requires a signature guarantee from an appropriate guarantor. In order to sell shares on the day you place the order, the transfer agent must receive your instructions to sell before the close of regular trading on the NYSE. Redemption instructions for Zweig Cash Fund must be received before 2:00 p.m. New York time in order to wire the proceeds to you that day.

The maximum amount that may be redeemed for joint accounts by telephone is $25,000. Neither the Zweig Mutual Funds, the distributor, nor the transfer agent will be liable for any loss in acting on telephone instructions reasonably believed to be authentic. In the event of a fraudulent telephone redemption, the investor will bear the risk of loss. Because the funds may otherwise be liable for any losses due to unauthorized or fraudulent instructions, reasonable procedures are employed to confirm that instructions given by phone are genuine. These include: requiring a form of personal identification from the caller and recording telephone instructions. For identification purposes, the transfer agent may require such information as it deems necessary before accepting redemption instructions.

During periods of extremely drastic economic or market changes, it may become difficult to implement a telephone redemption. In the event that you have difficulty reaching the transfer agent at its toll-free number, you should consider sending written redemption instructions in the manner explained above.

We reserve the right to refuse telephone redemption requests and to limit their amount or frequency. If, however, we determine not to accept a telephone redemption request, we will seek to advise you promptly of that decision and, to the extent feasible, will communicate that decision by telephone.

Redemptions normally will be made in cash. Redemptions also may be made in kind pursuant to an election under Rule 18f-1 of the Investment Company Act of 1940 (the 1940 Act), as discussed more fully in the SAI. Rights of redemption may be suspended if the NYSE is closed, other than customary weekend or holiday closings, or for such other periods as the Securities and Exchange Commission has permitted.

REINSTATEMENT PRIVILEGE. If your have made a partial or complete redemption of shares, you may reinvest all or part of the redemption proceeds and receive a pro rata credit for any CDSC or initial sales charge paid, provided the reinvestment is made within 30 days after the redemption. You may exercise this privilege only once a year.

SYSTEMATIC CASH WITHDRAWAL PROGRAMS. If your account has $5,000 or more, you may set up a program to receive a specific amount in cash either monthly or quarterly. Contact your investment professional or complete the application form in this prospectus. Under these programs, all distributions must be reinvested. Purchasing additional shares while receiving payments under these programs ordinarily will be disadvantageous because of sales charges. Shares redeemed may be subject to a CDSC. We may modify or terminate these programs at any time.

MINIMUM ACCOUNT SIZE. If your account balance falls below $1,000 as a result of redeeming shares, you may be given 60 days' notice to reestablish the minimum balance. If you do not increase your balance, we reserve the right to close your account and send the proceeds to you. Your shares will be redeemed at the net asset value on the day your account is closed. We normally will not close an account maintained in connection with a tax-deferred retirement plan.


EXCHANGE PRIVILEGE

You can exchange shares of one Zweig Mutual Fund for shares of the same class of another Zweig Mutual Fund at their respective net asset values (except that Class A Shares of Zweig Cash Fund purchased without a sales charge are exchangeable at net asset value plus the applicable sales charge). All exchanges are effected as of the close of regular trading on the NYSE. You can exchange shares either through your investment professional or, if the shares are registered in your name, through the transfer agent. You may exchange through the transfer agent by mail, telephone, or systematically on the 15th day of each month or quarter (see the application form in this Prospectus).

Each exchange is a sale of shares of one fund and a purchase of the same class of shares of another fund. An exchange may produce a gain or a loss for tax purposes, and is subject to the terms and conditions applicable to telephone redemptions and the minimum investment requirement of each fund. We reserve the right to reject any exchange request, or to modify or terminate exchange privileges upon 60 days' written notice to shareholders.


NET ASSET VALUE

Each fund determines the net asset value of each class of its shares on each day that the NYSE is open. Net asset values are calculated as of the close of regular trading on the NYSE and as of 2:00 p.m. New York time for Zweig Cash Fund shares.

We value portfolio securities at market value when quotations are readily available. We value securities for which market quotations are not readily available at fair value as determined using procedures determined by the Board of Trustees. We value foreign forward currency contracts using forward currency exchange rates supplied by a quotation service. We value short-term obligations having a remaining maturity of 60 days or less at amortized cost (which approximates market value). Zweig Cash Fund attempts to stabilize the net asset value of its shares at $1.00 and uses the amortized cost method to value all its securities.


DISTRIBUTIONS AND TAXES

Dividends of net investment income are declared and payable as follows:

Name of Zweig fund                  Declared                 Payable

Government                          Monthly                  Monthly
Strategy, Growth & Income
  and Managed Assets              Semi-annually            Semi-annually
Appreciation                    At least annually        At least annually
Cash                           Daily at 2pm NY time          Monthly

Any net realized capital gains will be paid at least annually, except that net short-term capital gains may be paid more frequently, together with the dividends from net investment income.

Distributions are declared separately for each class of shares of a fund. Distributions will be reinvested at net asset value unless you elect to receive distributions in cash. Shareholders who have elected to receive distributions in cash but whose accounts had two consecutive mailings returned as "undeliverable", will automatically have their future distributions reinvested at net asset value.

Because Class B and Class C Shares have higher distribution fees, dividends on Class A Shares will be higher than dividends on Class B and Class C Shares of the same fund. Because Class I Shares have no distribution fees, dividends on Class I Shares will be higher than dividends on Class A Shares of the same fund.

Each of our funds intends to qualify as a regulated investment company for federal income tax purposes so long as, in management's view, such qualification is in the shareholders' interest. We intend to distribute all of a fund's income and net capital gains so as to be relieved of federal taxes. Distributions of income and short-term capital gains are taxed as dividends. Long-term capital gain distributions are taxed as long-term capital gains. Distributions are taxable when paid, whether taken in cash or reinvested, except that distributions declared in November and December and paid in January are taxable as if paid on December 31st.

You should receive by January 31 of each year, a statement showing the tax status of your distributions for the prior year and the proceeds of your redemptions (including exchanges), if any. When you sell your shares, their tax basis is the total of your cash investments plus all distributions that have been reinvested, less any return of capital distributions. To assist you in determining your tax basis, please keep your year-end account statements with your other tax records.

The foregoing is a summary of certain federal income tax consequences. Be sure to consult your own tax adviser to determine the precise effect of your investments in our funds on your particular tax situation, and any state and local tax consequences.

THE DISTRIBUTOR

Zweig Securities Corp. serves as principal distributor of shares of the Zweig Mutual Funds. At any given time, the distributor may incur expenses in distributing shares of the funds that are in excess of the total payments made by the funds under the Rule 12b-1 Plans for distribution (Class I Shares do not have a Rule 12b-1 Plan). Because there is no requirement that the distributor be reimbursed for all its expenses, or that a plan be continued from year to year, this excess does not constitute a liability of the funds. Although there is no legal obligation for the funds to pay expenses in excess of payments made to the distributor under the plans, if for any reason a plan is terminated, the Board of Trustees will consider the manner in which to treat such expenses. Any cumulative unreimbursed expenses may or may not be recovered through future distribution fees. If the distributor receives any Rule 12b-1 payments in excess of actual distribution expenses (a situation which has not occurred to date), the difference could be viewed as profit to the distributor for that year. Accordingly, the Trust's Class A, B, and C Rule 12b-1 Plans are classified as compensation plans.

The distributor reallows the 0.25% service fee to dealer firms that are members of the National Association of Securities Dealers, Inc. and have signed a dealer agreement, for continuous personal service by such members to investors in the funds, plus a portion of the asset-based sales charges, so that these dealers receive such reallowances at the following aggregate annual rates: (i) 0.25% commencing from date of purchase for the Class A Shares, (ii) 0.25% commencing one year after purchase for the Class B Shares, and (iii) 0.95% (0.70% and 0.25% for the Zweig Government Fund and Zweig Cash Fund, respectively) commencing one year after purchase for the Class C Shares.


THE MANAGER AND MANAGEMENT FEE

The investments of the Zweig Mutual Funds are managed by Zweig/Glaser Advisers. The general partners of Zweig/Glaser Advisers are: Glaser Corp., a Delaware corporation controlled by Eugene J. Glaser, and Zweig Management Corp., a Delaware corporation controlled by Dr. Zweig.

The manager's fee is based on the average daily net assets of each fund at the following annual rates: Zweig Strategy Fund and Zweig Growth & Income Fund, 0.75%; Zweig Appreciation Fund and Zweig Managed Assets, 1.00%; Zweig Government Fund 0.60%; and Zweig Cash Fund, 0.50%. These rates are constant and do not diminish with an increase in the net assets of a fund. The management fees are comparable to the fees paid by mutual funds with similar investment policies.

In addition to managing the funds' investments, Zweig/Glaser Advisers also: makes recommendations with respect to the funds' business affairs; furnishes certain administrative services, office space and equipment; and permits its employees to serve as the officers of the Trust without additional compensation from the funds. All other expenses incurred in the operation of the funds, a detailed list of which appears in the SAI, are borne by the funds.

BROKERAGE TRANSACTIONS. To buy and sell securities for the Zweig Mutual Funds, Zweig/Glaser Advisers may use its broker/dealer affiliates or other firms that sell shares of the funds, provided they have the execution capability and that their commission rates are comparable to those of other unaffiliated broker/dealers.


ORGANIZATION OF THE FUNDS

The Trust was established as a Massachusetts business trust on September 24, 1984, and reorganized as a Delaware business trust on April 30, 1996. The Board of Trustees directs the management of the business of the Trust. The Board has duties and responsibilities comparable to those of the boards of directors of corporations, not to those of trustees under customary trust principles. The Trustees oversee the Trust's activities, elect the officers of the Trust who are responsible for its day-to-day operations, review contractual arrangements with the companies that provide services to the Trust, and review investment performance.

The Trust, an open-end, diversified, management investment company, has an unlimited number of shares of beneficial interest which, without shareholder approval, may be divided by the Trustees into an unlimited number of classes and funds. Voting rights are based on a shareholder's total dollar interest in a Series and are thus allocated in proportion to the value of each shareholder's investment. Shares vote together on matters that concern the entire Trust, or by individual fund or class when the Board of Trustees determines that the matter affects only the interests of a particular fund or class.


PERFORMANCE INFORMATION

Except for Zweig Cash Fund, the net asset value of a fund will fluctuate from day to day. This fluctuation reflects the composition of the fund's portfolio, as well as changes in market conditions, company and economic developments, interest rates, and other factors. Performance will reflect our skill in managing each fund's portfolio, the period of time you hold your investment, and the class of shares and its annual operating expenses. When you sell your shares, they may be worth more or less than what you paid for them.

Advertisements for the Zweig Mutual Funds may include:

            MAXIMUM NAV DECLINE since a fund's inception, or for shorter periods. See Measuring Risk for the maximum NAV declines of Zweig Mutual Funds compared to declines for the same period of the average comparable fund and a benchmark.

            TOTAL RETURN for the most recent one-, five- and ten-year periods, and since the inception of a class of shares through the most recent calendar quarter. Total return also may be presented for other periods, or be based on an investment at reduced sales charge levels. TOTAL RETURN DOES NOT INCLUDE THE EFFECT OF TAXES AND DOES NOT PREDICT FUTURE PERFORMANCE.

            YIELD, or the rate of income earned, expressed as a percentage of a fund's share price. We calculate yield according to accounting methods that are standardized for all stock and bond mutual funds. We express yield as an annualized percentage rate based on the share price at the end of the 30-day period. This yield does not reflect gains or losses from selling securities or from transactions in options and futures contracts. Yield accounting methods differ from methods used for other accounting purposes. YIELD FIGURES ARE BASED ON HISTORICAL EARNINGS AND ARE NOT INTENDED TO INDICATE FUTURE PERFORMANCE.

            SEVEN-DAY CURRENT YIELD for the Zweig Cash Fund refers to the income generated by an investment in the fund over a seven-day period specified in the advertisement. This income is assumed to be generated each week for 52 weeks. This 52-week income is then shown as a percentage of the investment.

            EFFECTIVE YIELD is calculated similarly to yield or seven-day current yield but, when annualized, the income earned is assumed to be reinvested.

We also may include in advertising or marketing materials data from financial and other publications and reference surveys that deal with industry or investment statistics. The SAI lists the principal industry publications.

The following is an assessment of the 1996 performance of Class A, Class B and Class C Shares of each of the Zweig Mutual Funds (other than Zweig Cash Fund). We've included a graph comparing each fund's performance since inception with benchmarks.

ZWEIG STRATEGY FUND


COMPARISON OF CHANGE IN VALUE OF A $10,000 INVESTMENT IN ZWEIG STRATEGY FUND CLASS A SHARES, THE STANDARD & POOR'S 500 INDEX AND THE
CONSUMER PRICE INDEX FOR THE PERIOD ENDED DECEMBER 31, 1996



 *******************  graph plot points needed  *********************

1 year          5 year             from inception on 12/29/89
13.00%         12.07%                11.46%

CLASS C SHARES - Zweig Strategy Fund also offers Class C Shares. The performace of Class C Shares will be greater or less than Class A Shares depending on sales charges, fees and the length of time the shares are held.

1 year          from inception on 2/4/92
12.19%           11.33%

Past performance is not predictive of future results.

The fund's Class A and C Shares returned 13.0% and 12.2%, respectively, in 1996. The new Class B Shares, which were launched on April 8, returned 7.9%. While we do not expect our style of management to beat or even match bull market returns, we would have hoped for more significant participation in 1996's stock market advance.

Our performance lagged this year for two reasons. First, we maintained a low market exposure (our average market exposure was 68% over the entire year) because our research was virtually neutral throughout the year. Second, our stock selection style, which favors lower-risk stocks, was temporarily out of favor during the first half of the year. During the second half of the year, the stocks in the portfolio performed better than the S&P 500.


ZWEIG APPRECIATION FUND

COMPARISON OF CHANGE IN VALUE OF $10,000 INVESTMENT IN ZWEIG APPRECIATION FUND CLASS A SHARES, THE VALUE LINE GEOMETRIC INDEX AND THE
CONSUMER PRICE INDEX FOR THE PERIOD ENDED DECEMBER 31, 1996.


 *******************  graph plot points needed  *********************


1 year          5 year             from inception on 12/29/89
15.39%         12.00%                12.71%

CLASS C SHARES - Zweig Appreciation Fund also offers Class C Shares. The performace of Class C Shares will be greater or less than Class A Shares depending on sales charges, fees and the length of time the shares are held.

1 year          from inception on 2/4/92
14.54%           10.76%

Past performance is not predictive of future results.

The fund's Class A and Class C Shares returned 15.4% and 14.5%, respectively, for 1996. The new Class B Shares, which were launched on April 8, returned 11.0%. We were pleased that our risk-averse style matched or nearly matched the market in a year of strong returns. The fund's 1996 results equaled those of the Value Line Geometric Index (including our estimate for dividends) and were 93% of the Russell 2000's return.

The market for small stocks was sharply divided into two phases during the year. From the beginning of the year until May 22, when the Russell 2000 Index peaked at 16%, aggressive small-company stocks did extremely well. From May 22 on, the Russell 2000 returned only 0.4%. Our strong performance in the second part of the year was a result of the risk-averse nature of our stock selection. We stayed true to our discipline of purchasing stocks with below-average valuations and above-average earnings growth.


ZWEIG MANAGED ASSETS

COMPARISON OF CHANGE IN VALUE OF A $10,000 INVESTMENT IN ZWEIG MANAGED ASSETS CLASS A SHARES AND CLASS C SHARES, THE STANDARD & POOR'S 500 INDEX
AND THE CONSUMER PRICE INDEX FOR THE PERIOD ENDED DECEMBER 31, 1996.


 *******************  graph plot points needed  *********************


1 year         from inception on 12/29/89
9.80%          8.77%


1 year         from inception on 2/4/92
9.03%          8.01%

Past performance is not predictive of future results.

The fund's Class A and C Shares returned 9.8% and 9.0%, respectively, in 1996. The new Class B Shares, which were launched on April 8, returned 9.1%. While the fund started the year slowly, it performed strongly in the fourth quarter, outperforming the Lipper Global Flexible Fund Average, a measure of the fund's peers. The fund's average market exposure for 1996 was 49% stocks, 29% bonds and 22% cash.

From January to June of 1996, U.S. bonds suffered significant losses, which negatively impacted the fund's performance. The loss in bonds occurred too quickly for our research to respond. Foreign bonds performed poorly as well. U.S. stocks and foreign stocks posted solid returns throughout most of the year, and we participated in these gains by increasing our exposure in foreign markets when certain central banks cut interest rates during the year. We performed particularly well in July, when the U.S. stock market declined by 7% and the fund only declined by 2.9%.


ZWEIG GROWTH & INCOME FUND

From inception on November 26, 1996, through the end of the year, the Class A, B and C Shares earned returns of 0.4%, 0.3% and 0.4%.

The minor weakness in the last five weeks of the year afforded us the opportunities to start buying stocks at attractive prices. The high dividend-yield stocks, which often outperform during choppy markets, had a mild performance edge over the growth component of the portfolio during the short period. Our largest sector holdings were the utilities, because they are attractively priced, and manufacturing companies because their earnings are improving.


ZWEIG GOVERNMENT FUND

COMPARISON OF CHANGE IN VALUE OF A $10,000 INVESTMENT IN ZWEIG GOVERNMENT FUND CLASS A SHARES, LEHMAN COMPOSITE GOVERNMENT BOND
INDEX AND THE CONSUMER PRICE INDEX FOR THE PERIOD ENDED DECEMBER 31, 1996.



 *******************  graph plot points needed  *********************


1 year          5 year             from inception on 12/29/89
-0.42%          4.90%                7.14%

CLASS C SHARES - Government Securities Series also offers Class C Shares. The performace of Class C Shares will be greater or less than Class A Shares depending on sales charges, fees and the length of time the shares are held.

1 year          from inception on 2/4/92
-0.82%           4.91%

Past performance is not predictive of future results.


The fund's Class A and Class C Shares lost 0.4% and 0.8%, respectively, for 1996. The new Class B Shares, which were launched on April 8, returned 4.2%. The losses in the bond market in the first quarter of 1996 were mostly concentrated in a series of one-day declines. These declines occurred when the government released unemployment statistics indicating that the economy was stronger than anticipated, resulting in sharp selloffs that dramatically lowered bond prices.

Our research, which reacts to changing markets rather than predicting them, and is designed to capture major trends in the market, is not well-suited to such rapid changes. In early January, our research indicated that risk was low, and our duration was 7.1 years as a result. By comparison, the Lipper U.S. Government Fund Average maintains an average duration of approximately 5.3 years. As bonds declined and our risk measures rose, we lowered the fund's duration to three years by mid-year. At year-end our duration was a neutral 4.1 years.

************************************************************
****************** applic.txt goes here ********************
************************************************************


APPLICATION (DO NOT USE FOR ZWEIG RETIREMENT PLANS OR FOR CLASS I SHARES) FOR APPLICATION ASSISTANCE CALL 1-800-272-2700.

Zweig
Mutual Funds

MAIL ALL FORMS AND CHECKS TO:
The Zweig Mutual Funds
c/o State Street Bank and
 Trust Company
P.O. Box 8505
Boston, MA 02266-8505

BY COURIER TO:
The Zweig Mutual Funds
c/o State Street Bank and
 Trust Company
2 Heritage Drive, 3rd Floor
North Quincy, MA 02171

IF YOUR ACCOUNT IS ALREADY ESTABLISHED ENTER THE ACCOUNT NUMBER HERE:
_______________________________________________________________________________


1. ACCOUNT NAME (CHECK ONLY ONE BOX)

   INDIVIDUAL OR JOINT OWNERS*

   ____________________________________________________________________________
   Your Name (first, middle, last)

   ____________________________________________________________________________
   Joint Owner Name (first, middle, last)

   ____________________________________________________________________________
   Social Security Number (to be used for tax reporting)

   GIFT TO MINOR A minor is the beneficial owner of the account with an adult Custodian managing the account until the minor becomes of age, as specified in the Uniform Gifts/Transfers to Minors Act (UGMA/UTMA). The Custodian's signature is required for all transactions.

   ____________________________________________________________________________
   Custodian Name (first, middle, last)

   ____________________________________________________________________________
   Minor Name (first, middle, last)

   ____________________________________________________________________________
   Minor Social Security Number   Minor State of Residence

   TRUST Account is established in accordance with provisions of a trust agreement. The Trustee's or designated agent's signature is required for all transactions.

   ____________________________________________________________________________
   Trust Title                                         Date of Trust Agreement

   ____________________________________________________________________________
   Trustee Name                                           Trust Tax ID Number

   ____________________________________________________________________________
   Additional Trustee Name
   CORPORATION OR OTHER ENTITY

   ____________________________________________________________________________
   Name

   ____________________________________________________________________________
   Tax ID Number                                               Type of entity

   ____________________________________________________________________________
   Officer or Partner authorized to act on the account


2. ADDRESS AND CITIZENSHIP

_______________________________________________________________________________
Street or P.O. Box

_______________________________________________________________________________
City                                      State                     Zip Code

_______________________________________________________________________________
Daytime Phone

_______________________________________________________________________________
Evening Phone

Citizenship:     _     U.S. Citizen
                 _     Resident Alien
                 _     Non-Resident Alien: _______________________
                                                    Country
_______________________________________________________________________________
Name of Employer

_______________________________________________________________________________
Address

* JOINT TENANCY WITH RIGHT OF SURVIVORSHIP UNLESS YOU RESIDE IN A COMMUNITY PROPERTY STATE OR PREFER OTHERWISE. NOTE: BOTH SIGNATURES WILL BE REQUIRED FOR CHANGES TO AN ACCOUNT WITH JOINT OWNERSHIP.

3. INVESTMENT INFORMATION

Minimum initial investment for each fund: $1,000; $250 for IRA and other Retirement Plans, pension and profit sharing plans, custodial accounts under the Uniform Gifts to Minors Act, trust and estate or qualifying group plans. There is no minimum amount for subsequent investments.

A. Fund Name: _________________________________________________________________
                       _ Class A     _ Class B    _ Class C

   Investment Amount: $________________________________________________________

B. Fund Name: _________________________________________________________________
                         _ Class A   _ Class B    _ Class C

   Investment Amount: $________________________________________________________

C. Fund Name: _________________________________________________________________
                           _ Class A   _ Class B    _ Class C

   Investment Amount: $________________________________________________________

4. INVESTMENT SOURCE

_ BY CHECK Please make check payable to State Street Bank and Trust Company or to a Zweig Fund. No other check will be accepted
     $__________________________________________________________________

_    BY WIRE Call 1-800-628-0441 for instructions.
     $__________________________________________________________________
     Account No.________________________________________________________

5. DISTRIBUTION OPTION

See Prospectus for details. If box is not checked, all distributions will be reinvested. (CHECK ONLY ONE BOX)

_   All dividends and capital gains reinvested
_   Income dividends in cash, capital gains reinvested
_   All dividends and capital gains paid in cash
_   Income dividends reinvested, capital gains in cash

6. SHAREHOLDER PRIVILEGES

TELEPHONE EXCHANGE You may use the telephone to make exchanges among any series in the Trust with the same registration. Unless the box below is checked, the telephone service WILL be established. IN THE EVENT OF A FRAUDULENT TELEPHONE REDEMPTION, THE INVESTOR WILL BEAR THE RISK OF LOSS. SEE PROSPECTUS. (Exchanges are processed only in the same class of shares). The minimum exchange is $1,000 if establishing a new account.

_  I do NOT want to make exchanges by telephone.

SYSTEMATIC EXCHANGES You can automatically exchange $100 or more on the same day each month or quarter from one fund account to any other fund accounts on or about the 15th of the month.

_ I/We authorize Zweig Series Trust to exchange $____________________ from ________________________________ to _______________________________
             Fund Name                            Fund Name
                 _ Class A    _ Class B    _ Class C

beginning with the month of____________________________________________________
on a            _  monthly       _  quarterly basis.

TELEPHONE/EXPEDITED REDEMPTION You may redeem shares by telephone. Proceeds will be sent by check to the address of record. If the redemption is by wire ($1,000 minimum for wire redemption), please provide us with bank account information below or attach a voided check to establish this service. Unless the box is checked the telephone service WILL be established.

_  I do NOT want to redeem my shares by telephone or wire.

   WIRE INSTRUCTIONS: ________________________________________________
                                      Name of Bank

                      ________________________________________________
                              ABA Number (Federal Routing Number)

                      ________________________________________________
                                   Bank Account Number

                      ________________________________________________
                                  Name(s) on Bank Account

IN THE EVENT OF A FRAUDULENT TELEPHONE REDEMPTION, THE INVESTOR WILL BEAR THE RISK OF LOSS, SINCE THE TRUST AND ITS AGENTS DISCLAIM LIABILITY FOR ACTING UPON TELEPHONE INSTRUCTIONS REASONABLY BELIEVED TO BE AUTHENTIC. REASONABLE
PROCEDURES ARE EMPLOYED TO CONFIRM THAT INSTRUCTIONS GIVEN BY TELEPHONE ARE GENUINE, SUCH AS REQUIRING A FORM OF PERSONAL IDENTIFICATION FROM THE CALLER, PROVIDING WRITTEN CONFIRMATION OF THESE TRANSACTIONS AND RECORDING TELEPHONE INSTRUCTIONS.

SYSTEMATIC CASH WITHDRAWAL PROGRAM You may receive a check monthly or quarterly (minimum $25). There must be a minimum of $5,000 in the selected Series to initiate this plan. Under this plan dividends and distributions must be reinvested regardless of the option chosen in Section 5, and all shares must be on deposit with State Street Bank and Trust Company, not in certificate form.
(Shares redeemed may be subject to a CDSC.) The amount you state will be redeemed or exchanged on or about the 20th of the month.

_   I/We authorize Zweig Series Trust to withdraw $___________
    from ______________________       _  Class A     _  Class B    _ Class C
              Fund Name
    beginning with the month of________________________________________
    on a       _ monthly    _ quarterly basis.

    Please complete "Bank Information" below if you wish to have your withdrawal wired to your bank.

    If you wish to have your check mailed to an address other than the address named in Section 2, complete the next section and sign where indicated.


    Name (first, middle, last) _________________________________________

    Address_____________________________________________________________

    City______________________State____________________Zip Code_________

    ____________________________________________________________________
         Signature                                    Signature

AUTOMATIC INVESTMENT PLAN You can automatically move $100 or more (no minimum for IRA and other plans as described in Section 3) from your bank account _ Savings _ Checking into any of your fund accounts on any day of the month. Please attach a voided check or deposit slip from your bank account. If your investment is by wire please provide bank information below.

_I authorize Zweig to make regular investments of $____________________________
           into my account in__________________________________________________
                                                  Fund Name

            _ Class A     _ Class B    _ Class C

       beginning with the month of________________________________________
       on the____ day (choose any day from the 1st
       to the 31st) of each           _  month    _  quarter

BANK INFORMATION:

NOTE: YOUR BANK MUST BE A MEMBER OF THE AUTOMATED CLEARING HOUSE (ACH). PLEASE CALL YOUR BANK IF YOU ARE UNSURE.

_______________________________________________________________________________
Name of Bank

_______________________________________________________________________________
ACH ROUTING NUMBER*

*THIS NINE-DIGIT NUMBER USED TO IDENTIFY YOUR BANK TO THE ACH CAN BE FOUND IN THE LOWER LEFT-HAND CORNER OF YOUR BANK CHECK. IF YOUR ACCOUNT IS WITH A SAVINGS BANK OR CREDIT UNION, YOU MUST CONTACT THE INSTITUTION TO OBTAIN ITS ACH ROUTING NUMBER.


_______________________________________________________________________________
Name(s) on Bank Account

_______________________________________________________________________________
Bank Account Number

Check one:

   Checking Account (You must attach a voided check for the above referenced account.)

   Savings Account (Please obtain proper ACH routing information from your bank.)

Passbook savings and money market mutual fund accounts are NOT eligible.

ACTIVATION OF AUTOMATIC INVESTMENT PLAN The Zweig Automatic Investment Plan normally becomes active 15 business days after we receive your application. Your investment may be credited for purchase in Zweig Mutual Funds up to three business days after the date you selected on the application. Establishment of the Automatic Investment Plan may be delayed if proper information is not provided. ZWEIG SAVINGS PLAN The Trust will send you an invoice each month or quarter in order to make regular investments into the Trust. The minimum amount is $100 ($25 for retirement plans). You are under no obligation to make these payments.

_ YES, I want to join the Savings Plan and make regular investments of $________ into my account.

Please send me an invoice each       _ month      _ quarter.

7. LETTER OF INTENTION

You may qualify for a reduced sales charge by electing this item. I agree to the Letter of Intention provisions outlined in the prospectus, and intend to invest over a 13-month period beginning______________________, 19__ (purchase date not more than 90 days prior to this Letter):

    _ $50,000      _ $100,000      _ $250,000     _ $500,000     _ $1,000,000

8. DEALERS AND ADVISERS ONLY

If certification below is executed, duplicate statements will be sent to the address indicated below. Please be sure to enter the correct Financial Professional Number and Branch Number.

_______________________________________________________________________________
Financial Professional's Name                   Financial Professional's Number

_______________________________________________________________________________
Dealer/Adviser's Name                                                 Telephone

_______________________________________________________________________________
Dealer/Adviser's Address                                          Branch Number

9. YOUR ACCEPTANCE

ALL REGISTRANTS MUST SIGN. UNTIL A PROPERLY COMPLETED SIGNED APPLICATION HAS BEEN RECEIVED BY STATE STREET BANK AND TRUST COMPANY, NO REDEMPTIONS OR EXCHANGES FROM THE ACCOUNT WILL BE PROCESSED.

            I (we) have full right, authority, and legal capacity and am (are) of legal age in state of residence to purchase shares of the designated Series. I (we) affirm that I (we) have received the current prospectus of the designated Series and agree to its terms.

            I (we) agree that State Street Bank and Trust Company, Zweig Series Trust, Zweig Securities Corp., or their officers or employees, will not be liable for any loss, expense or cost for acting upon any instructions or inquiries believed to be genuine.

            I (we) acknowledge that unless I (we) have elected not to have telephone privileges in Section 6 above, the account will be subject to the telephone exchange and redemption privileges described in the current prospectus and agree that the Trust, the distributor and Transfer Agent will not be liable for any loss in acting on written or telephone instructions reasonably believed by them to be authentic.

            Under penalties of perjury, each undersigned certifies that the social security or taxpayer identification number given above is correct and that I (we) am (are) not subject to backup withholding because I (we) have not been notified that I (we) am (are) subject to backup withholding or that the IRS has notified me (us) that I (we) am (are) no longer subject. Sign below exactly as the account is to be registered (corporations, etc., indicate titles):

_______________________________________________________________________________
Individual or Custodian Name                                 Date

_______________________________________________________________________________
Joint Registrant, if any

_______________________________________________________________________________
Officer, Partner, Trustee, etc.                   Date                Title

_______________________________________________________________________________
Officer, Partner, Trustee, etc.                   Date                Title


IMPORTANT:

No investment can be redeemed from an account within 15 days following purchase if an investor purchases shares with a check which has not cleared. This limitation does not apply to investments made by wire transfer. The Internal Revenue Service requires that all taxpayers provide their Taxpayer Identification Number (Social Security Number) in the space provided in Section 1 of the Application and certify to its correctness. Failure by non-exempt taxpayers to furnish State Street Bank with their correct Taxpayer Identification Number WILL result in withholding 31% of all taxable dividends paid to the account and/or withholding on certain other payments to the account (this is referred to as "backup withholding").

CONFIRMATION OF ACCOUNT ESTABLISHMENT - Within a few days after the Application is received by State Street Bank and Trust Company, a confirmation statement(s) showing the account number(s), amount received, shares purchased and price paid per share should be received by the registered shareholder for each Series selected.

SUBSEQUENT PAYMENTS - A new application need not be submitted with additional payments to an existing account if a current Application is on file with State Street Bank and Trust Company. Subsequent purchases should be identified by account number and account registration. This can be accomplished by using the payment stub attached to the statement which you will receive shortly after making an investment.

FOR APPLICATION ASSISTANCE OR RETIREMENT PLAN INFORMATION CALL 1-800-272-2700.

INVESTMENT MANAGER
Zweig/Glaser Advisers
5 Hanover Square-17th Floor
New York, New York 10004

PRINCIPAL DISTRIBUTOR
Zweig Securities Corp.
5 Hanover Square-17th Floor
New York, New York 10004

CUSTODIAN
The Bank of New York
48 Wall Street
New York, New York 10286

TRANSFER AGENT AND DIVIDEND PAYING AGENT
State Street Bank and Trust Company
225 Franklin Street
Boston, Massachusetts 02110

COUNSEL
Shearman & Sterling
599 Lexington Avenue
New York, New York 10022

INDEPENDENT ACCOUNTANTS
Coopers & Lybrand L.L.P.
1301 Avenue of the Americas
New York, New York 10019



NO DEALER, SALESPERSON OR OTHER PERSON HAS BEEN AUTHORIZED TO GIVE ANY INFORMATION OR TO MAKE ANY REPRESENTATIONS, OTHER THAN THOSE CONTAINED IN THIS PROSPECTUS, IN CONNECTION WITH THE OFFER CONTAINED IN THIS PROSPECTUS, AND, IF GIVEN OR MADE, SUCH OTHER INFORMATION OR REPRESENTATIONS MUST NOT BE RELIED UPON AS HAVING BEEN AUTHORIZED BY THE TRUST, THE INVESTMENT MANAGER OR THE DISTRIBUTOR. THIS PROSPECTUS DOES NOT CONSTITUTE AN OFFERING IN ANY STATE IN WHICH SUCH OFFERING MAY NOT LAWFULLY BE MADE.

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                               ZWEIG SERIES TRUST
                   900 Third Avenue, New York, N.Y. 10022-4728

STATEMENT OF ADDITIONAL INFORMATION

      ZWEIG SERIES TRUST (the "Trust"), a Delaware business trust, is a professionally managed, open-end, diversified, investment company which offers investors the opportunity to invest in six mutual funds, or "Series". A copy of its Agreement and Declaration of Trust is on file with the Secretary of State of the State of Delaware.
      Each Series is a separate mutual fund which has distinct investment objectives and policies. A shareholder's interest is limited to the Series and to the Class in which he or she owns shares. The six Series are: Zweig Strategy Fund, Zweig Appreciation Fund, Zweig Growth & Income Fund; Zweig Managed Assets, Zweig Government Fund, and Zweig Cash Fund (each a "Series").
      The Trust has a distribution system that allows each Series to offer investors the option of purchasing shares either subject to a front-end sales charge coupled with a Rule 12b-1 Distribution Plan and service fee (except that Zweig Cash Fund is offered without a sales charge) ("Class A Shares"); subject to a declining contingent deferred sales charge ("CDSC"), a Rule 12b-1 Distribution Plan and a service fee ("Class B Shares"); or subject to a one year CDSC, a Rule 12b-1 Distribution Plan and a service fee ("Class C Shares"). In addition, Class I Shares, which are not subject to a front-end sales charge, CDSC, Rule 12b-1 Distribution Plan or service fee, are currently available for purchase only from Zweig Securities Corp. to tax-exempt retirement plans of Zweig Securities Corp. and its affiliates and certain institutional investors. Zweig Cash Fund also issues a fifth class of shares (Class M Shares), which is described in a separate Statement of Additional Information. The Trust's distribution system is described more fully in the Prospectus under the headings "Choosing Among Classes When Purchasing Shares", "How to Invest in the Zweig Mutual Funds" and "How to Redeem Your Shares".
      The Trust is designed for long-term investors, including those who wish to use shares of one or more Series as a funding vehicle for tax-deferred retirement plans (including tax-qualified retirement plans and Individual Retirement Account (IRA) plans), and not for investors who intend to liquidate their investments after a short period of time.
      Zweig/Glaser Advisers (the "Manager") manages the investments of each Series and Zweig Securities Corp. (the "Distributor"), an affiliate of the Manager, is the principal distributor of the Trust's shares.
      This Statement of Additional Information, which should be kept for future reference, is not a prospectus. It should be read in conjunction with the Prospectus of the Trust (the "Prospectus"), dated May 1, 1997, which can be obtained without cost by contacting your financial professionalor by calling or writing the Trust at the telephone number and address printed on this cover page. This Statement of Additional Information is intended to provide you with further information about the Trust.


                               Zweig Series Trust
                           (Toll Free 1-800-272-2700)


                                   May 1, 1997

 TABLE OF CONTENTS                                          Page



INVESTMENT OBJECTIVES AND POLICIES.....................       3

INVESTMENT RESTRICTIONS................................       8
PURCHASE AND REDEMPTION OF SHARES......................      11
REINSTATEMENT PRIVILEGE ...............................      12
EXCHANGE PRIVILEGE ....................................      12
INVOLUNTARY REDEMPTIONS................................      12
RETIREMENT PLANS.......................................      12
NET ASSET VALUE AND TAXES..............................      12
TRUSTEES AND OFFICERS OF THE TRUST.....................      15
CONTROL PERSONS AND PRINCIPAL HOLDERS OF SECURITIES....      18
INVESTMENT MANAGEMENT AND OTHER SERVICES...............      18
         Manager ......................................      18
         Distributor...................................      20
         Distribution Plans............................      20
         Custodian, Fund Accounting Agent, Transfer
           Agent and Dividend Paying Agent.............      22
         Independent Accountants.......................      22
         Counsel.......................................      22
PORTFOLIO TRANSACTIONS AND BROKERAGE...................      22
YIELD AND PERFORMANCE INFORMATION......................      23
REGISTRATION STATEMENT.................................      25
FINANCIAL STATEMENTS...................................      26
APPENDIX I.............................................      27

INVESTMENT OBJECTIVES AND POLICIES

            The Trust's investment objectives and policies and permitted investments are described briefly in the Prospectus under the headings Investment Objectives , How We Select Stocks, How We Select Bonds and Risk Factors . The investment objectives described in the first sentence under the name of each fund under the caption Investment Objectives in the prospectus, except for those of Zweig Managed Assets, are fundamental. In the case of Zweig Strategy Fund, its investment objectives are further amplified in that the primary investments of the fund are stocks with a minimum market capitalization (the total value of their shares) of $400 million, average daily trading volume of 50,000 shares or $425 million of total assets, that the portfolio manager considers to be comparable to the stocks included in the Standard & Poor's 500 Index.These stocks are traded on the New York Stock Exchange, the American Stock Exchange, over the counter or on foreign exchanges. The fundamental policies can be changed only by vote of a majority of the outstanding shares of a fund. A majority for the purpose of changing a fundamental policy is defined as the lesser of either: (a) 67% of the shares represented at a meeting if more than 50% of all shares are represented, or (b) more than 50% of all outstanding shares. We do not anticipate that Zweig Managed Assets will change its objectives. If the fund should change its investment objective, we will notify shareholders 30 days prior to making the change. As stated in the Prospectus, a shareholder's voting rights are based on the shareholder's total dollar interest in a Series and are thus allocated in proportion to the value of each shareholder's investment.
            There can be no assurance that a Series' investment objectives will be achieved. Set forth below is additional information with respect to the investment objectives and policies of certain Series and a description of certain financial instruments and techniques utilized by certain Series. The Board of Trustees, which has the primary responsibility for the overall management of the Zweig Mutual Funds, has determined that, while there are certain risks inherent in some of these, including futures, options, currency exchange contracts and short sales, Zweig/Glaser Advisers has demonstrated its expertise and ability to use these hedging techniques effectively. The flexibility and potential for enhanced long-term performance and risk reduction provided by such investment techniques warrant their use, in the opinion of the Board of Trustees.

Repurchase Agreements (ALL SERIES)
      Repurchase agreements involve purchases of securities by a Series. In such a transaction, at the time the Series purchases the security, it simultaneously agrees to resell and redeliver the security to the seller who also simultaneously agrees to buy back the security at a fixed price and time. This assumes a predetermined yield for the Series during its holding period, since the resale price is always greater than the purchase price and reflects an agreed-upon market rate. Such transactions afford an opportunity for the Series to invest temporarily available cash. Repurchase agreements may be considered loans to the seller collateralized by the underlying securities. The risk to the Series is limited to the ability of the seller to pay the agreed-upon sum on the repurchase date; in the event of default, the repurchase agreement provides that the Series is entitled to sell the underlying collateral. If the value of the collateral declines after the agreement is entered into, however, and if the seller defaults under a repurchase agreement when the value of the underlying collateral is less than the repurchase price, the Series could incur a loss of both principal and interest. The manager monitors the value of the collateral at the time the transaction is entered into and at all times subsequent during the term of the repurchase agreement in an effort to determine that the value of the collateral always equals or exceeds the agreed-upon repurchase price to be paid to the Series. If the seller were to be subject to a Federal bankruptcy proceeding, the ability of the Series to liquidate the collateral could be delayed or impaired because of certain provisions of the bankruptcy laws.

Lending Securities (ALL SERIES)
            A fund may lend securities to broker/dealers and institutions as a means of earning income. Delays or losses could result if a borrower becomes bankrupt or defaults on its obligation to return the loaned security. Our funds may lend securities only if: (a) the loan is fully backed by collateral at all times, and (b) the value of all loaned securities is less than one-third of the fund's total assets.

Borrowing (ALL SERIES)
            Although they have not done so in the past, all Zweig Mutual Funds may make temporary borrowings from banks to cover redemptions. Zweig Strategy Fund and Zweig Appreciation Fund also may borrow from banks for investment if all borrowings would not exceed 20% of the fund's assets. If the performance of the fund's investments fails to cover the cost of borrowing, including interest, the net asset value of its shares will decrease faster than if the fund had no borrowings outstanding.


Options (ALL SERIES EXCEPT ZWEIG CASH FUND)
            When a Series writes an option, an amount equal to the premium received by the Series is recorded as an asset and as an offsetting liability. The amount of the liability is "marked-to-market" daily to reflect the current market value of the option, which is the last sale price on the principal exchange on which such option is traded or, in the absence of a sale, the mean between the latest bid and offering prices. If an option written by Series expires, or a Series enters into a closing purchase transaction, such Series will realize a gain (or, in the latter case, a loss, if the cost of a closing transaction exceeds the premium received) and the liability related to such option will be extinguished.
            The premium paid by a Series for the purchase of a put option (its cost) is recorded initially as an investment, the value of which is subsequently adjusted to the current market value of the option. If the current market value of a put option exceeds its premium, the excess represents unrealized appreciation; conversely, if the premium exceeds the current market value, the excess represents unrealized depreciation. The current market value of an option purchased by a Series equals the option's last sale price on the principal exchange on which it is traded or, in the absence of a sale, the mean between the latest bid and offering prices.
           An option position may be closed out only on an exchange which provides a secondary market for an option of the same series. Although a Series generally will purchase or write only those options for which there appears to be an active secondary market, there is no assurance that a liquid secondary market on an exchange will exist for any particular option, or at any particular time, and for some options no secondary market on an exchange may exist. In such event, it might not be possible to effect closing transactions in particular options, with the result that the Series would have to exercise its options in order to realize any profit and would incur transaction costs on the sale of underlying securities pursuant to the exercise of put options. If a Series, as a covered call option writer, is unable to effect a closing purchase transaction in a secondary market, it will not be able to sell the underlying security until the option expires or it delivers the underlying security upon exercise.
           Reasons for the absence of a liquid secondary market on an exchange include the following: (a) there may be insufficient interest in trading certain options; (b) restrictions may be imposed by an exchange on opening transactions or closing transactions or both; (c) trading halts, suspensions or other restrictions may be imposed with respect to particular classes or series of options or underlying securities; (d) unusual or unforeseen circumstances may interrupt normal operations on an exchange; (e) the facilities of an exchange or the Options Clearing Corporation (the "OCC") may not at all times be adequate to handle current trading volume; or (f) one or more exchanges might, for economic or other reasons, decide or be compelled at some future date to discontinue the trading of options (or a particular class or series of options), in which event the secondary market on that exchange (or in that class or series of options) would cease to exist, although outstanding options on that exchange that had been issued by the OCC as a result of trades on that exchange would continue to be exercisable in accordance with their terms.
          In addition, there is no assurance that higher-than-anticipated trading activity or other unforeseen events might not, at times, render certain of the facilities of the OCC inadequate, and thereby result in the institution by an exchange of special procedures which may interfere with the timely execution of customers' orders.
          The amount of the premiums which a Series may pay or receive may be adversely affected as new or existing institutions, including other investment companies, engage in or increase their option purchasing and writing activities.
          In the event of a shortage of the underlying securities deliverable on exercise of a listed option, the OCC has the authority to permit other, generally comparable securities to be delivered in fulfillment of option exercise obligations. If the OCC exercises its discretionary authority to allow such other securities to be delivered, it may also adjust the exercise prices of the affected options by setting different prices at which otherwise ineligible securities may be delivered. As an alternative to permitting such substitute deliveries, the OCC may impose special exercise settlement procedures.

Futures Contracts (ALL SERIES EXCEPT ZWEIG CASH FUND)

           Upon entering into a futures contract, a Series will initially be required to deposit with the custodian an amount of initial margin using cash or U.S. Treasury bills equal to approximately 1 1/2% of the contract amount. The nature of initial margin in futures transactions is different from that of margin in securities transactions in that futures contract initial margin does not involve the borrowing of funds by customers to finance the transactions. Rather, the initial margin is in the nature of a performance bond or good faith deposit on the contract which is returned to the Series upon termination of the futures contract, assuming all contractual obligations have been satisfied. In addition to initial margin, the Series is required to deposit cash, liquid debt obligations, liquid equity securities or cash equivalents in an amount equal to the notional value of all long futures contracts, less the initial margin amount, in a segregated account with the custodian to ensure that the use of such futures contracts is not leveraged. If the value of the securities placed in the segregated account declines, additional securities, cash or cash equivalents must be placed in the segregated account so that the value of the account will at least equal the amount of the Series' commitments with respect to such futures contracts.

          Subsequent payments, called maintenance margin, to and from the broker, will be made on a daily basis as the price of the underlying security fluctuates, making the long and short positions in the futures contract more or less valuable, a process known as marking to the market. For example, when the Series has purchased a futures contract and the price of the underlying security has risen, that position will have increased in value and the Series will receive from the broker a maintenance margin payment equal to that increase in value. Conversely, when the Series has purchased a futures contract and the price of the underlying security has declined, the position would be less valuable and the Series would be required to make a maintenance margin payment to the broker. At any time prior to expiration of the futures contract, the

Series may elect to close the position by taking an opposite position which will operate to terminate the Series' position in the futures contract. A final determination of maintenance margin is then made, additional cash is required to be paid by or released to the Series, and the Series realizes a loss or a gain.
      While futures contracts based on securities do provide for the delivery and acceptance of securities, such deliveries and acceptances are very seldom made. Generally, the futures contract is terminated by entering into an offsetting transaction. An offsetting transaction for a futures contract sale is effected by the Series entering into a futures contract purchase for the same aggregate amount of the specific type of financial instrument with the same delivery date. If the price in the sale exceeds the price in the offsetting purchase, the Series immediately is paid the difference and thus realizes a gain. If the offsetting purchase price exceeds the sales price, the Series pays the difference and realizes a loss. Similarly, the closing out of a futures contract purchase is effected by the Series entering into a futures contract sale. If the offsetting sale price exceeds the purchase price, the Series realizes a gain, and if the purchase price exceeds the offsetting price, the Series realizes a loss.
       There are several risks in connection with the use of futures contracts as a hedging device. One risk arises due to the imperfect correlation between movements in the price of the futures contracts and movements in the price of the subject of the hedge. The price of the futures contract may move more than or less than the price of the securities or currency being hedged.
          If the price of the futures contracts moves less than the price of the securities or currency hedged, the hedge will not be fully effective, but, if the price of the securities or currency being hedged has moved in an unfavorable direction, the Series would be in a better position than if it had not hedged at all. If the price of the securities or currency being hedged has moved in a favorable direction, this advantage will be partially offset by the movement in the price of the futures contract. If the price of the futures contract moves more than the price of the security or currency, the Series will experience either a loss or gain on the futures which will not be completely offset by movements in the prices of the securities or currency which is the subject of the hedge.
      To compensate for the imperfect correlation of such movements in price, the Series may buy or sell futures contracts in a greater dollar amount than the dollar amount of the securities or currency being hedged if the historical volatility of the prices of such securities or currency has been greater than the historical volatility of the futures contracts. Conversely, the Series may buy or sell fewer futures contracts if the historical volatility of the price of the securities or currency being hedged is less than the historical volatility of the futures contracts.
      It is also possible that, where a Series has sold futures to hedge its portfolio against a decline in the market, the market may advance and the value of securities held in the Series' portfolio may decline. If this occurred, the Series would lose money on the futures contracts and also experience a decline in value in its portfolio securities. However, while this could occur for a very brief period or to a very small degree, over time the value of a diversified portfolio will tend to move in the same direction as the futures contracts.
      Where futures are purchased to hedge against a possible increase in the cost of securities before a Series is able to invest its cash (or cash equivalents) in an orderly fashion, it is possible that the market may decline instead; if the Series then concludes not to invest in the relevant securities at that time because of concern as to possible further market decline or for other reasons, the Series will realize a loss on the futures contract that is not offset by a reduction in the price of securities purchased.
     Another risk arises because the market prices of futures contracts may be affected by certain factors. First, all participants in the futures market are subject to initial margin and maintenance margin requirements. Rather than meeting maintenance margin requirements, investors may close futures contracts through offsetting transactions which could distort the normal relationship between the debt securities and futures markets. Second, from the point of view of speculators, the margin requirements in the futures market are less onerous
than  margin requirements  in  the  securities  market. Therefore,   increased
participation by speculators in the futures market may also cause temporary price distortions.
     Due to the possibility of price distortion in the futures market and because of the imperfect correlation between movements in securities and movements in the prices of futures contracts, a correct forecast of interest rate trends by the Manager may still not result in a successful hedging transaction over a very short period of time.
     The hours of trading for futures contracts may not conform to the hours during which the underlying securities are traded. To the extent that the futures contracts markets close after the markets for the underlying securities, significant price movements can take place in the futures contracts markets that cannot be reflected in the markets of the underlying securities.
      Positions in futures contracts may be closed out only on an exchange or board of trade which provides a secondary market for such futures. Although the Trust intends to purchase or sell futures only on exchanges or boards of trade where there appears to be an active secondary market, there is no assurance that a liquid secondary market on an exchange or board of trade will exist for any particular contract or at any particular time. In such event, it may not be possible to close a futures position and, in the event of adverse price movements, the Series would continue to be required to make daily cash payments of maintenance margin. However, in the event futures contracts have been used to hedge portfolio securities, such securities will not be sold until the futures contracts can be terminated. In such circumstances, an increase in the price of the securities, if any, may partially or completely offset losses on the futures contract. However, as described above, there is no guarantee that the price of the securities will, in fact, correlate with the price movements in the futures contract and thus provide an offset to losses on a futures contract.
      Successful use of futures contracts by the Trust is also subject to the Manager's ability to correctly predict movements in the direction of interest rates and other factors affecting markets for securities. For example, if a Series has hedged against the possibility of an increase in interest rates which would adversely affect securities held in its portfolio and prices of such securities increase instead, the Series will lose part or all of the benefit of the increased value of its securities which it has hedged because it will have offsetting losses in its futures positions. In addition, in such situations, if the Series has insufficient cash, it may have to sell securities to meet maintenance margin requirements. Such sales of securities may be, but will not necessarily be, at increased prices which reflect the rising market. The Series may have to sell securities at a time when it may be disadvantageous to do so.

Investment Companies (ALL SERIES EXCEPT ZWEIG CASH FUND)
      Investments by the Trust in investment companies will be effected by independent investment managers, and the Trust will have no control over the investment management, custodial arrangements or operations of any investments made by such investment managers. Some of the funds in which a Series may invest could also incur more risks than would be the case for direct investments. For example, they may engage in investment practices that entail greater risks or invest in companies whose securities and other investments are more volatile. In addition, the funds in which a Series of the Trust invests may or may not have the same fundamental investment limitations as those of the Series itself. While a potential benefit of investing in closed-end investment companies would be to realize value from a decrease in the discount from net asset value at which some closed-end funds trade, there is also the potential that such discount could grow, rather than decrease.
      By investing in investment companies indirectly through the Trust, a shareholder of the investing Series will bear not only a proportionate share of the expenses of that Series (including operating costs and investment advisory and administrative fees) but also, indirectly, similar expenses of the investment companies in which the Series invests. A shareholder may also indirectly bear expenses paid by investment companies in which the Series invest related to the distribution of such investment companies' shares. Some of the open-end investment companies in which the Series may invest may limit the ability of shareholders (including a Series of the Trust) to redeem their shares.
      ZWEIG CASH FUND MAY NOT INVEST IN SECURITIES OF INVESTMENT COMPANIES, EXCEPT AS THEY MAY BE ACQUIRED AS PART OF A MERGER, CONSOLIDATION OR ACQUISITION OF ASSETS. THE OTHER ZWEIG MUTUAL FUNDS MAY NOT INVEST IN INVESTMENT COMPANIES EXCEPT BY PURCHASE IN THE OPEN MARKET INVOLVING ONLY CUSTOMARY BROKERS' COMMISSIONS, IN CONNECTION WITH A MERGER, CONSOLIDATION, REORGANIZATION, OR ACQUISITION OF ASSETS, OR AS OTHERWISE PERMITTED BY APPLICABLE LAW. Current law prohibits any Series from (i) owning more than 3% of the voting securities of any one investment company; (ii) investing more than 5% of its assets in the securities of any one investment company; or (iii) investing more than 10% of its assets in securities issued by investment companies. Any Series is also prohibited from owning more than 10% of the voting securities of a registered closed-end investment company. If the investment securities of another investment company were the only investment securities held by a Series, these restrictions would not apply to that Series. All Series may also invest in other investment companies to facilitate the implementation of a master-feeder structure.

Zweig Strategy Fund, Zweig Appreciation Fund and Zweig Growth & Income Fund
     The portfolio manager of Zweig Strategy Fund, Zweig Appreciation Fund and Zweig Growth & Income Fund uses proprietary computer-driven models developed by Dr. Zweig and his associates to choose stocks for those funds. The models evaluate and rank 3,000 stocks based primarily on earnings momentum, relative valuation, changes in analysts' earnings estimates, earnings growth, price momentum, cash flow trend, payout ratio trend and other market measurements.

Zweig Managed Assets
Each foreign country in which Zweig Managed Assets intends to invest has a currency model, as well as stock and bond models similar to those used for determining the domestic asset allocation strategy. We will normally allocate the fund's assets within the following parameters: 0-60% in stocks, 0-60% in bonds and 0-100% in short-term debt instruments. A neutral mix will consist of 35% stocks, 35% bonds and 30% cash equivalents. This will occur when the research indicates that conditions do not favor one asset class over another. The fund may use futures, forward currency contracts and options to increase or decrease its exposure to changing securities prices, interest rates or currency exchange rates.

Zweig Government Fund
            Zweig Government Fund seeks a high total return from current income and capital appreciation consistent with preservation of capital over the long term by investing primarily in U.S. Government and agency securities, including Government National Mortgage Association ("GNMA") mortgage-backed certificates, and repurchase agreements collateralized by such securities. ZWEIG GOVERNMENT FUND MAY NOT INVEST IN STOCKS.
                                       6

      It is the Series' policy that at least 65% of its total assets will be invested in U.S. Government securities (including GNMA certificates), except during times when the Manager believes that adoption of a temporary defensive position is desirable. For temporary defensive purposes, the Series may hold cash or invest in money market instruments without limit.

      Investments for Zweig Government Fund are chosen primarily by utilizing a model that incorporates various indicators such as: momentum of bond prices, short-term interest rate trends, inflation indicators, general economic and liquidity indicators, and other market indicators and statistics.

      The Series may write covered call options and secured put options, and purchase put options on U.S. Government securities which are traded on an exchange or over-the-counter. The Series also may purchase and sell interest rate futures contracts and purchase and write put and call options on such futures contracts as a means of hedging against changes in interest rates.

OPTIONS ON GOVERNMENT SECURITIES
                  (i) On Treasury Bonds and Notes. Because the trading interest in Treasury bonds and notes tends to center on the most recently auctioned issues, the exchanges will not continue indefinitely to introduce new expirations with respect to such options to replace expiring options on particular issues. The expirations introduced at the commencement of options trading on a particular issue will be allowed to run, with the possible addition of a limited number of new expirations, as the original expirations expire. Options trading on each issue of bonds or notes will thus be phased out as new options are listed on more recent issues, and a full range of expirations will not ordinarily be available on the exchange for every issue on which options are traded.
                 (ii) On Treasury Bills. Because the deliverable Treasury bill changes from week to week, writers of Treasury bill calls cannot provide in advance for their potential exercise settlement obligations by acquiring and holding the underlying security. However, if the Series holds a long position in Treasury bills with a principal amount corresponding to the contract size of the option, it may be hedged from a risk standpoint. In addition, the Series will maintain Treasury bills, maturing no later than those which would be deliverable in the event of exercise of a call option it has written, in a segregated account with its custodian so that it will be treated as being covered for margin purposes.
                (iii) On GNMA  Certificates.  Options on GNMA certificates are not currently traded on any national securities exchange, although the Securities and Exchange Commission (the "Commission") has approved such options for trading on the Chicago Board Options Exchange. Since the remaining principal balance of GNMA certificates declines each month as mortgage payments are made, the Series as a writer of a GNMA call may find that the GNMA certificates it holds no longer have a sufficient remaining principal balance to satisfy its delivery obligation in the event of exercise of the call option it has written. Should this occur, additional GNMA certificates from the same pool (if obtainable), or replacement GNMA certificates, will have to be purchased in the cash market to meet delivery obligations. The Series will either replace GNMA certificates representing cover for call options it has written, or maintain in a segregated account with its custodian cash or U.S. Government securities or other appropriate high grade debt obligations having an aggregate value equal to the market value of the GNMA certificates underlying the call options it has written.
      The hours of trading for options on U.S. Government securities may not conform to the hours during which the underlying securities are traded. To the extent that the options markets close before the markets for the underlying securities, significant price and rate movements can take place in the underlying markets that cannot be reflected in the options markets.
      Options are traded on exchanges on only a limited number of U.S. Government securities and exchange regulations limit the maximum number of options which may be written or purchased by a single investor or a group of investors acting in concert. The Trust and other clients advised by the Manager may be deemed to constitute a group for these purposes. In light of these limits, the Trust's Board of Trustees (the "Board of Trustees" or the "Board") may determine at any time to restrict or terminate the public offering of the Series' shares (including through exchanges from the other Series).
      Exchange markets in options on U.S. Government securities are a relatively new and untested concept and it is impossible to predict the amount of trading interest that may exist in such options. There can be no assurance that viable exchange markets will develop or continue.


FUTURES CONTRACTS ON GOVERNMENT SECURITIES
      Currently futures contracts can be purchased and sold with respect to U.S. Treasury bonds, U.S. Treasury notes and GNMA certificates on the Chicago Board of Trade, and with respect to U.S. Treasury bills on the International Monetary Market at the Chicago Mercantile Exchange.

OPTIONS ON FUTURES CONTRACTS
      Currently, options can be purchased or sold with respect to futures contracts on U.S. Treasury bonds on the Chicago Board of Trade.
      The Series is required to deposit initial margin and maintenance margin with respect to put and call options on futures contracts written by it pursuant to brokers' requirements similar to those applicable to interest rate futures contracts described above, and, in addition, net option premiums are included as initial margin deposits. As with options on debt securities, the writer of an option on a futures contract may terminate his position by selling or purchasing an option of the same series. The ability to establish and close out positions on such options is subject to the existence of a liquid secondary market. The Series will not purchase options on futures contracts on any exchange unless and until, in the Manager's opinion, the market for such options is sufficiently liquid that the risks in connection with options on futures contracts are not greater than the risks in connection with futures contracts.
      Compared to the purchase or sale of futures contracts, the purchase of options on futures contracts involves less potential risk to the Series because the maximum amount at risk is the premium paid for the options (plus transaction costs). However, there may be circumstances when the use of an option on a futures contract would result in a loss to the Series when the use of a futures contract would not, such as when there is no movement in the prices of debt securities. Writing an option on a futures contract involves risks similar to those arising in the sale of futures contracts, as described above.
      In purchasing and selling futures contracts and in purchasing options on futures contracts, the Series will comply with rules and interpretations of the Commodity Futures Trading Commission ("CFTC") under which it is exempted from regulation as a commodity pool operator. The CFTC regulations which exempt the Series from regulation as a commodity pool operator require, among other things,
(i) that futures and related options be used solely for bona fide hedging purposes, as defined in CFTC regulations or, alternatively, with respect to each long futures or options position, the Series will ensure that the underlying commodity value of such contract does not exceed the sum of segregated cash or money market instruments, margin deposits on such contracts, cash proceeds from investments due in 30 days and accrued profits on such contracts held by the commodity broker, and (ii) that the Series not enter into futures and related options for which the aggregate initial margin and premiums exceed 5% of the fair market value of the Series' total assets. There is no other limitation on the percentage of the Series' assets that may be invested in futures and related options. The Internal Revenue Code's requirements for qualification as a regulated investment company may limit the extent to which the Series can engage in futures transactions.

ZWEIG CASH FUND

            Zweig Cash Fund may invest in U.S. Treasury issues, such as bills, certificates of indebtedness, notes and bonds, and issues of U.S. Government agencies and instrumentalities which are established under the authority of an act of Congress, such as the Bank for Cooperatives, Export-Import Bank of the U.S., Farmers Home Administration, Federal Financing Bank, Federal Home Loan Banks, Federal Home Loan Mortgage Corp., Federal Housing Administration, Federal Intermediate Credit Banks, Federal Land Banks, Federal National Mortgage Association, Government National Mortgage Association (GNMA), Resolution Funding Corp., Student Loan Marketing Association, Tennessee Valley Authority and the U.S. Postal Service . Some of these securities, such as Federal Housing Administration debenture obligations, are supported by the full faith and credit of the U.S. Treasury; others, such as obligations of Federal Home Loan Banks, are supported by the right of the issuer to borrow from the U.S. Treasury; others, such as those of the Federal National Mortgage Association, are supported by the discretionary authority of the U.S. Government to purchase the agency's obligations; and still others, such as those of the Student Loan Marketing Association, are supported only by the credit of the instrumentality. The Series will not invest in obligations of the International Bank for Reconstruction and Development (the "World Bank"), the Asian Development Bank, or the Inter-American Development Bank, or in FHA or VA pooled mortgages.



INVESTMENT RESTRICTIONS
      The investment restrictions set forth below are fundamental policies of each Series (other than Zweig Cash Fund, the investment restrictions of which are set forth separately below), which cannot be changed with respect to a Series without the approval of the holders of a majority of the outstanding voting securities of that Series as defined in the Investment Company Act of 1940, as amended (the "1940 Act") as the lesser of: (1) 67% or more of a Series' voting securities present at a meeting of shareholders, if the holders of more than 50% of a Series' outstanding voting securities are present in person or by proxy, or (2) more than 50% of a Series' outstanding voting securities. However, these policies may be modified by the Trustees, in their discretion, without shareholder approval, to the extent necessary to facilitate the implementation of a master-feeder structure for any or all of the Series (I.E., a structure under which a particular Series acts as a feeder and invests all of its assets in a single pooled master fund with substantially the same investment objectives and policies). Unless otherwise indicated, all percentage limitations apply to each Series on an individual basis, and apply only at the time an investment is made; a later increase or decrease in percentage resulting from changes in values or net assets will not be deemed to be an investment that is contrary to these restrictions. Pursuant to such restrictions and policies, except as stated above with respect to a master-feeder structure, no Series may:
         1.  Purchase  the  securities  of  issuers   conducting  their
principal business activities in the same industry if immediately after such purchase the value of its investments in such industry would be 25% or more of the value of the total assets of the Series (there is no such limitation with respect to obligations of the U.S. Government, its agencies and instrumentalities or with respect to investments in other investment companies complying with such policy);
         2. With respect to 75% of a Series' assets, purchase the securities of any one issuer, if immediately after such purchase (i) more than 5% of the value of the total assets of any Series would be invested in such issuer or
(ii) the Series would own more than 10% of the outstanding voting securities of such issuer (such limitations do not apply to securities issued by the U.S. Government, its agencies or instrumentalities or with respect to investments in other investment companies complying with such policy);
          3. Invest in real estate or real estate mortgage loans, interests in oil, gas and/or mineral exploration or development programs, provided that this limitation shall not prohibit the purchase of securities issued by companies, that invest in real estate or interests therein, including real estate investment trusts;
          4. Make loans, except that this restriction shall not prohibit the purchase and holding of a portion of an issue of publicly distributed debt securities, the lending of portfolio securities (if the aggregate value of the loaned securities does not at any time exceed one-third of the total assets of the Series), or the entry into repurchase agreements;
          5. Issue "senior securities," except as permitted under the Investment Company Act of 1940;
          6. Act as an underwriter, except that a Series may technically be deemed an underwriter under the Securities Act of 1933, as amended (the "1933 Act"), in a registration under such Act necessary to resell certain restricted securities;

          7. Invest in commodities or commodity contracts, except as described in the Prospectus or purchase or sell physical commodities unless acquired as a result of ownership of securities, provided that this limitation shall not prevent a Series from purchasing and selling options and futures contracts; and

          8. Zweig Strategy Fund, Zweig Appreciation Fund, Zweig Growth & Income Fund, and Zweig Government Fund may not borrow amounts in excess of 20% of their total assets taken at cost or at market value, whichever is lower, and then only from banks as a temporary measure for extraordinary or emergency purposes. If such borrowings exceed 5% of the Series' total assets, the Series will make no further investments until such borrowing is repaid. It is the current intention of each Series not to borrow money in excess of 5% of its assets. Each such Series may pledge up to 10% of its total assets as security for such borrowing. For purposes of these restrictions, the deposit of initial or maintenance margin in connection with futures contracts will not be deemed to be a pledge of such Series' assets. Zweig Managed Assets may not borrow money, unless from a bank, for temporary or emergency purposes (not for leveraging or investment) in an amount not exceeding 1/3 of the value of the total assets of Zweig Managed Assets less liabilities (other than borrowings). Any borrowings that come to exceed 1/3 of the value of Zweig Managed Assets' total assets by reason of a decline in net assets will be reduced within three days to the extent necessary to comply with the 1/3 limitations. Zweig Managed Assets does not intend to purchase any security while borrowings representing more than 5% of its total assets are outstanding. This 5% limitation is not a fundamental policy of Zweig Managed Assets.

NON-FUNDAMENTAL RESTRICTIONS
      The investment restrictions set forth below are other investment policies of each Series (except Zweig Cash Fund) that are non-fundamental that can be changed by the Board of Trustees without a shareholder vote.
Pursuant to such restrictions and policies, no Series may:

     9. Borrow money, except from banks for temporary purposes in an amount up to 10% of the value of the Series' total assets. The Series may only pledge its assets in an amount up to 10% of the value of its total assets, and then only to secure such borrowings. The Series will borrow money only to accommodate requests for the redemption of shares to effect an orderly liquidation of portfolio securities or to clear securities transactions and not for leveraging purposes; accordingly, it is anticipated that any such borrowing will be repaid before additional investments are made. The Series currently does not intend to borrow money to an extent exceeding 5% of its total assets.

          10.  Purchase  securities of any other  investment  company,  except
(i) by purchase  in  the  open  market  involving  only  customary   brokers'
commissions,   (ii)  in  connection  with  a  merger,   consolidation,
reorganization or acquisition of assets, or (iii) as otherwise permitted by applicable law;
          11. Make investments in securities for the purpose of exercising control over or management of the issuer;
          12. Participate on a joint or a joint and several basis in any trading account in securities. (The bunching of orders of two or more Series, or one or more Series and of other accounts under the investment management of the Manager or its affiliates, for the sale or purchase of portfolio securities shall not be considered participation in a joint securities trading account);
          13. Purchase securities on margin, except for such short-term credits as are necessary for the clearance of transactions and initial and variation margin payments in connection with transactions in futures contracts and options contracts;


           15. Sell securities short, except as described in the Prospectus and in accordance with the following:
           When a Series makes a short sale, the proceeds will be retained by the broker until the Series replaces the borrowed security. The Series may, but will not necessarily, receive interest on such proceeds. In order to deliver the security to the buyer, the Series must arrange through a broker to borrow the security and, in so doing, the Series will become obligated to replace the security borrowed at its market price at the time of replacement, whatever that price may be. The Series may have to pay a premium to borrow the security. The Series must pay to the broker any dividends or interest payable on the security until the Series replaces the security.
           A Series' obligation to replace the security borrowed in connection with a short sale will be secured by the proceeds from the short sale retained by the broker. In addition, a Series will be required to deposit cash or liquid securities as collateral in a segregated account with a custodian in an amount such that the value of the proceeds and the collateral deposit is at all times equal to at least 100% of the current market value of the securities sold short. The Series will receive the interest and/or dividends accruing on any liquid securities held as collateral in the segregated account with the custodian. The proceeds and the collateral deposit do not necessarily limit the Series' potential loss on a short sale, which may exceed the entire amount of the proceeds and collateral deposit.
            If the price of the security sold short increases between the time of the short sale and the time the Series replaces the borrowed security, the Series will incur a loss, and if the price declines during this period, the Series will realize a short-term capital gain. Any realized short-term capital gain will be decreased, and any incurred loss increased, by the amount of transaction costs and any premium, dividend or interest which the Series may have to pay in connection with such short sale;
          16. Purchase the securities of an issuer if, to the Manager's knowledge, one or more of the trustees or officers of the Trust or the officers of the Manager individually own beneficially more than 1/2 of 1% of the outstanding securities of such issuer and together such trustees and officers owning more than 1/2 of 1% own beneficially more than 5% of such securities;

          17. Purchase securities which are not readily marketable, such as certain securities which are subject to legal or contractual restrictions on resale or securities which are otherwise illiquid including non-marketable securities and repurchase agreements having more than seven days remaining to maturity, if, as a result, more than 15% of the Series' net assets would consist of such securities;

          18. Invest more than 5% of its net assets in warrants valued at the lower of cost or market (other than those that have been acquired in units or attached to other securities). Included within that amount, no more than 2% of a Series' net assets may be invested in warrants not traded on the NYSE or American Stock Exchange. Zweig Government Fund and Zweig Cash Fund may not invest in warrants; and
          19. A Series may lend its portfolio securities to a limited extent. Such loans entitle the Series to cash collateral, and the extra cash thus obtained may be invested in short-term, interest-bearing securities. The Series may make such loans only to brokers or dealers who are members of the New York Stock Exchange (NYSE), or who have net capital, under the rules and regulations applicable to such broker or dealer, of at least $10,000,000. Such loans will not be made against less than 100% cash collateral, and the
borrower  will be required to maintain   the   collateral   at  100%  of  the
market   value (marked-to-market  daily) of the securities on loan. Loans will be made only if: (1) the Series retains the right to obtain any dividend, interest or other distribution benefits on the securities and any increase in their market value; and (2) the Series is able to terminate the loan at any time (such right of termination will be exercised, among other things, to obtain the return of the securities on loan for the purpose of voting on any matters considered material by the Series' management). It is the current intention of each Series not to engage in such activities to an extent in excess of 5% of the value of the Series' total assets.


RESTRICTIONS APPLICABLE TO ZWEIG CASH FUND
      Zweig Cash Fund concentrates its investments in U.S. Government securities and issues of U.S. Government agencies and instrumentalities as set forth in its investment objective and has adopted certain restrictions and fundamental policies which cannot be changed without approval by the holders of a majority of the outstanding voting securities of Zweig Cash Fund as defined in the 1940 Act as the lesser of: (1) 67% or more of the Fund's voting securities present at a meeting of shareholders, if the holders of more than 50% of the Fund's outstanding voting securities are present in person or by proxy, or (2) more than 50% of the Fund's voting securities. However, these policies may also be modified by the Trustees, in their discretion, without shareholder approval, to the extent necessary to facilitate the implementation of a master-feeder structure for Zweig Cash Fund. Pursuant to such restrictions and policies, except as stated above with respect to a master-feeder structure, Zweig Cash Fund may not:
   o Purchase common stocks, preferred stocks, warrants, other equity securities, state bonds, municipal bonds, industrial revenue bonds or corporate bonds or debentures;

   o Borrow money, except from banks for temporary purposes in an amount up to 10% of the value of its total assets. Zweig Cash Fund may only pledge its assets in an amount up to 10% of the value of its total assets, and then only to secure such borrowings. Zweig Cash Fund will borrow money only to accommodate requests to redeem shares to effect an orderly liquidation of portfolio securities or to clear securities transactions and not for leveraging purposes; accordingly, it is anticipated that any such borrowing will be repaid before additional investments are made. Zweig Cash Fund currently does not intend to borrow money to an extent exceeding 5% of its total assets. Zweig Cash Fund may not issue any securities which would be deemed to be senior securities in contravention of the 1940 Act;

  o With respect to 75% of the value of the Zweig Cash Fund's total assets, invest more than 5% of the value of its total assets in the securities of any one issuer, except securities issued or guaranteed as to the payment of principal and interest by the U.S. Government, its agencies or instrumentalities;
  o  Sell securities short;
  o  Write or purchase put or call options;
  o  Underwrite the securities of other issuers;
  o Purchase or sell real estate, real estate investment trust securities, commodities or oil and gas interests;
  o Make loans to others, except that engaging in permissible activities specified in the Prospectus under the heading "Risk Factors and Managing Exposure to Market Risk" and in this Statement of Additional Information under the headings "Investment Objectives and Policies" and "Investment Restrictions" shall not be viewed as loans for this purpose;
  o Invest more than an aggregate of 10% of Zweig Cash Fund's net assets (taken at current value) in repurchase agreements maturing in more than seven days and other illiquid investments (such as non-negotiable certificates of deposit, non-negotiable time deposits or other non-marketable securities);
  o  Invest in the companies for the purpose of exercising control; or
  o Invest in securities of other investment companies, except as they may be acquired as part of a merger, consolidation or acquisition of assets.
       The foregoing percentage restrictions apply at the time an investment is made; a later increase or decrease in percentage may result from changes in values or Zweig Cash Fund's net assets but will not be deemed to result in an investment which is contrary to these restrictions.



PURCHASE AND REDEMPTION OF SHARES

          Reference is made to the materials in the Prospectus under the headings "Choosing Among Classes When Purchasing Shares", "How to Invest in the Zweig Mutual Funds" and "How to Redeem Your Shares, which describe the methods of purchase and redemption of Trust shares.

          If you invest through an investment dealer or agent, that firm may have its own service features, transaction charges and fees. This SAI and the accompanying prospectus should be read in conjunction with such firms' material regarding their fees and services. If you wish us to refer you to an investment professional, call us at 1-800-272-2700. Investment professionals receive compensation for providing investment advice, and such compensation differs for selling shares of different classes of the Zweig Mutual Funds.

       No stock certificates will be issued unless specifically requested in writing by an investor. Instead, an account will be established for each investor and all shares purchased or received, including those obtained through reinvestment of distributions, will be registered on the books of the Trust and credited to such account.

          If the Board of Trustees should determine that it is advisable in the interest of the remaining shareholders of a Series or Class to make payment wholly or partly in cash, the Series may pay redemption proceeds in whole or in part by a distribution in kind of securities from the portfolio of a Series, in lieu of cash, in conformity with the applicable rules of the Commission. If shares are redeemed in kind, the redeeming shareholder might incur brokerage costs in converting the assets into cash. Where the Trust makes a redemption in kind, such redemption will be made in readily marketable securities whose value is easily ascertainable. The method of valuing portfolio securities for this purpose is as described under Net Asset Value and Taxes. The Trust has, however, elected to be governed by Rule 18f-1 under the 1940 Act pursuant to which it is obligated to redeem shares solely in cash up to the lesser of $250,000 or 1% of its net assets during any 90-day period for any one shareholder.


REINSTATEMENT PRIVILEGE
      Reinvestment of redemption proceeds under the reinstatement privilege described in the prospectus will be made at the net asset value next determined after receipt of the reinstatement order.
      If the shareholder has realized a gain on the redemption, the transaction is taxable and reinvestment will not alter any capital gains tax payable. If there has been a loss on the redemption, some or all of the loss may not be allowed as a tax deduction depending on the amount reinvested.
                                       11

      For purposes  of  determining  the amount of CDSC  payable  on any
subsequent redemptions,   the  purchase   payment   made  through exercise  of
the reinvestment privilege will be deemed to have been made at the time of the initial purchase (rather than at the time the reinvestment was effected).



EXCHANGE PRIVILEGE
      Participating securities dealers who have signed a Selling Agreement with the Distributor may exchange their clients' shares by telephone.
      The minimum value of any class of shares that may be exchanged into a Series in which shares are not already held is $1,000 and no exchange out of a Series (other than by a complete exchange of all the shares of that Series) may be made if it would reduce the shareholder's interest in that Series to less than $1,000.
      The Trust reserves the right at any time to modify or terminate the exchange privilege with respect to one or more Series or classes of shares, if the Board of Trustees determines that continuing the privilege may be detrimental to shareholders.



INVOLUNTARY REDEMPTIONS
      As with voluntary redemptions, an involuntary redemption may result in the payment of a tax by the shareholder. (See "Distributions and Taxes" in the Prospectus.)


RETIREMENT PLANS
     Shares may be purchased in connection with all types of tax-deferred retirement plans. Shares of one or more Series may be purchased in a single application establishing a single plan account.
    The minimum initial investment in connection with tax-deferred retirement plans is $250 and the minimum may be waived on payments made directly to the Transfer Agent. There is no minimum for additional purchase payments for tax-deferred retirement plans.


NET ASSET VALUE AND TAXES

      FOR ALL SERIES EXCEPT ZWEIG CASH FUND, the net asset value per share of each class of shares is determined as of the close of regular trading on the NYSE, on each day that the NYSE is open. The NYSE is closed on the following holidays (or the weekdays on which these holidays are celebrated when they fall on a weekend): New Year's Day, President's Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving and Christmas. Shares are entitled to dividends as declared by the Board and, on liquidation of a Series, are entitled to receive their share of the net assets of the Series. Shareholders have no preemptive rights. The Trust's fiscal year ends on December 31.
            We subtract the non-class specific liabilities of a fund from the fund's assets to determine its total net assets. We then determine each class's proportionate interest in the fund's net assets. The liabilities attributable to that class, including its distribution fees, are then deducted and the resulting amount is divided by the number of shares of that class outstanding to produce its net asset value per share.

      Stocks, futures and options are valued at the closing prices reported on recognized securities exchanges or if no sale was reported, and for unlisted securities, at the mean between the last-reported bid and asked prices. Bonds and other fixed-income securities are valued at prices obtained from an established bond-pricing service when such prices are available. Forward foreign currency contracts are valued using forward currency exchange rates supplied by a quotation service. Securities for which market quotations are not readily available are valued at fair value as determined in good faith by or under the direction of the Board of Trustees. Short-term obligations having a remaining maturity of 60 days or less are valued at amortized cost (which approximates market value). Zweig Cash Fund values all short-term investments using the amortized cost method pursuant to Rule 2a-7 under the Investment Company Act of 1940.

      ZWEIG CASH FUND. The Board of Trustees of the Trust (the Board or Board of Trustees) has determined that it is in the best interests of Zweig Cash Fund and its shareholders to seek to maintain a stable net asset value per share, and that the appropriate method for valuing portfolio securities is the amortized cost method, provided that such method continues to fairly reflect the market-based net asset value per share. The Board shall continuously review this method of valuation and make changes that may be necessary to assure that Zweig Cash Fund's instruments are valued at their fair value as determined by the Board in good faith.

      The Board has determined that Zweig Cash Fund will comply with the conditions of Rule 2a-7 under the Act regarding the amortized cost method of valuing portfolio securities. Under Rule 2a-7, the Board is obligated, as a particular responsibility within the overall duty of care owed to the Series' shareholders, to establish procedures reasonably designed, taking into account current market conditions and the Series' investment objectives, to stabilize the net asset value per share of the Series for purposes of distribution and redemption, at $1.00 per share. These procedures include periodically monitoring, as the Board deems appropriate, at such intervals as are reasonable in light of current market conditions, the relationship between the net asset value per share based upon the amortized cost method of valuation and the net asset value per share based upon available indications of market value. The Board will consider what steps should be taken, if any, in the event of a difference of more than 1/2 of 1% between the amortized cost value and the market value per share. The Board will take such steps as it considers appropriate (e.g., redemption in kind, selling portfolio instruments prior to maturity to realize capital gains or losses, shortening the average portfolio maturity, withholding dividends, or utilizing a net asset value per share determined by using market quotations) to minimize any material dilution or other unfair results that might arise from differences between the net asset value per share based upon the amortized cost method of valuation and the net asset value per share based upon market value.
   Rule 2a-7 requires that a dollar-weighted average portfolio maturity of not more than 90 days, appropriate to the objective of maintaining a stable net asset value of $1.00 per share, be maintained, and precludes the purchase of any instrument with a remaining time to maturity of more than 397 calendar days. However, the underlying securities used as collateral for repurchase agreements are not subject to these restrictions, because a repurchase agreement is deemed to have a maturity equal to the period remaining until the date on which the repurchase of the underlying securities is deemed to occur. Should the disposition of a portfolio security result in a dollar-weighted average portfolio maturity of more than 90 days, Zweig Cash Fund will invest its available cash in a manner that will reduce such average maturity to 90 days or less as soon as reasonably practicable. Rule 2a-7 also requires Zweig Cash Fund to limit its investments to instruments that the Board determines present minimal credit risks and that have been given one of the two highest rating categories by nationally recognized statistical rating organizations, or, in the case of instruments that are not so rated, are of comparable quality as determined under procedures established by the Board.
      It is the normal practice of Zweig Cash Fund to hold portfolio securities to maturity and realize their par values, unless a prior sale or other disposition thereof is mandated by redemption requirements or other extraordinary circumstances. A debt security held to maturity is redeemable by its issuer at its principal amount plus accrued interest. Under the amortized cost method of valuation traditionally employed by institutions for valuation of money market instruments, neither the amount of daily income nor the net asset value is affected by any unrealized appreciation or depreciation of the portfolio. In periods of declining interest rates, the indicated daily yield on shares of Zweig Cash Fund (computed by dividing the annualized daily income on the Series' portfolio by the net asset value computed as above) may tend to be higher than a similar computation made by utilizing a method of valuation based upon market prices and estimates. Zweig Cash Fund may, to a limited extent, engage in short-term trading to attempt to take advantage of short-term market variations, or may dispose of a portfolio security prior to its maturity if the Manager believes such disposition advisable, or necessary to generate cash to satisfy redemptions. In such cases, Zweig Cash Fund may realize a gain or loss.

TAX STATUS
      Each Series of the Trust will be treated as a separate corporation for purposes of the Internal Revenue Code of 1986, as amended (the Code) (except for purposes of the definitional requirements for regulated investment companies under Code Section 851(a)). By paying dividends representing its investment company taxable income within the time periods specified in the Code and by meeting certain other requirements, each Series intends to qualify as a regulated investment company under the Code. Since each Series will distribute annually its investment company taxable income, net capital gains, and capital gain net income, it will not be subject to income or excise taxes otherwise applicable to undistributed income of a regulated investment company. If a Series were to fail to distribute all its income and gains, it would be subject to income tax and, in certain circumstances, a 4% excise tax.

TAXATION OF SHAREHOLDERS
      Dividends from net investment income and distributions from short-term capital gains are taxable to shareholders as ordinary income. Distributions from net capital gains that are properly designated as capital gains dividends are taxable to shareholders as long-term capital gains regardless of the length of time the shares in respect of which such distributions are received have been held.

      Dividends from Zweig Cash Fund and the Zweig Government Fund are not expected to qualify for the 70% dividends received deduction available to corporate shareholders. Zweig Cash Fund's dividends include all accrued interest, earned discounts and realized gains and losses, less amortized premiums and accrued expenses. Distributions by other Series out of their dividend income from domestic corporations may qualify in whole or in part for the deduction if the distributing Series does not sell the stock in respect of which it received such dividends before satisfying a 46-day holding period requirement (91 days for certain preferred stock), and the shareholder holds his Trust shares in the distributing Series for at least 46 days. For this purpose, the distributing Series holding period in such stock may be reduced for periods during which the Series reduces its risk of loss from holding the stock (e.g., by entering into option contracts).

      Investors who purchase shares shortly before the record date for a distribution will pay a share price that includes the value of the anticipated distribution and will be taxed on the distribution when it is received even though with respect to them the distribution represents in effect a return of a portion of their purchase price. Any loss realized on a sale or exchange of shares will be disallowed if the shares disposed of are replaced within a period of 61 days beginning 30 days before the shares are sold or exchanged. If disallowed, the loss will be reflected in an adjustment to the basis of the shares acquired.
      Individuals and certain other non-exempt payees will be subject to a 31% backup Federal withholding tax on dividends and other distributions from the Series, as well as on the proceeds of redemptions of Series other than Zweig Cash Fund, if the affected Series is not provided with the shareholder's correct taxpayer identification number and certification that the shareholder is not subject to such backup withholding, or if the Internal Revenue Service notifies such Series that the shareholder has failed to report proper interest or dividends. For most individuals, the taxpayer identification number is the taxpayer's social security number.

TAX TREATMENT OF CERTAIN TRANSACTIONS
      In general, and as explained more fully below, if the Trust enters into combinations of investment positions by virtue of which its risk of loss from holding an investment position is reduced on account of one (or more) other positions (i) losses realized on one position may be deferred to the extent of any unrecognized gain on another position and (ii) long-term capital gains or short-term capital losses may be recharacterized, respectively, as short-term gains and long-term losses. Investments in foreign currency denominated instruments or securities may generate, in whole or in part, ordinary income or loss. The Federal income tax treatment of gains and losses realized from transactions involving options on stock or securities entered into by a Series will be as follows: Gain or loss from a closing transaction with respect to options written by a Series, or gain from the lapse of any such option, will be treated as short-term capital gain or loss. Gain or loss from the sale of put and call options that a Series purchases, and loss attributable to the lapse of such options, will be treated as capital gain or loss. The capital gain or loss will be long- or short-term depending on whether or not the affected option has been held for more than one year. For this purpose, an unexercised option will be deemed to have been sold on the date it expired. It should be noted, however, that if a put is acquired at a time when the underlying stock or security has been held for not more than one year, or if shares of the underlying stock or security are acquired while such put is held, any gain on the subsequent exercise, sale or expiration of the put will generally be short-term gain.
      Any regulated futures contract or listed non-equity option held by a Series at the close of its taxable year will be treated as sold for its fair market value on the last business day of such taxable year. Sixty percent of any gain or loss with respect to such deemed sales, as well as the gain or loss from the termination during the taxable year of the Series' obligation (or rights) with respect to such contracts by offsetting, by taking or making delivery, by exercise or being exercised, by assignment or being assigned, by lapse, or otherwise, will be treated as long-term capital gain or loss and the remaining forty percent will be treated as short term capital gain or loss. A Series may make certain elections that modify the above tax treatment with respect to regulated futures contracts or listed non-equity options that are part of a mixed straddle, as defined by the Code.
      The Trust may invest in certain investments that may cause it to realize income prior to the receipt of cash distributions, including securities bearing original issue discount. The level of such investments is not expected to affect a Series' ability to distribute adequate income to qualify as a regulated investment company.
      Treasury Regulations pursuant to Section 1092 provide for the coordination of the wash sale rules and the short sale rules with the straddle rules. Generally, the wash sale rules prevent the recognition of loss where a position is sold at a loss and a substantially identical position is acquired within a prescribed period. The short sale rules generally prevent the use of short sales to convert short-term capital gain to long-term capital gain and long-term capital loss to short-term capital loss.
        In addition to the Federal income tax consequences described above relating to an investment in the Trust, there may be other Federal, state, local or foreign tax considerations that depend upon the circumstances of each particular investor. Prospective shareholders are therefore urged to consult their tax advisers with respect to the effects of this investment on their specific situations.



TRUSTEES AND OFFICERS OF THE TRUST
      The trustees and officers of the Trust and their business affiliations for the past five years are as follows:


Name, Address and Age                  Position With the Trust            Principal Occupation During Past 5 Years
-----------------------       ----------------------------------------    -------------------------------------------

   CLAIRE B. BENENSON                     Trustee                         Consultant on Financial
   870 U.N. Plaza                                                         Conferences  and Director of The
   New York, NY 10017 (78)                                                Burnham Fund Inc.  Former Director
                                                                          of Financial  Conferences and
                                                                          Chairman,  Department of Business
                                                                          and Financial  Affairs,  The New
                                                                          School  for Social  Research,
                                                                          Former  President  of the Money
                                                                          Marketeers  of New York University,
                                                                          Trustee of Simms Global Fund and
                                                                          Director of  Zweig Cash Fund Inc.


   RICHARD E. DEEMS                       Trustee                         Director  and Member of the
   959 Eighth Avenue                                                      Executive  and  Finance  Committees
   New York, NY 10019 (84)                                                and  Chairman of the Audit
                                                                          Committee of The Hearst Corp.;
                                                                          Publishing  Consultant to the
                                                                          Hearst  Magazines  Division of The
                                                                          Hearst Corp.;  Director of The
                                                                          Burnham Fund Inc. and Former
                                                                          Director of Zweig Cash Fund Inc.

   S. LELAND DILL                         Trustee                         Retired;  Director of Coutts & Co.
   5070 North Ocean Dr.                                                   Trust Holdings Limited,  Coutts &
   Singer Island, FL 33404                                                Co. Group, Coutts & Co. (USA)
   (66)                                                                   (private  banking),  Trustee of BT
                                                                          Portfolios and BT Investment Funds.
                                                                          Former partner of Peat  Marwick
                                                                          Mitchell  & Co.,  and  Director  of
                                                                          Zweig  Cash  Fund  Inc.  and
                                                                          Vintners International Company,
                                                                          Inc.(winery).


   EUGENE J. GLASER*                      Chairman,                       President  of the Manager and
   900 Third Avenue                       Chief Executive                 President  and Director of the
   New York, NY 10022                     Officer and Trustee             Distributor;  Director of The Zweig
   (56)                                                                   Fund, Inc.  Former Director of
                                                                          Zweig Cash Fund Inc.


   DONALD B. ROMANS                       Trustee                         President of Romans & Company
   233 East Wacker Dr.                                                    (private  investors and financial
   Chicago, IL 60601                                                      consultants);  Director of the
   (66)                                                                   Burnham  Fund  Inc.  Former
                                                                          Consultant  to and  Executive  Vice
                                                                          President  and  Chief Financial
                                                                          Officer of Bally Manufacturing
                                                                          Corporation, and Director of  Zweig
                                                                          Cash Fund Inc.


   MARTIN E. ZWEIG                        President                       Chairman of the  Manager;  Chairman
   900 Third Avenue                                                       of the Board and  President  of The
   New York, NY 10022                                                     Zweig Total  Return Fund, Inc. and
   (54)                                                                   The Zweig Fund, Inc.;  President
                                                                          and Director of Zweig Total Return
                                                                          Advisors, Inc., Zweig Advisors
                                                                          Inc., Zweig-DiMenna  International
                                                                          Managers, Inc., and Zweig
                                                                          Securities Advisory Service,  Inc.;
                                                                          Consultant to (former Co-Chairman
                                                                          of Research of) Avatar Investors
                                                                          Associates Corp.; Managing Director
                                                                          of the Managing General Partner of
                                                                          Zweig-DiMenna Partners, L.P. and
                                                                          Zweig-DiMenna Special
                                                                          Opportunities, L.P.; President and
                                                                          Director of Gotham Advisors,
                                                                          Inc.and Euclid Advisors, Inc.;
                                                                          Member of the Undergraduate
                                                                          Executive Board of the Wharton
                                                                          School, University of Pennsylvania.
                                                                          Former President of Zweig Cash Fund
                                                                          Inc.and General Partner of Zweig
                                                                          Katzen Investors, L.P.



                                        15

   Name, Address and Age                   Position With the Trust        Principal Occupation During Past 5 Years
   --------------------                   -----------------------         ----------------------------------------

DAVID KATZEN                             Senior Vice President            Senior Vice President of the
900 Third Avenue                                                          Manager;  Vice  President of Zweig
New York, NY 10022                                                        Advisors Inc.;  Executive Vice
(39)                                                                      President of Euclid  Advisors,
                                                                          Inc.;  Director of  Quantitative
                                                                          Research at Avatar Investors
                                                                          Associates  Corp.;   Director  of
                                                                          Equity  Research  for  Zweig  Total
                                                                          Return Advisors,  Inc.; and Research
                                                                          Director of Zweig  Advisors Inc.
                                                                          Former Vice President of the Zweig
                                                                          Fund, Inc. and ZZK Management, Inc.


BARRY MANDINACH                        First Vice President               Executive Vice President of the
900 Third Avenue                                                          Distributor and Senior Vice
New York, NY 10022                                                        President of the Manager.
(41)


CARLTON NEEL                           First Vice President               First Vice President of the Manager.
900 Third Avenue                                                          Former Vice President of J.P. Morgan
New York, NY 10022                                                        & Co., Inc.
(29)

ALFRED J. RATCLIFFE                    First Vice President, Treasurer,   First Vice President of the Manager.
900 Third Avenue                       Principal Accounting Officer       Former Vice President of The Bank of
New York, NY  10022                    and Assistant Secretary            New York.
(49)


CHARLES I. LEONE                       First Vice President               First Vice  President and Chief
900 Third Avenue                       and Assistant Secretary            Financial  Officer of the Manager
New York, NY 10022                                                        and First Vice  President, Chief
(35)                                                                      Financial  Officer  and  Assistant
                                                                          Secretary  of the  Distributor.
                                                                          Former  Assistant Treasurer of Zweig
                                                                          Cash Fund Inc.



ANNEMARIE GILLY                        Vice President                     First Vice  President of the Manager
900 Third Avenue                                                          and the  Distributor.  Former Vice
New York, NY 10022                                                        President of Concord Financial Group
(45)                                                                      and  Executive  Vice  President and
                                                                          Chief  Operating  Officer of The
                                                                          Gabelli Equity Trust, Inc.



JEFFREY LAZAR                          Vice President                     Vice President and Treasurer of The
900 Third Avenue                                                          Zweig Fund,  Inc. and The Zweig
New York, NY 10022                                                        Total Return Fund,  Inc.; Vice
(37)                                                                      President,  Treasurer  and
                                                                          Secretary  of Zweig  Advisors  Inc.
                                                                          and Zweig Total Return Advisors,
                                                                          Inc.


BETH ABRAHAM                           Assistant Vice                     Assistant Vice President of the
900 Third Avenue                       President                          Manager.  Former self-employed
New York, NY 10022                                                        consultant to the mutual fund
(41)                                                                      industry  and  Senior  Compliance
                                                                          Examiner  in the New  York  Regional
                                                                          Office  of the  U.S. Securities and
                                                                          Exchange Commission.



TOM DISBROW                            Assistant Vice                     Assistant Vice President of the Manager
900 Third Avenue                       President and
New York, NY 10022                     Assistant Treasurer
(31)



                                        16



Name, Address and Age                  Position With the Trust             Principal Occupation During Past 5 Years
---------------------                  ------------------------            ----------------------------------------
RHONDA LEE BERZNER                     Assistant Vice                     Senior Research Analyst for Zweig/Glaser Advisors
900 Third Avenue                       President
New York, NY 10022
(32)


MARC BALTUCH                           Secretary                          First Vice  President  of the
900 Third Avenue                                                          Manager;  First Vice  President,
New York, NY 10022                                                        Director,  Chief  Compliance Officer
(51)                                                                      and  Secretary  of the
                                                                          Distributor.;  Director  and  Vice
                                                                          President  of  Watermark Securities,
                                                                          Inc.and  Assistant  Secretary  of
                                                                          Gotham  Advisors,  Inc.,  Zweig
                                                                          Total  Return Advisors, Inc. and
                                                                          Zweig Advisors Inc.  Former
                                                                          Secretary of Zweig Cash Fund Inc.


*DESIGNATES A TRUSTEE WHO IS AN INTERESTED PERSON OF THE TRUST WITHIN THE MEANING OF THE 1940 ACT.




      Set  forth  below is a table showing  the  compensation  of the Board of
Trustees:



                                                       Aggregate Compensation from      Total Compensation from the Trust paid to
Name of Person, Position                                          the  Trust                            the Trustees
--------------------------                                -------------------------     ------------------------------------------
Claire B. Benenson, Trustee                                         $17,000                                $17,000

Richard E. Deems, Trustee                                            17,000                                 17,000
S. Leland Dill, Trustee                                              17,000                                 17,000

Eugene J. Glaser, Chairman, Chief Executive Officer                       0                                      0
 and Trustee

Donald B. Romans, Trustee                                            17,000                                 17,000


      Those trustees and officers of the Trust who are affiliated with the Distributor or the Manager are not separately compensated for their services as trustees or officers of the Trust in-person. The Trust currently pays each of its disinterested trustees a fee of $5,000 per year, plus $1,500 per meeting attended ($500 per phone meeting) and reimburses their expenses for attendance at meetings, all of which is prorated on the basis of the assets of each Series. In addition, each such trustee receives a fee of $1,000 per year from each Series. For the fiscal year ended December 31, 1996, the fees and expenses of disinterested trustees, as a group, were $69,749. As of January 31, 1997, except for Dr. Zweig and Eugene J. Glaser, the trustees and officers of the Trust, as a group, owned less than 1% of any Class of any Series of the Trust.

        Trustees may be removed from office at any meeting of shareholders by a vote of two-thirds of the outstanding shares of the Trust. Except as set forth above, the trustees shall continue to hold office and may appoint their successors.

CONTROL PERSONS AND PRINCIPAL HOLDERS OF SECURITIES

            As of January 31, 1997, to the Trust's knowledge, except for Dr. Martin E. Zweig (900 Third Ave., New York, NY 10022) who owns 18.90% and Eugene
J. Glaser (900 Third Ave., New York, NY 10022) who owns 8.47% of Zweig Cash Fund Class M Shares; Ouzinkie Native Corp.(Box 89, Ouzinkie, AK 99644) who owns 7.22% of Zweig Appreciation Fund Class B Shares; Roger Markle (1145 Dominguez St., Carson, CA 90746) who owns 5.39% and J. Conrad Pierce (429 Tuthill Lane, Mobile, AL 36608) who owns 5.16% of Zweig Cash Fund Class A Shares; Robert E. Swindoll (1449 Morson Rd., Jackson, MS 39209) who owns 71.02%, Thelma Kessie, (13061 Hartsook St., Sherman Oaks, CA 91423) who owns 11.32%, R.M. Tipton-White (45 Navigation Lane, Savannah, GA 31410) who owns 8.81% and Irene M. Manzi (73-60 196 St., Fresh Meadows, NY 11366) who owns 8.02% of Zweig Cash Fund Class B Shares; Estate of Edna Olin (1601 5th Ave., Suite 2100, Seattle, WA 98101) who owns 7.97% and Stanley E. Coleby (2432 Briar Creek Circle, Salt Lake City, UT 84117) who owns 7.95% of Zweig Cash Fund Class C Shares; and Alma Garville (38 Taylor Rd., Valhalla, NY 10595) who owns 18.92%, Mary G. DeHuszar (125-B West Oak, Chicago, IL 60610) who owns 9.49%, Frances C. Miller (310 Bethlehem Pike, Erdenheim, PA 19038) who owns 9.39% and Wiley Schatz (P.O. Box 3284, Palerm, AK 99645) who owns 7.58% of Zweig Government Fund Class B Shares, no person is the beneficial owner of 5% or more of the outstanding shares of any Class of any Series of the Trust.

      In addition, as of October 8, 1996, to the Trust's knowledge, except for Merrill Lynch, Pierce, Fenner & Smith Inc. (4800 Deer Lake Dr. East, Jacksonville, FL 32246) who owns 9.65% of Zweig Appreciation Fund Class B Shares, 19.35% of Zweig Appreciation Fund Class C Shares, 22.75% of Zweig Government Fund Class B Shares, 23.30% of Zweig Government Fund Class C Shares, 10.39% of Zweig Managed Assets Class A Shares, 16.24% of Zweig Managed Assets Class B Shares, 23.19% of Zweig Managed Assets Class C Shares, 13.71% of Zweig Strategy Fund Class A Shares, 20.93% of Zweig Strategy Fund Class B Shares and 21.20% of Zweig Strategy Fund Class C Shares; Smith Barney Inc. (388 Greenwich St., New York, NY 10013) who owns 12.07% of Zweig Appreciation Fund Class A Shares, 5.23% of Zweig Appreciation Fund Class B Shares, 6.93% of Zweig
Appreciation Fund Class C Shares, 15.79% of Zweig Cash Fund Class A Shares, 13.10% of Zweig Cash Fund Class C Shares, 24.77% of Zweig Government Fund Class A Shares, 9.06% of Zweig Government Fund Class C Shares, 7.76% of Zweig Managed Assets Class A Shares, 7.53% of Zweig Managed Assets Class B Shares, 5.95% of Zweig Managed Assets Class C Shares, 8.88% of Zweig Strategy Fund Class A Shares, 6.73% of Zweig Strategy Fund Class B Shares and 9.58% of Zweig Strategy Fund Class C Shares; and The Bank of New York (One Wall St., New York, NY 10005) who owns 40.40% of Zweig Cash Fund Class M Shares, no person is the record owner of 5% or more of the outstanding shares of any Class of any Series of the Trust.


INVESTMENT  MANAGEMENT AND  OTHER  SERVICES
MANAGER

            The Trust and the Manager entered into an amended management agreement, dated April 29, 1994, which the Board had previously approved on December 14, 1993 (the "Management Agreement"), pursuant to which the Manager reviews the portfolio of securities and investments of each Series, and advises and assists each Series with respect to the selection, acquisition, holding or disposal of securities. In addition to managing the funds' investments, Zweig/Glaser Advisers also makes recommendations with respect to other aspects and affairs of each Series. The Manager also furnishes the Trust with certain administrative services, office space and equipment, and permits its officers and employees who may be elected trustees or officers of the Trust to serve in the capacities to which they are elected without additional compensation from the funds. All other expenses incurred in the operation of the funds are borne by the funds, including: interest, taxes, fees and commissions of every kind; expenses of issue, repurchase or redemption of shares; costs of registering or qualifying shares for sale (including printing costs, legal fees and other expenses relating to the preparation and filing of the funds' registration statement with the appropriate regulatory authorities and the production and filing of the funds' prospectus); costs of insurance; association membership dues; all charges of custodians, including fees as custodian, escrow agent, and fees for keeping books and performing portfolio valuations; all charges of transfer agents, registrars, pricing services, independent accountants and legal counsel; expenses of preparing, printing and distributing prospectuses and all proxy materials, reports and notices to shareholders; expenses of distribution of shares pursuant to Rule 12b-1 Plans; out-of-pocket expenses of trustees; fees of trustees who are not "affiliated persons" as defined in the 1940 Act; and all other costs incident to the Trust's existence as a business trust. The distributor purchases copies of the fund's prospectus and shareholder reports used for sales purposes at printer's overrun cost.

      The Management Agreement will continue in effect from year to year if specifically approved annually by a majority of the Board of Trustees who are not parties to such contract or interested persons of any such party. The Management Agreement may be terminated without penalty by either of the parties on 60 days' written notice and must terminate in the event of its assignment. The continuance of the Management Agreement was last approved by the Trustees on June 27, 1996.
      The Management Agreement provides that the Manager is liable only for its acts or omissions caused by its willful misfeasance, bad faith, or gross negligence in the performance of its duties or reckless disregard of its obligations under the Management Agreement. The Management Agreement permits the Manager to render services to others and to engage in other activities.

      The Trust pays the Manager for its services pursuant to the Management Agreement a monthly fee at the annual rate of 0.50% of the average daily net assets of Zweig Cash Fund, 0.60% of the average daily net assets of Zweig Government Fund, 0.75% of the average daily net assets of Zweig Strategy Fund and Zweig Growth & Income Fund, and 1.00% of the average daily net assets of Zweig Appreciation Fund and Zweig Managed Assets. For the fiscal year ended December 31, 1996, the management fees paid to the Manager by each Series were as follows: Zweig Strategy Fund: $9.070,222; Zweig Appreciation Fund:
$4,876,108;  Zweig Growth & Income Fund:  $5,354;  Zweig Managed Assets:
$6,109,364; Zweig Government Fund: $322,034; and Zweig Cash Fund: $325,301. For the years ended December 31, 1995 and 1994, the fees paid to the Manager for each Series were as follows: Zweig Strategy Fund: $6,702,163 and $5,172,202; Zweig Appreciation Fund: $4,141,179 and $3,612,972; Zweig Managed Assets:
$6,994,435 and $7,161,203; Zweig Government Fund: $393,803 and $460,359; and
Zweig Cash Fund:  $358,589 and $485,384.

      The fee of a Series will be reduced, or the Manager will reimburse the Series (up to the amount of its fee), by an amount necessary to prevent the total expenses of the Series (excluding taxes, interest, brokerage commissions or transaction costs, certain distribution fees, certain custodial expenses and extraordinary expenses) from exceeding limits applicable to the Series in any state in which its shares then are qualified for sale. Currently, the most restrictive expense limitation is 2.5% of the first $30 million of a Series' net assets, 2% of the next $70 million of a Series' net assets and 1.5% of the remaining net assets. The expense limitation provision applies separately to each Series. From time to time, the Manager may make certain commitments which are more restrictive than any state-imposed limitation. In such a case, the Manager will reserve the right to discontinue any such commitment. These expense reimbursements, if any, are estimated, reconciled and paid on a monthly basis to the Trust.

      The Manager has voluntarily undertaken to limit the expenses of Zweig
Cash Fund (exclusive of taxes, interest, brokerage commissions, 12b-1 fees and extraordinary expenses) until April 30, 1998 to 0.35% of its average daily net assets. During the years ended December 31, 1996 and 1995, the manager's reimbursements to Zweig Cash Fund aggregated $247,233 and $94,825, respectively, under voluntary expense limitations. The Manager reserves the right to discontinue this policy at any time after April 30, 1998. The Manager has also voluntarily undertaken to limit the expenses of Zweig Growth & Income Fund
(exclusive of taxes, interest, brokerage commissions, 12b-1 fees and extraordinary expenses) until April 30, 1998 to 1.00% of its average daily net assets effective upon its commencement of operations. The Manager reserves the right to discontinue this policy at any time after April 30, 1998.

        The Manager may draw upon the resources of the Distributor and its qualified affiliates in rendering its services to the Trust. The Distributor or its affiliates may provide the Manager (without charge to the Trust) with investment information and recommendations that may serve as the principal basis for investment decisions with respect to certain Series of the Trust.

        The Manager has adopted a Code of Ethics (the "Code") that requires all persons subject to the Code to pre-clear any proposed non-exempt personal securities transaction. Permission for any proposed transaction will be granted provided it is determined that such would not negatively impact activity in client accounts. In the event that a client of Manager's affiliates also owns such security, or it is proposed that such client purchase such security, available investments or opportunities for sales will be allocated in a manner deemed to be equitable by the Manager.

DISTRIBUTOR
        Pursuant to its Distribution Agreement with the Trust (the "Distribution Agreement"), Zweig Securities Corp. acts as distributor of the Trust's shares and receives, with respect to Class A Shares, a front-end sales commission, as described in the Prospectus under "Choosing Among Classes When Purchasing Shares"; and a 1% CDSC which may apply on redemptions within 18 months of purchases not subject to a sales charge; with respect to Class B Shares, the Distributor receives a declining CDSC ranging from 5% to 1% of the gross proceeds of a redemption of shares held for less than six years; and, with respect to Class C Shares, the Distributor receives a CDSC of 1.25% of the gross proceeds of a redemption of shares held for less than one year. The Distributor also is compensated under the Rule 12b-1 distribution plans as described more fully below. The continuance and amendment of the Distribution Agreement was last approved by the Trustees on June 27, 1996.
      The Distributor may reallow amounts in excess of the sales concessions listed in the Prospectus, and pay certain costs, to dealers who provide additional services and special assistance in selling shares of the Trust. These additional services and special assistance vary significantly from dealer to dealer, resulting in payments that currently range from 8 to 15 basis points.

DISTRIBUTION PLANS
        The Trust has adopted a distribution plan for each class of shares of each Series except Class I Shares (i.e., a plan for the Class A and C Shares, a plan for the Class B Shares, and a plan for the Class M Shares; collectively the "Plans") in accordance with Rule 12b-1 under the Act, to compensate the Distributor for the services it provides and for the expenses it bears under the Distribution Agreement. Each class of shares of each Series (other than

Class M Shares of Zweig Cash Fund and Class I Shares) pays a service fee at a rate of 0.25% per annum of the average daily net assets of such class of the Series and a distribution fee based on average daily net assets at the following rates: for Class A Shares of all Series - 0.05% per annum; for Class B Shares of all Series - 0.75% per annum; for Class C Shares - 0.75% per annum for Zweig Appreciation Fund, Zweig Strategy Fund, Zweig Managed Assets and Zweig Growth & Income Fund, 0.50% per annum for Zweig Government Fund and 0.05% per annum for Zweig Cash Fund.

      For the fiscal year ended December 31, 1996, $48,285, $29,811 and $414,816 in CDSCs was collected on Class A, Class B and Class C Shares, respectively. The CDSC will be waived under certain circumstances described in the Prospectus. In addition, the CDSC will be waived on redemptions of shares by employee benefit plans for the benefit of employees of the Distributor and its affiliates.

      The Rule 12b-1 Plan for the Class M Shares issued by Zweig Cash Fund (the "Class M Plan") provides that the Distributor may enter into Service Agreements with securities dealers, financial institutions, banks, and other industry professionals for distribution, promotion and administration of and/or servicing investors in Class M Shares. Such service organizations are paid directly or indirectly by Zweig Cash Fund and the Manager. Service payments under the Class M Plan are paid in equal amounts by Zweig Cash Fund and the Manager, or Zweig Cash Fund and the Manager reimburse the Distributor equally for service payments to a service organization, in an amount not exceeding 0.30% per annum of the average daily net asset value of the Class M Shares. The Class M Plan also provides that Zweig Cash Fund will pay the costs and expenses connected with the printing and distribution of Zweig Cash Fund's prospectuses, shareholder reports, and any promotional material for other than current Fund shareholders, in an amount not to exceed $100,000 per annum.
       A report of the amounts expended under the Plans must be made to the Board of Trustees and reviewed by the Board at least quarterly. In addition, the Plans provide that they may not be amended to increase materially the costs which the Trust may bear for distribution pursuant to the Plans without shareholder approval and that other material amendments to the Plans must be approved by a majority of the Board, including a majority of the Board who are neither interested persons of the Trust (as defined in the 1940 Act) nor have any direct or indirect financial interest in the operation of the Plans (the "Qualified Trustees"), by vote cast in person at a meeting called for the purpose of considering such amendments.
      The Plans are subject to annual approval by a majority of the Board of Trustees, including a majority of the Qualified Trustees, by vote cast in person at a meeting called for the purpose of voting on the Plans. The Plans are terminable at any time by vote of a majority of the Qualified Trustees or, with respect to any Class or Series, by vote of a majority of the shares of such Class or Series. Pursuant to the Plans, any new trustees who are not interested persons must be nominated by existing trustees who are not interested persons.
       If the Plans are terminated (or not renewed) with respect to one or more Classes or Series, they may continue in effect with respect to any Class or Series as to which they have not been terminated (or have not been renewed).

        For the fiscal year ended December 31, 1996, the Class A Shares of the Zweig Strategy Fund, Zweig Appreciation Fund, Zweig Growth & Income Fund, Zweig Managed Assets, Zweig Government Fund and Zweig Cash Fund paid a total of $1,757,079, $820,210, $607, $388,237, $110,622, and $10,744,
respectively, pursuant to the Trust's distribution plan, in connection with expenses incurred by the Distributor for compensation to broker/dealers ($2,959,903), marketing ($1,533,383) and firm overhead allocation ($40,057).
        For the fiscal year ended December 31, 1996, the Class B Shares of Zweig Strategy Fund, Zweig Appreciation Fund, Zweig Growth & Income Fund, Zweig Managed Assets, Zweig Government Fund and Zweig Cash Fund paid a total of $178,004, $32,870, $1,765, $28,815, $1,794 and $351, respectively, pursuant to the Trust's distribution plan, in connection with expenses incurred by the Distributor for compensation to broker/dealers ($2,341,831), marketing ($986,527) and firm overhead allocation ($21,069).
      For the fiscal year ended December 31, 1996, the Class C Shares of the Zweig Strategy Fund, Zweig Appreciation Fund, Zweig Growth & Income Fund, Zweig Managed Assets, Zweig Government Fund and Zweig Cash Fund paid a total of $6,057,314, $2,105,866, $3,274, $4,781,959, $124,649 and $11,917, respectively, pursuant to the Trust's distribution plan, in connection with expenses incurred by the Distributor for compensation to broker/dealers ($12,441,800), marketing ($3,066,224) and firm overhead allocation ($77,482).
     For the fiscal year ended December 31, 1996, the Class M Shares of the Zweig Cash Fund and the Distributor each paid $29,296 pursuant to the Trust's Class M distribution and service plan to service organizations.

      Because all amounts paid pursuant to the Plans are paid to the Distributor, the Distributor and its officers, directors and employees, all may be deemed to have a direct or indirect financial interest in the operation of the Plans. None of the Trustees who is not an interested person of the Trust has a direct or indirect financial interest in the operation of the Plans.
      Benefits from the Plans may accrue to the Trust and its shareholders from the growth in assets due to sales of shares to the public pursuant to the Plans. Increases in a Series' net assets from sales pursuant to its Plan may benefit shareholders by reducing per share expenses, permitting increased investment flexibility and diversification of the Series' assets, and facilitating
economies  of  scale  (e.g.,   block purchases)  in  the Series'   securities
transactions. Under their terms, the Plans will continue from year to year, provided that such continuance is approved annually by a vote of the Trustees in the manner described above.

      The continuance of the Plan for Class A and C Shares and the Plan for Class M Shares and the adoption of a Plan for Class B Shares was approved by the Board of Trustees, including a majority of the Qualified Trustees, at a meeting held on June 27, 1996. Prior to approving the continuance of the Plan and the adoption of the Class B Plan, the Board requested and received from the Distributor all the information which it deemed necessary to arrive at an informed determination as to such continuance and adoption of the Plans. In making its determination to continue the Plan and adopt the Class B Plan, the Board considered, among other factors: (1) the Trust's experience under the Plan's and the previous Rule 12b-1 Plan's of the Trust, and whether such experience indicates that the Plans would operate as anticipated; (2) the benefits the Trust had obtained under the Plans and would be likely to obtain under the Plans; (3) what services would be provided under the Plans by the Distributor to the Trust and its shareholders; and (4) the reasonableness of the fees to be paid to the Distributor for its services under the Plans. Based upon their review, the Board, including each of the Qualified Trustees, determined that the continuance of the Plans and the adoption of the Class B Plan would be in the best interest of the Trust, and that there was a reasonable likelihood that the Plans would benefit the Trust and its shareholders. In the Board's
quarterly review  of  the   Plans, they  will   consider   their   continued
appropriateness and the level of compensation provided therein.

      The Board of Trustees has the right to terminate the Rule 12b-1 Plan for the Class B Shares, and in the event of such termination, no further payments would be made thereunder. However, in the event the Board of Trustees were to terminate the Rule 12b-1 Plan for the Class B Shares for any Series, the Trust may not thereafter adopt a new Rule 12b-1 Plan for a class of that Series having, in the good faith determination of the Board of Trustees, substantially similar economic characteristics to the Class B Shares. Termination of the Rule 12b-1 Plan for the Class B Shares or the Distribution Agreement does not affect the obligation of the Class B shareholders to pay CDSCs. The Distributor has sold its right to receive certain payments under the Distribution Agreement to a financial institution in order to finance the distribution of the Class B Shares.
      The Board of Trustees has also adopted a Rule 18f-3 Multi-Class Share Plan permitting the issuance of shares in multiple classes.
       The Trust has acknowledged that it has obtained its name by consent of Dr. Martin E. Zweig and agreed that if (i) the Manager should cease to be the Trust's investment manager or (ii) if Dr. Zweig should no longer be affiliated with the Manager, the Trust, upon request of Zweig Securities Corp. or Dr. Zweig, shall submit to the Trustees for their vote a proposal to delete the word Zweig from its name and cease to use the name Zweig Series Trust or any component or combination thereof or any name deceptively similar thereto, and indicate on all letterheads and other promotional material that the Manager is no longer the Trust's investment manager or Dr. Zweig is no longer affiliated with the Manager, as the case may be. The Trust has agreed that Dr. Zweig or Zweig Securities Corp. or any of its successors or assigns may use or permit the use of the word Zweig, alone or with any other words, for, by or in connection with any other entity or business, other than the Trust and its business, whether or not the same directly or indirectly competes or conflicts with the Trust or its business in any manner.

CUSTODIAN, FUND ACCOUNTING AGENT, TRANSFER AGENT AND DIVIDEND PAYING AGENT
      The Bank of New York, 48 Wall Street, New York, New York 10286 serves as custodian and fund accounting agent, and State Street Bank and Trust Company, P.O. Box 8505, Boston, Massachusetts 02260-8505, serves as the transfer agent and dividend paying agent for the Trust.
   For the convenience of shareholders, the transfer agent maintains in book account form the records of shares owned by Trust shareholders. Shareholders may request in writing that the transfer agent issue to them certificates representing their ownership of Trust shares.

INDEPENDENT ACCOUNTANTS
      Coopers & Lybrand L.L.P., 1301 Avenue of the Americas, New York, New York 10019, serves as independent accountants for the Trust. In addition to reporting annually on the financial statements of the Trust, the Trust's accountants also review certain filings of the Trust with the Securities and Exchange Commission.

COUNSEL
      Shearman & Sterling, 599 Lexington Avenue, New York, New York 10022, is counsel to the Trust. The firm also acts as counsel to the Manager and the Distributor.





PORTFOLIO TRANSACTIONS AND BROKERAGE
ALL SERIES OTHER THAN ZWEIG CASH FUND

      Officers and Trustees of the Trust and officers of the Manager who are also officers or directors of the Distributor or its affiliates receive indirect benefits from the Trust as a result of its usual and customary brokerage commissions which the Distributor or its affiliates may receive for acting as broker to the Trust in the purchase and sale of portfolio securities. The Management Agreement does not provide for a reduction of the advisory fee by any portion of the brokerage fees generated by portfolio transactions of the Trust which the Distributor may receive. For the year ended December 31, 1996, Zweig Strategy Fund, Zweig Appreciation Fund, Zweig Managed Assets and Zweig

Government Fund paid total brokerage commissions of $3,738,437, $933,468, $2,130,073,and $0, respectively. The amount paid by Zweig Growth & Income Fund for the period November 26,1996 (commencement of operations) to December 31, 1996 was $6,721. For the years ended December 31, 1994 and 1995, respectively, Zweig Strategy Fund, Zweig Appreciation Fund, Zweig Managed Assets and Zweig Government Fund paid total brokerage commissions of $525,987, $782,620, $1,232,085 and $7,938, respectively, and $1,335,463, $819,613, $423,239 and $0, respectively.
      For the year ended December 31, 1996, the Trust paid Zweig Securities Corp. $633,637 in brokerage commissions or 9.31% of total brokerage commissions for the year ended December 31, 1996. For the years ended December 31, 1994 and 1993, $431,060 and $288,556, respectively, was paid to Zweig Securities Corp. Allocation of transactions, including their frequency, to various dealers is determined by the Manager in its best judgment and in a manner deemed fair and reasonable to shareholders. The primary consideration is prompt and efficient execution of orders in an effective manner at the most favorable price. Subject to this consideration, dealers who provide supplemental investment research, statistical or other services to the Manager may receive orders for transactions by the Trust. Information so received will enable the Manager to supplement its own research and analysis with the views and information of other securities firms. Such information may be useful and of value to the Manager and its affiliates in servicing other clients as well as the Trust; in addition, information obtained by the Manager and its affiliates in servicing other clients may be useful and of value to the Manager in servicing the Trust. No principal transactions are effected with Zweig Securities Corp. or any of its affiliated companies.

      The Trust may from time to time allocate brokerage commissions to firms that furnish research and statistical information to the Manager. The supplementary research supplied by such firms is useful in varying degrees and is of indeterminable value. Such research may, among other things, include advice regarding economic factors and trends, advice as to occasional transactions in specific securities and similar information relating to securities. No formula has been established for the allocation of business to such brokers. Consideration may be given to research provided and payment may be made of a fee higher than that charged by another broker-dealer which does not furnish research services or which furnishes research services deemed to be of lesser value, so long as the criteria of Section 28(e) of the Securities Exchange Act of 1934, as amended (the "1934 Act") are met. Section 28(e) of the 1934 Act specifies that a person with investment discretion shall not be deemed to have acted unlawfully or to have breached a fiduciary duty solely because such person has caused the account to pay a higher commission than the lowest available under certain circumstances. To obtain the benefit of Section 28(e), the person so exercising investment discretion must make a good faith determination that the commissions paid are reasonable in relation to the value of the brokerage and research services provided viewed in terms of either that particular transaction or his overall responsibilities with respect to the accounts as to which he exercises investment discretion.
        Currently, it is not possible to determine the extent to which commissions that reflect an element of value for research services might exceed commissions that would be payable for execution series alone, nor generally can the value of research services be measured. Research services furnished might be useful and of value to the Manager and its affiliates in serving other clients as well as the Trust, but on the other hand any research service obtained by the Manager or the Distributor from the placement of portfolio brokerage of other clients might be useful and of value to the Manager in carrying out its obligation to the Trust.
      There are no fixed limitations regarding the Trust's portfolio turnover rate. In computing the portfolio turnover rate, all securities, including options, the maturities or expiration dates of which at the time of acquisition are one year or less, are excluded. Subject to this exclusion, the turnover rate is calculated by dividing (A) the lesser of purchases or sales of portfolio securities of a particular Series for the fiscal year by (B) the monthly average of the value of portfolio securities owned by the particular Series during the fiscal year.
      The options activities of Zweig Strategy Fund, Zweig Appreciation Fund, Zweig Growth & Income Fund,Zweig Managed Assets and Zweig Government Fund may affect their respective turnover rates, the amount of brokerage commissions paid by each Series and the realization of net short-term capital gains which, when distributed, are taxed to shareholders (other than retirement plans) at ordinary income tax rates. There are no fixed limitations regarding the Zweig Strategy Fund's portfolio turnover. Securities satisfying the basic policies and objectives of the Zweig Strategy Fund may be disposed of when they are no longer deemed to be suitable. High portfolio turnover involves correspondingly greater brokerage commissions, other transaction costs, and a possible increase in short-term capital gains or losses. See "Net Asset Value and Taxes".
      The exercise of calls written by a Series may cause the Series to sell portfolio securities, thus increasing its turnover rate. The exercise of puts also may cause a sale of securities and increase turnover; although such exercise is within the Series' control, holding a protective put might cause the Series to sell the underlying securities for reasons which would not exist in the absence of the put. A Series will pay a brokerage commission each time it buys or sells a security in connection with the exercise of a put or call. Some commissions may be higher than those which would apply to direct purchases or sales of portfolio securities.

      For the fiscal year ended December 31, 1996, the portfolio turnover rates for Zweig Strategy Fund, Zweig Appreciation Fund, Zweig Growth & Income Fund, Zweig Managed Assets and Zweig Government Fund were 181%, 88%, 2%, 187% and 170%, respectively.

ZWEIG CASH FUND
      The Manager places orders for the purchase and sale of securities for Zweig Cash Fund. All of Zweig Cash Fund's portfolio transactions are principal transactions with major dealers in money market instruments, on which no brokerage commission is paid. Purchases from or sales to dealers serving as market-makers include the spread between the bid and asked prices. Transactions are allocated to various dealers according to the best judgment of the Manager and in a manner deemed fair and reasonable to shareholders. The primary consideration is prompt and effective execution of orders at the most favorable price. Subject to this consideration, dealers who provide supplemental investment research, statistical or other services to the Manager may receive orders for transactions by Zweig Cash Fund.



YIELD AND PERFORMANCE INFORMATION
ZWEIG CASH FUND
       From time to time, the Trust determines a current yield and effective yield for each class of shares of Zweig Cash Fund. For a further
discussion  of  how  the  Trust   calculates   yield,   see   "Performance
Information" in the Prospectus.

       The effective yield is an annualized yield based on a compounding of the unannualized base period return. The effective yield will be
      slightly  higher  than the  yield or  seven-day current   yield  because
      of  the   compounding   effect  of  the  assumed reinvestment.

      These yields are each computed in accordance with a standard method prescribed by the rules of the Commission, by first determining the net change in account value for a hypothetical account having a share balance of one share at the beginning of a seven-day period (the "beginning account value"). The net change in account value equals the value of additional shares purchased with dividends from the original share and dividends declared on both the original share and any such additional shares. The unannualized base period return equals the net change in account value divided by the beginning account value. Realized gains or losses or changes in unrealized appreciation or depreciation are not taken into account in determining the net change in account value.

      The yields are then calculated as follows:
             Current Yield  =   Net Change in Account Value      X     365
                               ----------------------------         --------
                                  Beginning Account Value               7
             Effective Yield  =   [(1 + Base Period Return)  365/7 ] - 1

      For the seven days ended December 31, 1996, the Zweig Cash Fund's effective (compounded) and current yields were 4.92% and 4.82%, respectively, for Class A Shares, 4.12% and 4.20%, respectively, for Class B Shares; 4.92% and 4.82%, respectively, for Class C Shares and 5.19% and 5.07%, respectively, for Class M Shares.

      Yield is a function of portfolio quality and composition, portfolio maturity and operating expenses. Yields fluctuate and do not necessarily indicate future results. While yield information may be useful in reviewing the performance of the Series, it may not provide a basis for comparison with bank deposits, other fixed rate investments or other investment companies that may use a different method of calculating yield.

OTHER SERIES
      The Trust will include performance data for both Class A, Class B and Class C Shares of each Series in its advertisements, sales literature and other information distributed to the public that includes performance data of a Series. Such performance information will be based on investment yields or total returns for the Series.

            YIELD. Yield may not be the same as the distribution rate or the income reported in the funds' financial statements. We compute yield by taking the interest and dividend income a fund earns in a 30-day period, net of expenses, and dividing that amount by the average number of shares entitled to receive dividends.

Yield will be calculated, using a one-month base period, according to the following formula:
                        Yield = 2 X [(a-b/cd) + 1]6 - 1

   Where:
   a = dividends and interest earned during the period b = expenses accrued for the period (net of reimbursements) c = the average daily number of shares outstanding during the period that were entitled to receive dividends d = the maximum offering price per share on the last day of the period.
      The annualized yield for the Class A and Class C Shares of Zweig Government Fund at December 31, 1995 was 4.27% and 4.03%, respectively.

            AVERAGE ANNUAL TOTAL RETURN. Total return represents the average annual compounded rate of return on an investment of $1,000 at the maximum public offering price (in the case of Class A Shares) or reflecting the deduction of any applicable CDSC. All data are based on past investment results.

Average annual total return for a given period is computed by finding the average annual compounded rate of return over the period that would equate the initial amount invested to the ending redeemable value, according to the following formula: P(1 + T)n = ERV

        Where:
    P = a  hypothetical  initial  investment in the Series of $1,000
    T = average annual total return
    n = number of years in period
    ERV = ending redeemable value, at the end of the period, of a hypothetical $1,000 investment in the Series made at the beginning of the period.

      The average annual total return for the Class A, Class B and Class C Shares of each of the Series for the one and five year periods ended December 31, 1996 and for the periods from commencement of operations to December 31, 1996 (including the effect of the maximum sales charge) is as follows:

AVERAGE ANNUAL TOTAL RETURNS

   Class A Shares                                       Yr Ended        Five Yrs Ended        Commencement of Operations
                                                        12/31/96          12/31/96               to 12/31/96
   Zweig Appreciation Fund                                +9.1%                +10.7%                   +11.5%*
   Zweig Strategy Fund                                    +6.8%                +10.8%                   +10.6%**
   Zweig Government Fund                                  -5.2%                 +3.9%                    +6.7%***
   Zweig Managed Assets                                   +3.8%                  N/A                     +7.2%****
   Zweig Growth & Income Fund                              N/A                   N/A                     -5.1%*****

    *For the period beginning October 7, 1991
   **For the period beginning December 29, 1989
  ***For the period beginning March 25, 1985
 ****For the period beginning February 8, 1993
*****For the period beginning November 26, 1996

                                                      Yr Ended                      Five Yrs Ended   Commencement of Operations
      Class B Shares                                  12/31/96                          12/31/96              to 12/31/96
     ---------------                                  -------------------------------------------------------------------
   Zweig Appreciation Fund                             N/A                                N/A                  +5.5%*
   Zweig Strategy Fund                                 N/A                                N/A                  +2.5%*
   Zweig Government Fund                               N/A                                N/A                  -1.1%*
   Zweig Managed Assets                                N/A                                N/A                  +3.7%*
   Zweig Growth & Income Fund                          N/A                                N/A                  -4.7%**

        * For the period beginning April 8, 1996 (commencement of offering of Class B Shares)
       **  For  the  period   beginning   November  26,  1996 (commencement of
       operations)

     Class C Shares                                     Year Ended        Five Years Ended        Commencement  to
                                                         12/31/96             12/31/96                12/31/96
   Zweig Appreciation Fund                               +13.1%                  N/A                   +10.8%*
   Zweig Strategy Fund                                   +10.8%                  N/A                   +11.3%*
   Zweig Government Fund                                  -2.1%                  N/A                    +4.9%*
   Zweig Managed Assets                                   +7.7%                  N/A                    +8.0%**
   Zweig Growth & Income Fund                              N/A                   N/A                    -0.8%***

    *For the period beginning February 3, 1992 (commencement of offering of Class C shares).

    **For the period beginning February 8, 1993 (commencement of operations).

   ***For the period beginning November 26, 1996 (commencement of operations).

      The investment results of the Class A, Class B and Class C Shares of a Series will tend to fluctuate over time, so that historical yields, current distributions and total returns should not be considered representations of what an investment may earn in any future period. Actual dividends will tend to reflect changes in market yields, and will also depend upon the level of a Class' or Series' expenses, realized or unrealized investment gains and losses, and the results of such Series' investment policies. Thus, at any point in time, investment yields, current distributions or total returns may be either higher or lower than past results, and there is no assurance that any historical performance record will continue.

      The Trust or a Series also may include in its advertisements data from Age Wave, Inc.; the American Association of Retired Persons; BARRON'S; BUSINESS WEEK; CDA/Wiesenberger Investment Companies Service; Dalbar Surveys; DONOGHUE'S

MONEY FUND REPORT; FINANCIAL PLANNING; FINANCIAL WORLD; FORBES ; FORTUNE; FUNDSCOPE, HULBERT FINANCIAL DIGEST; Ibbotson Associates; INDIVIDUAL INVESTOR; INVESTMENT ADVISOR; INVESTORS BUSINESS DAILY; THE LISCIO REPORT; Lipper
Analytical Services, Inc.; Micropal Inc.; MONEY; MORNINGSTAR MUTUAL FUNDS; MUTUAL FUND FORECASTER; MUTUAL FUNDS MAGAZINE; The National Center for Education Statistics; THE NEW YORK TIMES; The Philatelic Foundation; SMART MONEY; USA TODAY; U.S. NEWS & WORLD REPORT; THE WALL STREET JOURNAL; WORTH and other industry publications.

REGISTRATION STATEMENT
      This Statement of Additional Information and the Prospectus do not contain all the information included in the Registration Statement filed with the Commission under the 1933 Act with respect to the securities offered by the Prospectus. The Registration Statement, including the exhibits filed therewith, may be examined at the office of the Commission in Washington, D.C.
      Statements contained in this Statement of Additional Information and the Prospectus as to the contents of any contract or other document are not complete and, in each instance, reference is made to the copy of such contract or other document filed as an exhibit to the Registration Statement of which this Statement of Additional Information and the Prospectus form a part, each such statement being qualified in all respects by such reference.

FINANCIAL STATEMENTS
      The audited financial statements of the Trust for the year ended December 31, 1996 and the report of the Trust's independent accountants in connection therewith, are included in the 1996 Annual Report to Shareholders of the Trust, which is incorporated by reference into this Statement of Additional
Information.    Copies of the 1996 Annual Report  are available upon request, without charge, by calling 1-800-272-2700.

APPENDIX I
CORPORATE BOND RATINGS
Description of Moody's Corporate Bond Ratings:
      Aaa Bonds which are rated Aaa are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as gilt-edge. Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.
      Aa Bonds which are rated Aa are judged to be of high quality by all standards. Together with the Aaa group they comprise what are generally known as high grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long-term risks appear somewhat larger than in Aaa securities.
      A Bonds which are rated A possess many favorable investment attributes and are to be considered as upper medium grade obligations. Factors giving security to principal and interest are considered adequate, but elements may be present which suggest a susceptibility to impairment sometime in the future.
      Baa Bonds which are rated Baa are considered as medium grade obligations, i.e., they are neither highly protected nor poorly secured. Interest payments and principal security appear adequate for the present, but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.
      Ba Bonds which are rated Ba are judged to have speculative elements; their future cannot be considered as well-assured. Often the protection of interest and principal payments may be very moderate, and thereby not well safeguarded during both good and bad times over the future. Uncertainty of position characterizes bonds in this class.
      B Bonds which are rated B generally lack characteristics of the desirable investment. Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small.
      Caa Bonds which are rated Caa are of poor standing. Such issues may be in default or there may be present elements of danger with respect to principal or interest.

Description of S&P Corporate Bond Ratings:
      AAA Bonds rated AAA have the highest rating assigned by Standard & Poor's to a debt obligation. Capacity to pay interest and repay principal is extremely strong.
      AA Bonds rated AA have a strong capacity to pay interest and repay principal and differ from the highest rated issues only in small degrees.
      A Bonds rated A have a strong capacity to pay interest and repay principal although they are somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than bonds in higher rated categories.
      BBB Bonds rated BBB are regarded as having an adequate capacity to pay interest and repay principal. Whereas they normally exhibit adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal for bonds in this category than for bonds in higher rated categories.
      BB, B, CCC Bonds rated BB, B or CCC are regarded, on balance, as predominantly speculative with respect to capacity to pay interest and repay principal in accordance with the terms of the obligation. BB indicates the lowest degree of speculation and CCC a higher degree of speculation. While such debt will likely have some quality and protective characteristics, these are outweighed by large uncertainties or major risk exposures to adverse conditions.
      Bonds rated BBB or lower by S&P and Bonds rated Baa or less by Moody's (non-investment grade securities) are considered to be speculative in nature. Non-investment grade securities will generally be less sensitive to interest rate changes than investment grade securities (those rated A or higher by S&P and BBB or higher by Moody's) but will be more sensitive to adverse economic changes or specific corporate developments. The liquidity risk of non-investment grade securities will be higher than investment grade securities and their value will be more difficult to ascertain due to the lack of an established secondary market. These securities may also be adversely affected by new laws or proposed new laws on the high yield market (e.g., tax proposals).

COMMERCIAL  PAPER RATINGS
Description of Moody's Commercial Paper Ratings:
      The rating Prime-1 is the highest commercial paper rating assigned by Moody's. Among the factors considered by Moody's in assigning ratings are the following: (1) evaluation of the management of the issuer; (2) economic evaluation of the issuer's industry or industries and an appraisal of speculative type risks which may be inherent in certain areas; (3) evaluation of the issuer's products in relation to competition and customer acceptance; (4) liquidity; (5) amount and quality of long-term debt; (6) trend of earnings over a period of ten years; (7) financial strength of a parent company and the relationships which exist with the issuer; and (8) recognition by the management of obligations which may be present or may arise as a result of public interest questions and preparations to meet obligations.

Description of S&P's Commercial Paper Ratings:
       Commercial  paper  rated  A-1 by S&P  has the  following characteristics:
Liquidity ratios are adequate to meet cash requirements: long-term senior debt is rated A or better, the issuer has access to at least two additional channels of borrowing; and basic earnings and cash flow have an upward trend with allowance made for unusual circumstances. Typically, the issuer's industry is well established and the issuer has a strong position in the industry. The reliability and quality of management are unquestioned. Relative strength or weakness of the above factors determines whether the issuer's commercial paper is rated A-1, A-2 or A-3.

                          [Zweig Cash Fund Prospectus]
                                     ARTWORK

                        ZWEIG CASH FUND is a professionally managed money market fund that seeks high current income consistent with liquidity and preservation of capital. The fund invests in short-term securities issued or guaranteed as to the payment of principal and interest by the United States Government, its agencies or instrumentalities, and repurchase agreements with respect to such securities. Shares of the fund are sold at net asset value.

                        The fund is one of six different funds, or series, of Zweig Series Trust. Each fund has its own investment objectives and policies and each offers different classes of shares. THIS PROSPECTUS DESCRIBES CLASS M SHARES OF ZWEIG CASH FUND. Class A Shares, Class B Shares, Class C Shares and Class I Shares of the fund are described in a separate prospectus, which includes a description of the other series of the Trust.

                        Zweig/Glaser Advisers selects and manages the fund's investments. Zweig Securities Corp. is the principal distributor of the fund's shares.

                        SHARES OF THE FUND ARE NOT DEPOSITS OR OBLIGATIONS OF, OR GUARANTEED, ENDORSED OR INSURED BY, THE U.S. GOVERNMENT, ANY BANK, THE FEDERAL DEPOSIT INSURANCE CORP., THE FEDERAL RESERVE BOARD, OR ANY OTHER AGENCY, ENTITY, OR PERSON. THE ZWEIG CASH FUND SEEKS TO MAINTAIN A STABLE SHARE PRICE OF $1.00. THERE CAN BE NO ASSURANCE THAT THE FUND WILL MEET THIS GOAL.

                        This prospectus contains important information that you should know before investing. Please keep it for future reference. A Statement of Additional Information (SAI) dated May 1, 1997, has been filed with the Securities and Exchange Commission. The SAI is incorporated by reference into this prospectus. You can obtain a copy without charge by calling 1-800-272-2700.

                        THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION, NOR HAS THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

Zweig Series Trust
900 Third Avenue
New York, NY 10022
1-800-272-2700

                              P R O S P E C T U S
                                  MAY 1, 1997

FEE TABLE

                        We've provided the following table to help you understand the expenses of investing in the Zweig Cash Fund. Mutual fund investors bear two types of expenses: transaction expenses and operating expenses. You pay transaction expenses when you buy shares in a fund. The fund as a whole pays operating expenses, which reduce the fund's annual return to you.

                                                                    Zweig Cash Fund
                                               Class M         Class A           Class B          Class C        Class I
                                               -------         -------           -------          -------       ---------
SHAREHOLDER TRANSACTION EXPENSES
    Maximum Sales Charge
     (as % of Offering Price)                     0%               0%               0%                 0%             0%
    Contingent Deferred Sales Charge
     (CDSC)(1)
                                                  0%               0%            5.00%              1.25%             0%
ANNUAL OPERATING EXPENSES
    (as % of average net assets)
    Management Fees
      (after expense reimbursement)            0.18%               -%               -%                 -%          0.12%
    Rule 12b-1 Fees (2)                        0.05%            0.30%            1.00%              0.30%             0%
    Other Expenses
      (after expense reimbursement)            0.17%            0.35%            0.35%              0.35%          0.23%
                                              -----            -----            -----              -----          -----
    Total  Fund Operating Expenses
      (after expense reimbursement)            0.40%*           0.65%*           1.35%*             0.65%*         0.35%*
                                             ======           ======           ======             ======         ======

* The Manager has voluntarily undertaken to limit the expenses of Zweig Cash Fund (exclusive of taxes, interest, brokerage commissions, Rule 12b-1 fees and extraordinary expenses) until April 30, 1998 to 0.35% of its average net assets. The Management Fees noted above, without reimbursement, would be 0.50% for each Class, Other Expenses would be as shown above for Class M Shares and Class I Shares, 0.51% for Class A Shares and 0.45% for Class B Shares and Class C Shares, and Total Fund Operating Expenses would be 0.72% for Class M Shares, 1.31% for Class A Shares, 1.95% for Class B Shares, 1.25% for Class C Shares and 0.73% for Class I Shares.

(1) The CDSC on Class C Shares applies only if redemption occurs within one year from purchase. The maximum CDSC is imposed on Class B Shares redeemed in the first year; for shares held longer than one year, the CDSC declines over the succeeding six years to zero.
(2) The Rule 12b-1 distribution plan for Class M Shares is described under "THE DISTRIBUTOR". A separate Rule 12b-1 plan for Class A, Class B and Class C Shares provides for a 0.25% Service Fee, 100% of which is reallocated to National Association of Securities Dealers, Inc. (NASD) member firms for continuous personal service by such members to investors in the Trust, such as responding to shareholder inquiries, quoting net asset values, providing
            current  marketing materials  and   attending  to  other
            shareholder   matters.   The Distributor  retains  0.05% of the
            asset  based  sales  charge  also included in the Rule 12b-1 Fees.

            Examples -- The table below is based on operating expenses for the last fiscal year. THE TABLE DOES NOT REPRESENT FUTURE EXPENSE LEVELS, WHICH MAY BE GREATER OR LESS THAN THOSE SHOWN. Federal regulations require the examples to assume a 5% annual return, but actual annual returns have varied as shown in the column headed "Total Return" in the table on the following page.

                            Example: You would pay the following expenses on a $1000 investment assuming (1) 5% annual return and (2) redemption at the end of each time period:
--------------------------- ------------- ------------ ----------- ------------
                                 1             3           5           10
                                Year         Years       Years        Years
--------------------------- ------------- ------------ ----------- ------------
Class M Shares                 $    4      $   13       $   22      $   51
Class A Shares                      7          21           36          81
Class B Shares                     64          73           94         134
Class C Shares                     19          21           36          81
Class I Shares                      4          11           20          44
--------------------------- ------------- ------------ ----------- ------------

                           Example: You would pay the following expenses on a $1000 investment assuming (1) 5% annual return and
                           (2) no redemption:
-------------------------- ------------- ------------ ------------ -----------
                                 1            3            5           10
                               Year         Years        Years        Years
-------------------------- ------------- ------------ ------------ -----------
Class M Shares                 $  4        $   13        $  22        $   51
Class A Shares                    7            21           36            81
Class B Shares                   14            43           74           134
Class C Shares                    7            21           36            81
Class I Shares                    4            11           20            44
-------------------------- ------------- ------------ ------------ -----------


Financial Highlights

                        The following table sets forth financial history for a share of each class of Zweig Cash Fund. Data for Class M Shares of Zweig Cash Fund prior to May 1, 1994, is from Zweig Cash Fund Inc., its predecessor by merger.

                        Coopers & Lybrand L.L.P., the fund's independent accountants, has audited this information. Their report for each of the last five years is included in the 1996 Annual Report of Zweig Series Trust. The report is available upon request and is incorporated by reference into the Statement of Additional Information.

                                                                                           Ratios to
                                                                                            Average
                                                                                           Net Assets
          Net                                                                             -------------
         Asset                              Dividends
         Value        Net     Total from    from Net              Net Asset                         Net         Net Assets
Year   Beginning  Investment  Investment   Investment    Total    Value End   Total               Investment    End of Year
Ended   of Year     Income    Operations     Income    Dividends  of Year     Return   Expenses    Income     (in thousands)
-----   --------    ------    ----------   ----------  ---------  ----------  ------   --------    ------     --------------
ZWEIG CASH FUND CLASS M(1)
1996     $1.00      $0.05       $0.05        $(0.05)    $(0.05)     $1.00      5.09%      0.40%      4.98%       $45,271
1995      1.00       0.05        0.05         (0.05)     (0.05)      1.00      5.32       0.64       5.20         48,515
1994      1.00       0.04        0.04         (0.04)     (0.04)      1.00      3.67       0.70       3.58         78,149
1993      1.00       0.03        0.03         (0.03)     (0.03)      1.00      2.86       0.70       2.83         92,471
1992      1.00       0.03        0.03         (0.03)     (0.03)      1.00      3.40       0.70       3.35        145,169
1991      1.00       0.06        0.06         (0.06)     (0.06)      1.00      5.63       0.66       5.63        126,019
1990      1.00       0.07        0.07         (0.07)     (0.07)      1.00      7.53       0.72       7.27        189,943
1989      1.00       0.08        0.08         (0.08)     (0.08)      1.00      8.53       0.77       8.24        163,288
1988      1.00       0.07        0.07         (0.07)     (0.07)      1.00      7.16       0.63       6.93        291,836
1987      1.00       0.06        0.06         (0.06)     (0.06)      1.00      6.08       0.65       5.89        332,773

ZWEIG CASH FUND CLASS A(4)
1996(2)   1.00       0.05        0.05         (0.05)     (0.05)      1.00      4.83       0.65       4.73          3,360
1995(3)   1.00       0.05        0.05         (0.05)     (0.05)      1.00      5.08       0.87       4.97          3,661
1994      1.00       0.03        0.03         (0.03)     (0.03)      1.00      2.55*      0.62*      2.52*         4,303


ZWEIG CASH FUND CLASS B(5)
1996(2)   1.00       0.03        0.03         (0.03)     (0.03)      1.00      3.03*      1.35**     4.03**           33

ZWEIG CASH FUND CLASS C(4)
1996(2)   1.00       0.05        0.05         (0.05)     (0.05)      1.00      4.83       0.65       4.73          4,535

1995(3)   1.00       0.05        0.05         (0.05)     (0.05)      1.00      5.08       0.87       4.97          4,458
1994      1.00       0.03        0.03         (0.03)     (0.03)      1.00      2.55*      0.61*      2.52*         5,040
ZWEIG CASH FUND CLASS I(6)
 1996(2)  1.00       0.01        0.01         (0.01)     (0.01)      1.00      0.80*      0.35**     5.03**        1,401

(1) During 1996, 1995, 1994, 1993, 1992 and 1991, the manager voluntarily reimbursed Zweig Cash Fund Class M $.003, $.001, $.002, $.001, $.002 and $.001 per share (0.32%, 0.10%, 0.15%,
    0.08%, 0.15% and 0.15% ratio of expenses to average net assets), respectively.
(2) During 1996, the manager voluntarily reimbursed Zweig Cash Fund Class A, Class B, Class C and Class I $.007, $.007, $.006 and $.004 per share (0.66%, 0.60%, 0.60% and 0.60% ratio of expenses to average net assets), respectively.
(3) During 1995, the manager voluntarily reimbursed Zweig Cash Fund Class A and Class C $.005 and $.003 per share (0.47% and 0.28% ratio of expenses to average net assets), respectively.
(4) Commenced operations on May 1, 1994.
(5) Commenced operations on April 8, 1996.
(6) Commenced operations on November 1, 1996.

*   Not Annualized
**  Annualized

ZWEIG CASH FUND IS A CONVENIENT WAY TO INVEST IDLE CASH IN A MONEY MARKET FUND THAT INVESTS IN SHORT-TERM SECURITIES ISSUED OR GUARANTEED AS TO THE PAYMENT OF PRINCIPAL AND INTEREST BY THE U.S. GOVERNMENT, ITS AGENCIES OR INSTRUMENTALITIES, AND REPURCHASE AGREEMENTS WITH RESPECT TO SUCH OBLIGATIONS. THE FUND IS A SERIES OF ZWEIG SERIES TRUST.

The fund seeks high current income consistent with maintaining liquidity and preserving capital. The goal of the fund is to maintain a stable share price of $1.00.

INVESTMENTS AND RISK FACTORS

        The fund invests in short-term securities issued or guaranteed as to the payment of principal and interest by the United States Government, its agencies or instrumentalities and repurchase agreements with respect to such securities. Not all U.S. Government securities are backed by the full faith and credit of the United States. Some are supported only by the credit of the agency or instrumentality that issued them. Obligations of the U.S. Government and its agencies and instrumentalities are considered to have the lowest risk of default, but they are subject to other risks, including those related to changes in interest rate levels. The value of debt securities, including those held by the fund, varies inversely with changes in interest rate levels.

        U.S. Government agencies and instrumentalities include: Bank for Cooperatives, Export-Import Bank of the U.S., Farmers Home Administration, Federal Financing Bank, Federal Home Loan Banks, Federal Home Loan Mortgage Corp., Federal Housing Administration, Federal Intermediate Credit Banks, Federal Land Banks, Federal National Mortgage Association, Government National Mortgage Association, Resolution Funding Corp., Student Loan Marketing Association, Tennessee Valley Authority and the U.S. Postal Service.

        Repurchase agreements are arrangements by which the fund buys a security at one price and at the same time agrees to sell the security back to the seller at a higher price, usually on the next business day. Repurchase agreements offer a means of generating income from excess cash that the fund might otherwise hold. Delays in payment or losses may result if the other party to the agreement defaults or becomes bankrupt. The fund will enter into repurchase agreements only with member banks of the Federal Reserve System or primary dealers in U.S. Government securities. The fund's repurchase agreements must be fully backed by collateral (U.S. Government securities) that is marked to market, or priced, each day.

        The fund may purchase a security on a when-issued or delayed-delivery basis, i.e., with delivery and payment deferred to a future date. The money to purchase such securities will be invested in other securities until the fund receives delivery. This could increase the possibility that the fund's net asset value might be affected by changes in interest rates.

        Although it has not used these practices in the past, the fund may lend its securities to other financial institutions to earn income, borrow money for temporary purposes, and invest up to 10% of its net assets in illiquid securities, such as repurchase agreements maturing in more than seven days. The fund's investment objective and these practices can be changed only by vote of a majority of the outstanding shares of the fund. A majority for this purpose is defined as the lesser of: (a) 67% of the shares represented at a meeting if at least 50% of all shares are represented; or (b) more than 50% of all outstanding shares.

        THE STATEMENT OF ADDITIONAL INFORMATION HAS FURTHER DETAILS ABOUT THE INVESTMENTS AND POLICIES OF THE FUND. AS WITH ANY MUTUAL FUND, THERE IS NO ASSURANCE THAT THE FUND'S OBJECTIVE WILL BE ACHIEVED.

NET ASSET VALUE, DISTRIBUTIONS AND TAXESNET ASSET VALUE, DISTRIBUTIONS AND TAXES

        NET ASSET VALUE. The net asset value of each class of shares is determined as of 2:00 P.M. New York time and as of the close of regular trading on the New York Stock Exchange ("NYSE") on each day the NYSE is open for trading. The non-class specific liabilities of the fund are subtracted from the fund's assets to determine its total net assets. Each class's
proportionate  interest  in the  fund's  net  assets  is determined.   The
liabilities   attributable  to  that  class,   including  its distribution fees,
are then deducted and the resulting amount is divided by the number of shares of that class outstanding to produce its net asset value per share. The fund attempts to stabilize its share price at $1.00 and uses the amortized cost method of valuing its investments.

        DISTRIBUTIONS AND TAXES. The fund intends to qualify as a regulated investment company for federal income tax purposes and to distribute to its shareholders all income and net capital gains so as to be relieved of federal taxes. The fund declares dividends at 2:00 P.M. New York time on each day the NYSE is open of all its net income, including: accrued interest, earned discounts, and realized gains and losses, less amortized premiums and accrued expenses. Dividends are declared separately for each class of shares. Dividends are reinvested at net asset value on the last business day of each month unless a shareholder elects to receive distributions in cash. Distributions of income and short-term capital gains are taxable as dividends when paid, whether taken in cash or reinvested (the fund does not expect to realize any long-term capital gains). By January 31 of each year, we will send you a statement showing the tax status of your distributions for the prior year. The foregoing is a summary of certain federal income tax consequences. Be sure to consult your own tax adviser to determine the precise effect on your particular tax situation, as well as any state and local tax consequences.

HOW TO BUY SHARES

        Class M shares of the fund are sold at net asset value without a sales charge. You can buy shares directly from the fund's transfer agent, through an investment professional, or automatically through a regular investment plan. The minimum initial investment is $10,000 except for service organizations whose clients have made aggregate minimum purchases of $1,000,000, the minimum is $1,000. There is no minimum amount for additional investments. Purchase orders received by the transfer agent by 2:00 P.M. New York time become effective and earn dividends that day provided payment is received in Federal funds by 4:00 P.M. New York time. We reserve the right to change or waive minimums or to refuse any order.

        BUYING SHARES FROM AN INVESTMENT DEALER. If you invest through a broker, bank or other institution, that firm or institution may have its own service features and/or fees. If you wish us to refer you to an investment professional, call us at 1-800-272-2700. Investment professionals receive compensation for providing investment advice, and such compensation differs for selling shares of different classes of the Zweig Mutual Funds.

        AUTOMATICALLY  THROUGH  SWEEP  PROGRAMS.   Customers  of participating
securities dealers and banks may participate in sweep programs by which an account with the dealer or bank is coordinated with an account in the fund. Purchases and sales are made by the participating securities dealer or bank as agent of their customer. For further information about the sweep program, see the Statement of Additional Information or call us at 1-800-272-2700.

        BUYING SHARES THROUGH THE TRANSFER AGENT. Send a letter to the transfer agent directing that Zweig Cash Fund Class M Shares are to be purchased with your check. The address is: Zweig Cash Fund c/o State Street Bank & Trust Company, P.O. Box 8505, Boston, MA 02266-8505. Make your check payable to State Street Bank & Trust Company or Zweig Cash Fund. Third party checks (i.e. any checks which are not made payable to the order of State Street Bank & Trust Company or Zweig Cash Fund) will not be accepted. You may deliver your order by courier or overnight mail to State Street's offices at: 2 Heritage Drive (3rd floor), North Quincy, MA 02171, Attention: Zweig Mutual Funds. You also may wire your order with Federal funds. For wiring instructions, call the transfer agent at 1-800-628-0441.

        BUYING SHARES THROUGH AN INVESTMENT PLAN. You can invest in the fund through an automatic investment plan. For further details, call us at 1-800-272-2700.

HOW TO REDEEM SHARES

        You can redeem your shares at net asset value on any day the NYSE is open for trading through the transfer agent if the shares are registered in your name, or through the investment dealer or institution through which you purchased your shares.

        THROUGH YOUR INVESTMENT DEALER. If your account has been established by your investment dealer or other institution, contact your investment professional, who will assist you with your redemption.

        THROUGH THE TRANSFER AGENT BY MAIL. If the shares are registered in your name, send a letter of instruction signed exactly as the shares are registered, with signature guarantees from an appropriate guarantor, and any certificates that represent the shares you wish to redeem. A signature guarantee is required whether or not certificates are involved. Mail the information to: Zweig Cash Fund c/o State Street Bank & Trust Company, P.O. Box 8505, Boston, MA 02266-8505. Appropriate signature guarantors include banks, savings associations, credit unions, member firms of a national securities exchange, municipal securities dealers and government
securities   dealers.   Redemption   instructions  by  corporate  and  fiduciary
shareholders also must be accompanied by appropriate documentation establishing the authority of the person seeking to act on behalf of the account. Call us at 1-800-272-2700 for more information.

        THROUGH THE TRANSFER AGENT BY TELEPHONE. The transfer agent must receive your instructions before 2:00 P.M. in order to redeem shares and remit proceeds that day. You may issue a telephone redemption request directly to the transfer agent at 1-800-628-0441 if (a) your account is registered for telephone/expedited redemption privileges, and (b) your shares are held at the transfer agent without certificates. If you designated a domestic bank on the Application Form when you opened your account, you may have redemption proceeds of $1,000 or more wired to that bank. Subsequent directions for wiring proceeds require a signature guarantee from an appropriate guarantor. The maximum amount that may be redeemed for joint accounts by telephone is $25,000. Neither the fund, the distributor, nor the transfer agent will be liable for any loss in acting on telephone instructions reasonably believed to be authentic. In the event of a fraudulent telephone redemption, the investor will bear the risk of loss. Because the fund may otherwise be
liable  for  any  losses  due  to   unauthorized   or  fraudulent instructions,
reasonable procedures are employed to confirm that instructions given by phone are genuine. These include requiring a form of personal identification from the caller and recording telephone instructions. For identification purposes, the transfer agent may require such information as it deems necessary before accepting redemption instructions.

        During periods of extremely drastic economic or market changes, it may become difficult to implement a telephone redemption. In the event that you have difficulty reaching the transfer agent at its toll-free number, you should consider sending written redemption instructions in the manner explained above. We reserve the right to refuse telephone redemption requests and to limit their amount or frequency. If, however, we determine not to accept a telephone redemption request, we will seek to advise you promptly of that decision and, to the extent feasible, will communicate that decision by telephone.

        THROUGH THE TRANSFER AGENT BY CHECK. You may establish a Check Service with State Street Bank and Trust Company. Checks must be in amounts of $500 or more. To obtain redemption checks, complete an application form which can be obtained by calling us at 1-800-272-2700. When a check is presented for payment, State Street will redeem full and fractional shares in your account to cover the amount of the check. State Street will not honor a check for less than $500 or for an amount exceeding the value of your account at the time the check is presented. We reserve the right to impose a service charge for check redemptions, stop payment orders and returned checks.

        AUTOMATICALLY THROUGH SWEEP PROGRAMS. See "HOW TO BUY SHARES" above.

        MINIMUM ACCOUNT SIZE. If your account balance falls below $10,000 as a result of redeeming shares, you may be given 60 days' notice to reestablish the minimum balance. If you do not increase your balance, we reserve the right to close your account and send the proceeds to you. We normally will not close a tax-deferred retirement plan account.

ORGANIZATION AND MANAGEMENT

        The Trust was established as a Massachusetts business trust on September 24, 1984 and reorganized as a Delaware business trust on April 30, 1996. The Trust is a mutual fund, or, in the technical terms of the Investment Company Act of 1940 (the 1940 Act) under which it is registered, an open-end, diversified management investment company. It has an unlimited number of shares of beneficial interest which, without shareholder approval, may be divided by the trustees into an unlimited number of classes and funds. The shares presently are divided into five classes of shares in the fund and four classes of shares in the five other funds. Voting rights are based on a shareholder's total dollar interest in a Series and are thus allocated in proportion to the value of each shareholder's investment. Shares vote together on matters that concern the entire Trust, or by individual fund or class when the Board of Trustees determines that the matter affects only the interests of a particular fund or class.

        The Board of Trustees directs the management of the business of the Trust. The Board has duties and responsibilities comparable to those of the boards of directors of corporations, not to those of trustees under customary trust principles. The trustees oversee the Trust's activities, elect the officers of the Trust who are responsible for its day-to-day operations, review contractual arrangements with the companies that provide services to the Trust, and review investment performance.

        THE MANAGER AND MANAGEMENT FEE. The fund's investments are managed by Zweig/Glaser Advisers, 900 Third Avenue, New York, NY 10022. The general partners of Zweig/Glaser Advisers are: Glaser Corp., a Delaware corporation controlled by Eugene J. Glaser, and Zweig Management Corp., a Delaware corporation controlled by Dr. Martin E. Zweig. The manager also makes recommendations with respect to the fund's business affairs, furnishes certain administrative services, office space and equipment, and permits its employees to serve as the officers of the Trust without additional compensation from the fund. All other expenses incurred in the operation of the fund are borne by the fund, including: interest, taxes, fees and commissions of every kind; expenses of issue, repurchase or redemption of shares; costs of registering or qualifying shares for sale (including printing costs, legal fees and other expenses relating to the preparation and filing of the Trust's registration statement with the appropriate regulatory authorities and the production and filing of the Trust's prospectus); costs of insurance; association membership dues; all charges of custodians, including fees as custodian, escrow agent, and fees for keeping books and performing portfolio valuations; all charges of transfer agents, registrars, pricing services, independent accountants and legal counsel; expenses of preparing, printing and distributing prospectuses and all proxy materials, reports and notices to shareholders; expenses of distribution of shares pursuant to the Rule 12b-1 Plan described below; out-of-pocket expenses of trustees; fees of trustees who are not "independent persons" as defined in the 1940 Act; and all other costs incident to the Trust's existence as a business trust. Zweig/Glaser Advisers' fee is equal to 0.50% of the fund's average daily net assets.

        THE DISTRIBUTOR. Zweig Securities Corp. serves as principal distributor of shares of the Zweig Mutual Funds. Class M Shares have a distribution sharing plan pursuant to Rule 12b-1 under the 1940 Act. The plan provides that the distributor may enter into service agreements with securities dealers, financial institutions, banks, and other industry professionals for distribution, promotion and administration and servicing investors in the fund's Class M Shares. Under the plan, the fund and the manager reimburse the distributor in equal shares for service payments to service organizations of up to 0.30% of the average daily net assets of the fund's Class M Shares. The plan also provides that the fund will pay up to an additional $100,000 per annum for
marketing  costs,   although  it  is  not anticipated that the fund will pay the full $100,000 during the present year.

PERFORMANCE INFORMATION

        Yield is a function of portfolio quality, maturity and composition, and operating expenses. Yields fluctuate and do not necessarily indicate future results. While yield information may be useful in reviewing the performance of the Fund, it may not provide a basis for comparison with bank deposits, other fixed rate instruments or other investment companies that may use a different method of calculating yield.

        Occasionally, the fund may advertise current yield or effective yield. Yield figures are based on historical earnings and are not intended to indicate future performance. Current yield refers to the income generated by an investment in the fund over a seven-day period specified in the advertisement. This income is assumed to be generated each week for 52 weeks. This 52-week income is then shown as a percentage of the investment. Effective yield is calculated similarly but, when annualized, the income earned is assumed to be reinvested. The effective yield will be slightly higher than the current yield because of the compounding effect of the assumed reinvestment. The fund also may include in advertising or marketing materials data from financial and other publications or from surveys that deal with mutual fund or investment statistics. The Statement of Additional Information lists some of such publications and sources of data.

                               INVESTMENT MANAGER
                              Zweig/Glaser Advisers
                                900 Third Avenue
                            New York, New York 10022

                                    CUSTODIAN
                              The Bank of New York
                                 48 Wall Street
                            New York, New York 10286

                    TRANSFER AGENT AND DIVIDEND PAYING AGENT
                       State Street Bank and Trust Company
                                  P.O. Box 8505
                        Boston, Massachusetts 02266-8505

                             INDEPENDENT ACCOUNTANTS
                            Coopers & Lybrand L.L.P.
                           1301 Avenue of the Americas
                            New York, New York 10019

                                     COUNSEL
                               Shearman & Sterling
                              599 Lexington Avenue
                            New York, New York 10022

                              PRINCIPAL DISTRIBUTOR
                             Zweig Securities Corp.
                                900 Third Avenue
                            New York, New York 10022

        NO  DEALER,   SALESPERSON   OR  OTHER  PERSON  HAS  BEEN AUTHORIZED TO
GIVE ANY INFORMATION OR TO MAKE ANY REPRESENTATIONS, OTHER THAN THOSE CONTAINED IN THIS PROSPECTUS, IN CONNECTION WITH THE OFFER CONTAINED IN THIS PROSPECTUS, AND, IF GIVEN OR MADE, SUCH OTHER INFORMATION OR REPRESENTATIONS MUST NOT BE RELIED UPON AS HAVING BEEN AUTHORIZED BY THE TRUST, THE INVESTMENT MANAGER OR THE DISTRIBUTOR. THIS PROSPECTUS DOES NOT CONSTITUTE AN OFFERING IN ANY STATE IN WHICH SUCH OFFERING MAY NOT LAWFULLY BE MADE.

                    TABLE OF CONTENTS

                                                    Page


Fee Table..............................................1

Financial Highlights.................................. 2

Investments and risk factors.......................... 4

Net asset value, distributions and taxes.............. 5

How to buy shares..................................... 5

How to redeem shares.................................. 6

Organization and management........................... 8

                               ZWEIG SERIES TRUST
                         ZWEIG CASH FUND Class M Shares
                     900 Third Avenue, New York, N.Y. 10022

STATEMENT OF ADDITIONAL INFORMATION

   ZWEIG CASH FUND (the "Fund"), a Series of Zweig Series Trust (the "Trust"), is a professionally managed money market fund which seeks high current income consistent with liquidity and preservation of capital. The Fund invests exclusively in short-term securities issued or guaranteed by the U.S.
Government, its agencies or instrumentalities and repurchase agreements with respect to such securities. The Fund issues its shares in five classes. This Statement of Additional Information describes Class M Shares of the Fund only and relates to the Prospectus describing such Class M Shares. Class M Shares currently have no exchange feature, and may not be exchanged for Class A, Class B, Class C and Class I Shares of the Fund, or shares of any other Series of the Trust.

          Zweig/Glaser Advisers (the "Manager") selects and manages the investments of the Fund and Zweig Securities Corp. (the "Distributor"), an affiliate of the Manager, is the principal distributor of the Fund.

          This Statement of Additional Information is not a prospectus. It should be read in conjunction with the Prospectus relating to the Class M Shares of the Fund, dated May 1, 1997, which can be obtained without cost by contacting your financial consultant or by calling or writing the Fund at the telephone number and address printed on this page. This Statement of Additional Information is intended to provide you with additional information regarding the activities and operations of the Fund.


                            Toll Free 1-800-272-2700


                                   May 1, 1997


--------------------------------------------------------------------------------

 TABLE OF CONTENTS                                                                                           Page
   INVESTMENT OBJECTIVE AND POLICIES...........................................................................2
   INVESTMENT RESTRICTIONS.....................................................................................2
   HOW TO PURCHASE AND REDEEM SHARES...........................................................................3
                 SWEEP  PROGRAMS...............................................................................3
                 CHECK SERVICE.................................................................................4
   RETIREMENT PLANS............................................................................................4
   NET ASSET VALUE AND TAXES...................................................................................4
                TAX STATUS ....................................................................................5
                TAXATION OF SHAREHOLDERS.......................................................................5
   TRUSTEES AND OFFICERS OF THE TRUST..........................................................................5
   CONTROL PERSONS AND PRINCIPAL HOLDERS OF SECURITIES.........................................................9
   INVESTMENT MANAGEMENT AND OTHER SERVICES....................................................................9
                THE MANAGEMENT AGREEMENT.......................................................................9
                THE DISTRIBUTOR AND DISTRIBUTION PLANS........................................................10
                CUSTODIAN, FUND  ACCOUNTING AGENT, TRANSFER AGENT AND DIVIDEND PAYING AGENT...................11
                INDEPENDENT ACCOUNTANTS.......................................................................11
                COUNSEL.......................................................................................11
   PORTFOLIO TRANSACTIONS.....................................................................................11
   YIELD AND PERFORMANCE INFORMATION..........................................................................11
   REGISTRATION STATEMENT.....................................................................................11
   FINANCIAL STATEMENTS.......................................................................................12

INVESTMENT OBJECTIVE AND POLICIES
   The Fund's investment objective is high current income consistent with liquidity and preservation of capital. The Fund's policies and permitted investments are described in the Prospectus under the heading "Investments and Risk Factors". There can be no assurance that the Fund's investment objective will be achieved.
   The Fund may invest in U.S. Government Obligations including U.S. Treasury issues, such as bills, certificates of indebtedness, notes and bonds, and issues of U.S. Government agencies and instrumentalities which are established under the authority of an act of Congress. Some of these securities, such as FHA debenture obligations, are supported by the full faith and credit of the U.S. Treasury; others, such as obligations of Federal Home Loan Banks, are supported by the right of the issuer to borrow from the U.S. Treasury; others, such as those of the Federal National Mortgage Association, are supported by the discretionary authority of the U.S. Government to purchase the agency's obligations; and still others, such as those of the Student Loan Marketing Association, are supported only by the credit of the instrumentality. The Fund will not invest in obligations of the International Bank for Reconstruction and Development (the World Bank), the Asian Development Bank, or the Inter-American Development Bank, or in FHA or VA pooled mortgages.
   As a general matter, the current value of debt securities held in the Fund varies inversely with changes in prevailing interest rates. If prevailing interest rates increase after a security is purchased, the value of the security will normally decline. Conversely, should prevailing interest rates decrease after a security is purchased, its market price will normally rise. However, these market fluctuations generally are not expected to result in any significant permanent change in value (or realized gains or losses) to the Fund because it invests primarily in short-term obligations and does not intend to dispose of the securities it purchases prior to their maturity unless, in the opinion of the Manager, it is in the best interest of the Fund to do so.
 The Fund also may enter into repurchase agreements with respect to obligations of the U.S. Government, its agencies or instrumentalities. Repurchase agreements may be considered loans to the seller collateralized by the underlying securities. The risk to the Fund is limited to the ability of the seller to pay the agreed-upon sum on the repurchase date; in the event of default, the repurchase agreement provides that the Series is entitled to sell the underlying collateral. If the value of the collateral declines after the agreement is entered into, however, and if the seller defaults under a repurchase agreement when the value of the underlying collateral is less than the repurchase price, the Fund could incur a loss of both principal and interest. The Manager monitors the value of the collateral at the time the transaction is entered into and at all times subsequent during the term of the repurchase agreement in an effort to determine that the value of the collateral always equals or exceeds the agreed-upon repurchase price to be paid to the Fund. If the seller were to be subject to a Federal bankruptcy proceeding, the ability of the Fund to liquidate the collateral could be delayed or impaired because of certain provisions of the bankruptcy laws.
 The Fund may, from time to time, loan its securities to brokers, dealers and financial institutions and receive collateral from the borrower in the form of U.S. Government obligations, which will be maintained at all times in an amount equal to at least 100% of the current market value of the loaned securities. The Fund, which retains the incidents of ownership of the loaned securities, continues to be entitled to the interest payable on the loaned securities and, in addition, receives interest on the amount of the loan at a rate negotiated with the borrower. The loans will be terminable by the Fund at any time and will not be made to the Manager or to any of its affiliates. The Fund may pay reasonable finder's fees to persons unaffiliated with it responsible for arranging the loans. In determining whether to loan securities to a particular broker/dealer or financial institution, the Manager will consider all relevant facts and circumstances, including the creditworthiness of the broker/ dealer or institution. The Fund will not enter into any securities lending agreement having a duration exceeding one year, and any security with a maturity longer than one year received as collateral for a particular loan will not become part of the Fund at the time of the loan or in the event the borrower defaults. The Fund has never loaned securities and the Fund has no current intention of doing so during the current year.

INVESTMENT RESTRICTIONS
   Zweig Cash Fund concentrates its investments in U.S. Government securities and issues of U.S. Government agencies and instrumentalities as set forth in its investment objective and has adopted certain restrictions and fundamental policies which cannot be changed without approval by the holders of a majority of the outstanding voting securities of the Fund as defined in the Investment Company Act of 1940, as amended (the "1940 Act") as the lesser of: (1) 67% or more of the Fund's voting securities present at a meeting of shareholders, if the holders of more than 50% of the Fund's outstanding voting securities are present in person or by proxy, or (2) more than 50% of the Fund's voting securities. However, these policies may also be modified by the Trustees, in their discretion, without shareholder approval, to the extent necessary to facilitate the implementation of a master-feeder structure for Zweig Cash Fund (I.E., a structure under which a particular Series acts as a feeder and invests all of its assets in a single pooled master fund with substantially the same investment objectives and policies). Pursuant to such restrictions and policies, except as stated above, the Fund may not:

   o  Purchase  common  stocks,   preferred  stocks,   warrants,   other  equity
      securities, state bonds, municipal bonds, industrial revenue bonds or corporate bonds or debentures;

   o Borrow money, except from banks for temporary purposes in an amount up to 10% of the value of its total assets. The Fund may only pledge its assets in an amount up to 10% of the value of its total assets, and then only to secure such borrowings. The Fund will borrow money only to accommodate requests to redeem shares to effect an orderly liquidation of portfolio securities or to clear securities transactions and not for leveraging purposes; accordingly, it is anticipated that any such borrowing will be repaid before additional investments are made. The Fund currently does not intend to borrow money to an extent exceeding 5% of its total assets. The Fund may not issue any securities which would be deemed to be senior securities in contravention of the 1940 Act;

   o With respect to 75% of the value of the Fund's total assets, invest more than 5% of the value of its total assets in the securities of any one issuer, except securities issued or guaranteed as to the payment of principal and interest by the U.S. Government, its agencies or instrumentalities;

   o  Sell securities short;

   o  Write or purchase put or call options;

   o  Underwrite the securities of other issuers;

   o Purchase or sell real estate, real estate investment trust securities, commodities or oil and gas interests;

  o Make loans to others, except that engaging in permissible activities specified in the Prospectus under the heading "Investments and Risk Factors" and in this Statement of Additional Information under the headings Investment Objective and Policies and Description of Permitted Investments shall not be viewed as loans for this purpose;

  o Invest more than an aggregate of 10% of the Fund's net assets (taken at current value) in repurchase agreements maturing in more than seven days and other illiquid investments (such as non-negotiable certificates of deposit, non-negotiable time deposits or other non-marketable securities);

  o   Invest in companies for the purpose of exercising control; or

  o Invest in securities of other investment companies, except as they may be acquired as part of a merger, consolidation or acquisition of assets.

   The foregoing percentage restrictions apply at the time an investment is made; a later increase or decrease in percentage may result from changes in values or the Fund's net assets but will not be deemed to result in an investment which is contrary to these restrictions.

HOW TO PURCHASE AND REDEEM SHARES
   Reference is made to the materials in the Prospectus under the headings "How to Buy Shares" and "How to Redeem Shares", which describe the methods of purchase and redemption of Fund shares. The following is additional information related to certain of those methods.
 SWEEP  PROGRAMS
   Class M Shares of the Fund may be purchased through certain participating securities dealers and/or banks (Institutions ) which have established sweep programs under which cash in their customers' accounts may be automatically invested in the Fund. The customers' rights under these programs are governed by the provisions of the particular Institution's program and the details of the programs vary. The description below, while generally followed, should be considered as illustrative of how such programs work, but may not be true of a particular program.
   Typically, in these programs each participating customer, pursuant to an agreement executed with a particular Institution, becomes the beneficial owner of specific shares of the Fund which may be purchased, redeemed and held by the Institution in accordance with the customer's instructions and may fully exercise all rights as a shareholder. The participating Institution holds shares registered in its name, as agent for the customer, on the books of the Fund. A statement regarding the customer's shares is generally supplied to the customer monthly, and confirmations of all transactions for the account of the customer normally are available to the customer promptly upon request. In addition, each customer is sent proxies, periodic reports and other information from the Trust with regard to the shares. The customer's shares are fully assignable and may be encumbered by the customer. The sweep agreement can be terminated by the customer at any time, without affecting beneficial ownership of the shares. In order to obtain the benefits of this service, a customer typically is required to maintain a minimum balance subject to a monthly maintenance fee, or a higher minimum balance for which no monthly fee would be imposed. In either case, a penalty fee is imposed if the minimum is not maintained. In general, the automatic investment in shares of the Fund occurs on the same day that withdrawals are made from the customer's account by the participating Institution, but there may be a greater time lag between the removal of funds from an account and their investment in shares of the Fund. Depending on the particular program of the participating Institution, the customer may or may not earn interest on the funds being swept during this lag.
   All agreements which relate to the service are with the participating Institution. Neither the Distributor nor the Fund is a party to any of those agreements and no part of the compensation received by the participating Institution flows to the Fund or to the Distributor or to any of their affiliates either directly or indirectly. Information concerning those programs and any related charges or fees is provided by the particular Institution prior to purchases of the Class M Shares. Any fees charged by a participating Institution effectively reduces the Fund's yield for those customers.

   If a participating bank were prohibited from offering the sweep program, it is expected that customers of the participating bank who seek to invest in the Fund would have to purchase and redeem shares directly through the Fund's transfer agent, State Street Bank and Trust Company ( State Street, or the transfer agent).
CHECK SERVICE
   An investor may request in writing that the Fund establish a check service ("Check Service") with State Street as agent to draw against the investor's Fund account. Upon receipt of such request, the Fund will provide checks ("Checks"). Checks may be made payable to the order of anyone in an amount of $500 or more. Class M Shares held under retirement plans or IRAs are not eligible for the Check Service. The Check Service is subject to State Street's customary rules and regulations governing checking accounts, and the Fund and State Street each reserve the right to change or suspend the Check Service. The Check Service may be discontinued at any time or for any investor. The Check Service does not create a checking or other bank account relationship between the shareholder and State Street, the Fund or the Distributor.

   When a Check is presented to State Street for payment, through normal banking channels, State Street, as the investor's agent, causes the Fund to redeem at the net asset value a sufficient number of full and fractional Class M Shares to cover the amount of the Check. If there is an insufficient number of shares in your account, the Check is marked insufficient funds and is returned unpaid to the presenting bank. Checks will only clear State Street if drawn against funds which have been invested for at least 15 days, except for wire investments. Cancelled (paid) Checks are returned to you; however, this practice may be discontinued in the future or a charge for such service may be imposed. By requesting the Check Service, you agree to indemnify and hold harmless State Street, the Fund, the Distributor and any of their agents from any liability for honoring Checks or for effecting or facilitating redemptions pursuant to the Check Service or for returning Checks which have not been accepted. The Check Service enables you to receive the daily dividends declared on the shares to be redeemed until the day that the Check is presented to State Street for payment. Since the aggregate amount in your account changes each day because of the daily dividend, you should not attempt to withdraw the full amount in your account by using the Check Service.

   The Fund reserves the right in its sole discretion to reject any purchase order in whole or in part for any reason that it deems sufficient and to change the minimum investment and subsequent purchases in the Fund.
   No stock certificates will be issued unless specifically requested in writing by an investor. Instead, an account will be established for each investor and all shares purchased or received, including those obtained through reinvestment of distributions, will be registered on the books of the Fund and credited to such account.
RETIREMENT PLANS
   Shares may be purchased in connection with all types of tax-deferred retirement plans. Shares of one or more Series of the Trust may be purchased in a single application establishing a single plan account.
NET ASSET VALUE AND TAXES
          The net asset value of the Class M Shares is determined at 2:00 P.M. New York time and as of the close of regular trading on the New York Stock Exchange ("NYSE"), on each day the NYSE is open. The NYSE is closed on the following holidays (or the weekdays on which these holidays are celebrated when they fall on a weekend): New Year's Day, President's Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving and Christmas. The Board of Trustees of the Trust (the "Board or "Board of Trustees") has determined that it is in the best interests of the Fund and its shareholders to seek to maintain a stable net asset value per share, and that the appropriate method for valuing portfolio securities of the Fund is the amortized cost method, provided that such method continues to fairly reflect the market-based net asset value per share. The Board shall continuously review this method of valuation and make changes that may be necessary to assure that the Fund's instruments are valued at their fair value as determined by the Board in good faith.
   The Board of Trustees has determined that the Fund will comply with the conditions of Rule 2a-7 under the 1940 Act regarding the amortized cost method of valuing portfolio securities. Under Rule 2a-7, the Board is obligated, as a particular responsibility within the overall duty of care owed to the Fund's shareholders, to establish procedures reasonably designed, taking into account current market conditions and the Fund's investment objectives, to stabilize the net asset value per share of the Fund for purposes of distribution and redemption, at $1.00 per share. These procedures include periodically monitoring, as the Board deems appropriate, at such intervals as are reasonable in light of current market conditions, the relationship between the net asset value per share based upon the amortized cost method of valuation and the net asset value per share based upon available indications of market value. The Board will consider what steps should be taken, if any, in the event of a difference of more than 1/2 of 1% between the amortized cost value and the market value per share. The Board will take such steps as it considers appropriate (e.g., redemption in kind, selling portfolio instruments prior to maturity to realize capital gains or losses, shortening the average portfolio maturity, withholding dividends, or utilizing a net asset value per share determined by using market quotations) to minimize any material dilution or other unfair results that might arise from differences between the net asset value per share based upon the amortized cost method of valuation and the net asset value per share based upon market value.

   Rule 2a-7 requires that a dollar-weighted average portfolio maturity of not more than 90 days, appropriate to the objective of maintaining a stable net asset value of $1.00 per share, be maintained, and precludes the purchase of any instrument with a remaining time to maturity of more than 397 calendar days. However, the underlying securities used as collateral for repurchase agreements are not subject to these restrictions, because a repurchase agreement is deemed to have a maturity equal to the period remaining until the date on which the repurchase of the underlying securities is deemed to occur. Should the disposition of a portfolio security result in a dollar-weighted average portfolio maturity of more than 90 days, the Fund will invest its available cash in a manner that will reduce such average maturity to 90 days or less as soon as reasonably practicable. Rule 2a-7 also requires the Fund to limit its investments to instruments that the Board determines present minimal credit risks and that have been given one of the two highest rating categories by nationally recognized statistical rating organizations, or, in the case of instruments that are not so rated, are of comparable quality as determined under procedures established by the Board.
   It is the normal practice of the Fund to hold portfolio securities to maturity and realize their par values, unless a prior sale or other disposition thereof is mandated by redemption requirements or other extraordinary circumstances. A debt security held to maturity is redeemable by its issuer at its principal amount plus accrued interest. Under the amortized cost method of valuation traditionally employed by institutions for valuation of money market instruments, neither the amount of daily income nor the net asset value is affected by any unrealized appreciation or depreciation of the portfolio. In periods of declining interest rates, the indicated daily yield on shares of the Fund (computed by dividing the annualized daily income on the Fund's portfolio by the net asset value computed as above) may tend to be higher than a similar computation made by utilizing a method of valuation based upon market prices and estimates. The Fund may, to a limited extent, engage in short-term trading to attempt to take advantage of short-term market variations, or may dispose of a portfolio security prior to its maturity if the Manager believes such disposition advisable, or necessary to generate cash to satisfy redemptions. In such cases, the Fund may realize a gain or loss.
  Class M Shares are entitled to dividends as declared by the Board and, on liquidation of the Fund, are entitled to receive their share of the net assets of the Fund. Shareholders have no preemptive rights. The Trust's fiscal year ends on December 31.
TAX STATUS
   The Fund will be treated as a separate corporation for purposes of the Internal Revenue Code of 1986, as amended (the "Code") (except for purposes of the definitional requirements for regulated investment companies under Code
Section 851(a)). The Fund intends to pay dividends representing its investment company taxable income within certain time periods specified in the Code and to meet certain other requirements in order to qualify as a regulated investment company under the Code. Since the Fund will distribute annually its investment company taxable income, net capital gains, and capital gain net income, it will not be subject to income or excise taxes otherwise applicable to undistributed income of a regulated investment company. If the Fund were to fail to distribute substantially all its income and gains, it would be subject to income tax and, in certain circumstances, a 4% excise tax.
TAXATION OF SHAREHOLDERS
   Dividends from net investment income and distributions from short-term capital gains are taxable to shareholders as ordinary income. Dividends from the Fund are not expected to qualify for the 70% dividends received deduction available to corporate shareholders, nor is it expected that there will be any long-term capital gains distributions.
   Individuals and certain other non-exempt payees will be subject to a 31% backup Federal withholding tax on dividends and other distributions from the Fund, if the Fund is not provided with the shareholder's correct taxpayer identification number and certification that the shareholder is not subject to such backup withholding, or if the Internal Revenue Service notifies the Fund that the shareholder has failed to report proper interest or dividends.

TRUSTEES AND OFFICERS OF THE TRUST
   The trustees and officers of the Trust and their business affiliations for the past five years are as follows:

Name, Address and Age      Position With the Trust              Principal Occupation During Past 5 Years
----------------------      -----------------------             ----------------------------------------

CLAIRE B. BENENSON          Trustee                              Consultant on Financial Conferences;  Director of The
870 U.N. Plaza                                                   Burnham Fund Inc. Former Director of Financial
New York, NY 10017                                               Conferences and Chairman,  Department  of Business and
(78)                                                             Financial  Affairs,  The New School for Social  Research,
                                                                 Former  President of the Money Marketeers of New York
                                                                 University,  Trustee of Simms  Global Fund and  Director of
                                                                 Zweig Cash Fund Inc.



                                        5


Name, Address and Age           Position With the Trust             Principal Occupation During Past 5 Years
-----------------------    ------------------------------------ ---------------------------------------------------------


RICHARD E. DEEMS            Trustee                             Director and Member of the Executive and Finance Committees
959 Eighth Avenue                                               and Chairman of the Audit Committee of The Hearst Corp.;
New York, NY 10019                                              Publishing Consultant to the Hearst Magazines Division of
(84)                                                            The Hearst Corp.; Director of The Burnham Fund Inc. and
                                                                Former Director of Zweig Cash Fund Inc.

S. LELAND DILL              Trustee                             Retired; Director of Coutts & Co. Trust Holdings Limited,
5070 North Ocean Dr.                                            Coutts & Co. Group, Coutts & Co. (USA) (private banking),
Singer Island, FL 33404                                         Trustee of BT Portfolios and BT Investment Funds.  Former
(66)                                                            partner of Peat Marwick Mitchell & Co. and Director of
                                                                Zweig Cash Fund Inc. and Vintners International Company,
                                                                Inc. (winery).




EUGENE J. GLASER*           Chairman,                           President of the Manager and President and Director of the
900 Third Avenue            Chief Executive Officer and Trustee Distributor; Director of The Zweig Fund, Inc.  Former
New York, NY 10022                                              Director of  Zweig Cash Fund Inc.
(56)



DONALD B. ROMANS            Trustee                             President of Romans & Company, (private investors and
233 East Wacker Dr.                                             financial consultants); Director of the Burnham Fund Inc.
Chicago, IL 60601                                               Former Consultant to and Executive Vice President and Chief
(65)                                                            Financial Officer of Bally Manufacturing Corporation, and
                                                                Director of  Zweig Cash Fund Inc.



MARTIN E. ZWEIG             President                           Chairman of the Manager; Chairman of the Board and President
900 Third Avenue                                                of The Zweig Total Return Fund, Inc. and The Zweig Fund,
New York, NY 10022                                              Inc.; President and Director of Zweig Total Return Advisors,
(54)                                                            Inc., Zweig Advisors Inc., Zweig-DiMenna International
                                                                Managers, Inc., and Zweig Securities Advisory Service Inc.;
                                                                Consultant to (former Co-Chairman of Research of) Avatar
                                                                Investors Associates Corp.;  Managing Director of the
                                                                Managing General Partner of Zweig-DiMenna Partners, L.P.
                                                                and Zweig-DiMenna Special Opportunities, L.P.; President and
                                                                Director of Gotham Advisors, Inc. and Euclid Advisors, Inc. ;
                                                                Member of the Undergraduate Executive Board of the Wharton School,
                                                                University of Pennsylvania.  Former  President of Zweig Cash
                                                                Fund Inc.and General Partner of Zweig Katzen Investors, L.P.


DAVID KATZEN                   Senior Vice President            Senior Vice President of the Manager; Vice President of
900 Third Avenue                                                Zweig Advisors, Inc.; Executive Vice President of Euclid
New York, NY 10022                                              Advisors, Inc.; Director of Quantitative Research at Avatar
(39)                                                            Investors Associates, Corp.;  Director of Equity Research
                                                                for Zweig Total Return Advisors, Inc.; and Research Director
                                                                of Zweig Advisors, Inc. Former Vice President of The Zweig
                                                                Fund, Inc. and ZZK Management, Inc.


                                        6


Name, Address and Age          Position With the Trust         Principal Occupation During Past 5 Years
-----------------------         -----------------------         ----------------------------------------

BARRY MANDINACH                 First Vice President            Executive Vice President of the Distributor and Senior Vice
900 Third Avenue                                                President of the Manager.
New York, NY 10022
(41)



CARLTON NEEL                   First Vice President             First Vice President of the Manager; Former Vice President
900 Third Avenue                                                of J.P. Morgan & Co., Inc.
New York, NY 10022
(29)


ALFRED J. RATCLIFFE            First Vice President, Treasurer, First Vice President of the Manager. Former Vice President
900 Third Avenue               Principal Accounting Officer     of The Bank of New York.
New York, NY  10022            and Assistant Secretary
(49)



CHARLES I. LEONE               First Vice President and         First Vice President and Chief Financial Officer of the
900 Third Avenue               Assistant Secretary              Manager and  First Vice President, Chief Financial Officer
New York, NY 10022                                              and Assistant Secretary of the Distributor.  Former
(35)                                                            Assistant Treasurer of Zweig Cash Fund Inc.





ANNEMARIE GILLY                Vice President                   First Vice President of the Manager and the Distributor.
900 Third Avenue                                                Former Vice President of Concord Financial Group and
New York, NY 10022                                              Executive Vice President and Chief Operating Officer of The
(45)                                                            Gabelli Equity Trust, Inc.




JEFFREY LAZAR                 Vice President                    Vice President and Treasuere of The Zweig Fund,
900 Third Avenue                                                and The Zweig Total Return Fund, Inc.; Vice President
New York, NY 10022                                              Treasurer and Secretary of Zweig Advisors, Inc. and Zweig
(37)                                                            Total Return Advisors, Inc.


BETH ABRAHAM                  Assistant Vice President          Assistant Vice President of The Manager.
900 Third Avenue                                                Former self-employed consultant to the mutual fund industry and
New York, NY 10022                                              Senior Compliance Examiner in the New York Regional Office of the
(40)                                                            U.S. Securities and Exchange Commission.


TOM DISBROW                   Assistant Vice President and      Assistant Vice President of the Manager
Assistant                     Treasurer
900 Third Avenue
New York, NY 10022
(31)


RHONDA LEE BERZNER            Assistant Vice                    Senior Research Analyst for Zweig/Glaser Advisers
900 Third Avenue              President
New York, NY 10022
(31)


                                        7



Name, Address and Age         Position With the Trust           Principal Occupation During Past 5 Years
-----------------------       ---------------------------       ---------------------------------------------
MARC BALTUCH                  Secretary                         First Vice President of the Manager;
900 Third Avenue                                                First Vice President, Director, Chief
New York, NY 10022                                              Compliance Officer and Secretary of the
(51)                                                            Distributor.; Director and Vice
                                                                President of Watermark Securities, Inc.
                                                                and Assistant Secretary of Gotham
                                                                Advisors, Inc., Zweig Total Return
                                                                Advisors, Inc. and Zweig Advisors.
                                                                Former Secretary of Zweig Cash Fund Inc.


*DESIGNATES A TRUSTEE WHO IS AN  INTERESTED PERSON  OF THE TRUST WITHIN THE
 MEANING OF THE 1940 ACT.

          Set forth below is a table showing the compensation of the Board of Trustees:


                                Aggregate Compensation           Total Compensation from the
     Name of Person, Position      from the Trust                Trust  Paid to the Trustees
    -------------------------  ------------------------         -------------------------------
Claire B. Benenson, Trustee             $17,000                            $17,000

Richard E. Deems, Trustee                17,000                             17,000

S. Leland Dill, Trustee                  17,000                             17,000

Eugene J. Glaser, Chairman,                   0                                  0
Chief Executive Officer
and Trustee

Donald B. Romans, Trustee                17,000                             17,000

   Those trustees and officers of the Trust who are affiliated with the Distributor or the Manager are not separately compensated for their services as trustees or officers of the Trust per year. The Trust pays each of its disinterested trustees a fee of $5,000 per year, plus $1,500 per meeting attended in-person ($500 per phone meeting) and reimburses their expenses for attendance at meetings, all of which is prorated on the basis of the assets of each Series, plus $1,000 for each Series per year. For the fiscal year ended December 31, 1996, the fees and expenses of disinterested trustees, as a group, were $69,749. As of January 31, 1997, except for Dr.
Zweig, the trustees and officers of the Trust, as a group, owned less than 1% of any Series of the Trust.
   Trustees may be removed at any meeting of shareholders by a vote of two-thirds of the outstanding shares of the Trust. Except as set forth above, the trustees shall continue to hold office and may appoint their successors.

CONTROL PERSONS AND PRINCIPAL HOLDERS OF SECURITIES

      As of January 31, 1997, to the Trust's knowledge, except for Dr. Martin E. Zweig (900 Third Avenue, New York, NY 10022) and members of his immediate family, who own 5.02% of Zweig Cash Fund Class M Shares (of which he has shared voting and investment power as to 1.51%, and disclaims beneficial ownership as to 0.15%), Gotham Advisors Inc. (900 Third Avenue, 30th Floor, New York, NY 10022-4728), which owned 7.33% of Zweig Cash Fund Class M Shares (sole dispositive and voting power), Prudential Securities f/b/o Roger Markle (100 Gold Street, New York, NY 10292-0001), which owned 5.15% of Zweig Cash Fund Class A Shares (sole dispositive and voting power), State Street Bank and Trust Company f/b/o Edwin H. Updike (P.O. Box 789, 125 Hart Road, Pisgah Forest, North Carolina 28768-0789), which owned 7.38% of Zweig Cash Fund Class A Shares (sole dispositive and voting power) and Prudential Securities f/b/o Stanley E. Coleby and Sharon E. Coleby (100 Gold Street, New York, NY 10292-001), which owned 7.69% of Zweig Cash Fund Class C Shares (sole dispositive and voting power), no person was the beneficial owner of 5% or more of the outstanding voting shares of any class of shares of any Series of the Trust.

INVESTMENT MANAGEMENT AND OTHER SERVICES
THE MANAGEMENT AGREEMENT

   The Trust and the Manager entered into an amended management agreement, dated April 29, 1994 (the "Management Agreement"), pursuant to which the Manager reviews the portfolio of securities and investments of each Series, and advises and assists each Series with respect to the selection, acquisition, holding or disposal of securities and makes recommendations with respect to other aspects and affairs of each Series. The Board of Trustees considered and approved the adoption of the Management Agreement with respect to the Fund at a meeting held on December 14, 1993. The initial shareholders of the Fund approved the Management Agreement on April 25, 1994. The continuance of the management agreement was last approved by the Trustees on June 26, 1996. The Manager also furnishes the Trust with certain administrative services, office space and equipment, and permits its officers and employees who may be elected trustees or officers of the Trust to serve in the capacities to which they are elected.
   The Management Agreement will continue in effect from year to year if specifically approved annually by a majority of the Board of Trustees who are not parties to such contract or interested persons of any such party. The Management Agreement may be terminated without penalty by either of the parties on 60 days' written notice and must terminate in the event of its assignment.

   The Management Agreement provides that the Manager is liable only for its acts or omissions caused by its willful misfeasance, bad faith, or gross negligence in the performance of its duties or reckless disregard of its obligations under the Management Agreement. The Management Agreement permits the Manager to render services to others and to engage in other activities.
   The Manager is paid a management fee equal to 0.50% per annum of the average daily net assets of the Fund. The Trust currently pays the Manager for its services pursuant to the Management Agreement a monthly fee at the annual rate of .60% of the average daily net assets of the Zweig Government Fund, .75% of the average daily net assets of Zweig Strategy Fund and Zweig Growth & Income Fund and 1.00% of the average daily net assets of Zweig Appreciation Fund and Zweig Managed Assets.

   The fee of a Series will be reduced, or the Manager will reimburse the Series (up to the amount of its fee), by an amount necessary to prevent the total expenses of the Series (excluding taxes, interest, brokerage commissions or transaction costs, certain distribution fees, certain custodial expenses and extraordinary expenses) from exceeding limits applicable to the Series in any state in which its shares then are qualified for sale. Currently, the most restrictive expense limitation is 2.5% of the first $30 million of a Series' net assets, 2% of the next $70 million of a Series' net assets and 1.5% of the remaining net assets. The expense limitation provision applies separately to each Series. From time to time, the Manager may make certain commitments which are more restrictive than any state-imposed limitation. In such a case, the Manager reserves the right to discontinue any such commitment. The Manager has voluntarily undertaken to limit expenses of the Fund (exclusive of taxes, interest, brokerage commissions and transaction costs, certain distribution fees described below and extraordinary expenses) until April 30, 1998 to 0.35% of its average net assets. These expense reimbursements, if any, are reconciled and paid on a monthly basis to the Trust.

   The Manager may draw upon the resources of the Distributor and its qualified affiliates in rendering its services to the Trust. The Distributor or its affiliates may provide the Manager (without charge to the Trust) with investment information and recommendations that may serve as the principal basis for investment decisions with respect to certain Series of the Trust.
   The Manager has adopted a Code of Ethics ( the "Code") that requires all persons subject to the Code to pre-clear any proposed non-exempt personal securities transaction. Permission for any proposed transaction will be granted provided it is determined that such would not negatively impact activity in client accounts. In the event that a client of the Manager's affiliates also owns such security, or its proposed that such client purchase such security, available investments or opportunities for sales will be allocated in a manner deemed to be equitable by the Manager.

THE DISTRIBUTOR AND DISTRIBUTION PLANS

   Pursuant to its Distribution Agreement with the Trust (the "Distribution Agreement"), Zweig Securities Corp. acts as distributor of the Trust's shares. The Trust has adopted a separate Rule 12b-1 Plan for the Class M Shares (the "Class M Plan"), which is described in the Prospectus under the heading "Organization and Management The distributor". The continuance and amendment of the Distribution Agreement was last approved by the Trustees on June 26, 1996.

   The Trust has also adopted a distribution plan for the Class A and Class C Shares and for the Class B Shares of each Series of the Trust (the "Class A and C and Class B Plans"), including the Class A and C and Class B Shares of the Fund, in accordance with Rule 12b-1 under the 1940 Act, to compensate the Distributor for the services it provides and for the expenses it bears under the Distribution Agreement. Each class of shares subject to the Class A and C and Class B Plans pays a service fee at the rate of 0.25% per annum of the daily average net assets of such class and a distribution fee based on average daily net assets at the following rates: for Class A Shares 0.05% per annum; for Class B Shares - 0.75% per annum and for Class C Shares - 0.05% per annum.
   A report of the amounts expended under the Class M Plan and the Class A and C and Class B Plans (collectively, the "Plans") must be made to the Board of Trustees and reviewed by the Board at least quarterly. In addition, the Plans provide that they may not be amended to increase materially the costs which the Trust may bear for distribution pursuant to the Plans without shareholder approval and that other material amendments to the Plans must be approved by a majority of the Board, including a majority of the Board who are neither interested persons of the Trust (as defined in the 1940 Act) nor have any direct or indirect financial interest in the operation of the Plans (the "Qualified Trustees"), by vote cast in person at a meeting called for the purpose of considering such amendments.
   The Plans are subject to annual approval by a majority of the Board of Trustees, including a majority of the Qualified Trustees, by vote cast in person at a meeting called for the purpose of voting on the Plans. The Plans are terminable at any time by vote of a majority of the Qualified Trustees or, with respect to any Class of a Series, by vote of a majority of the shares of such Class. Pursuant to the Plans, any new trustees who are not interested persons must be nominated by existing trustees who are not interested persons. If the Plans are terminated (or not renewed) with respect to one or more Classes of shares, they may continue in effect with respect to any Class or Series as to which they have not been terminated (or have been renewed).
   Because all amounts paid pursuant to the Plans are paid to the Distributor, the Distributor and its officers, directors and employees, all may be deemed to have a direct or indirect financial interest in the operation of the Plans. None of the Trustees who is not an interested person of the Trust has a direct or indirect financial interest in the operation of the Plans.
   Benefits from the Plans may accrue to the Trust and its shareholders from the growth in assets due to sales of shares to the public pursuant to the Plans. Increases in a Series' net assets from sales pursuant to its Plan may benefit shareholders by reducing per share expenses, permitting increased investment flexibility and diversification of the Series' assets, and facilitating economies of scale (e.g., block purchases) in the Series' securities transactions. Under their terms, the Plans will continue from year to year, provided that such continuance is approved annually by a vote of the Trustees in the manner described above.

   The continuance of the Plan was last approved by the Board of Trustees, including a majority of the Qualified Trustees, at a meeting held on June 26, 1996. The adoption of the Class M Plan was approved by the Board of Trustees at a meeting held on December 14, 1993, and was approved by the initial shareholders of the Class M Shares on April 25, 1994. Prior to approving the continuance of the Plan and the adoption of the Class M Plan, the Board requested and received from the Distributor all the information which it deemed necessary to arrive at an informed determination as to such continuance and adoption of the Plans. In making its determination to continue the Plan and adopt the Class M Plan, the Board considered, among other factors: (1) the Trust's experience under the Plan and the previous Rule 12b-1 Plan for the Class A Shares of the Trust, and whether such experience indicates that the Plans would operate as anticipated; (2) the benefits the Trust had obtained under the Plan and the previous Class A Rule 12b-1 Plan and would be likely to obtain under the Plans; (3) what services would be provided under the Plans by the Distributor to the Trust and its shareholders; and (4) the reasonableness of the fees to be paid to the Distributor for its services under the Plans. Based upon its review, the Board, including each of the Qualified Trustees, determined that the continuance of the Plan and the adoption of the Class M Plan would be in the best interest of the Trust, and that there was a reasonable likelihood that the Plans would benefit the Trust and its shareholders. In the Board's quarterly review of the Plans, they will consider their continued appropriateness and the level of compensation provided therein.

   The Board of Trustees has also adopted a Rule 18f-3 Multi-Class Share Plan permitting the issuance of shares in multiple classes.
   The Trust acknowledges that it has obtained its name by consent of Dr. Martin
E. Zweig and agrees that if (i) the Manager should cease to be the Trust's investment Manager or (ii) if Dr. Zweig should no longer be affiliated with the Manager, the Trust, upon request of Zweig Securities Corp. or Dr. Zweig, shall submit to the Trustees for their vote a proposal to delete the word Zweig from its name and cease to use the name Zweig Series Trust or any component or combination thereof or any name deceptively similar thereto, and indicate on all letterheads and other promotional material that the Manager is no longer the Trust's investment Manager or that Dr. Zweig is no longer affiliated with the Manager, as the case may be. The Trust has agreed that Dr. Zweig or Zweig Securities Corp. or any of its successors or assigns may use or permit the use of the word Zweig, alone or with any other words, for, by or in connection with any other entity or business, other than the Trust and its business, whether or not the same directly or indirectly competes or conflicts with the Trust or its business in any manner.
CUSTODIAN, FUND ACCOUNTING AGENT, TRANSFER AGENT AND DIVIDEND PAYING AGENT
   The Bank of New York, 48 Wall Street, New York, New York 10286 serves as custodian and fund accounting agent, and State Street Bank and Trust Company, P.O. Box 8505, Boston, Massachusetts 02260-8505, serves as the transfer agent and dividend paying agent for the Trust.
   For the convenience of shareholders, the transfer agent maintains in book account form the records of shares owned by Trust shareholders. Shareholders may request that the transfer agent issue to them certificates representing their ownership of Trust shares.
INDEPENDENT ACCOUNTANTS
   Coopers & Lybrand L.L.P., 1301 Avenue of the Americas, New York, New York 10019, serves as independent accountants for the Trust. In addition to reporting annually on the financial statements of the Trust, the Trust's accountants also review certain filings of the Trust with the Securities and Exchange Commission.
COUNSEL
   Shearman & Sterling, 599 Lexington Avenue, New York, New York 10022, is counsel to the Trust. The firm also acts as counsel to the Manager and the Distributor.

PORTFOLIO TRANSACTIONS
   The Manager places orders for the purchase and sale of securities for the Zweig Cash Fund. All of the Zweig Cash Fund's portfolio transactions are principal transactions with major dealers in money market instruments, on which no brokerage commission is paid. Purchases from or sales to dealers serving as market-makers include the spread between the bid and asked prices. Transactions are allocated to various dealers according to the best judgment of the Manager and in a manner deemed fair and reasonable to shareholders. The primary consideration is prompt and effective execution of orders at the most favorable price. Subject to this consideration, dealers who provide supplemental investment research, statistical or other services to the Manager may receive orders for transactions by the Fund. Information so received will enable the Manager to supplement its own research and analysis with the views and information of other securities firms. Such information may be useful and of value to the Manager in servicing other clients as well as the Trust; conversely, information obtained by the Manager in servicing other clients may be useful and of value to the Manager in servicing the Trust.

YIELD AND PERFORMANCE INFORMATION
   From time to time, the Trust determines a current yield and effective yield for the shares of the Fund. The Trust will include performance data for Class M Shares, Class A Shares, Class B Shares, Class C Shares and Class I Shares of the Fund in its advertisements, sales literature and other information distributed to the public that includes performance data of the Fund. For a further discussion of how the Trust calculates yield, see "Performance Information" in the Prospectus.
   The effective yield is an annualized yield based on a compounding of the unannualized base period return. These yields are each computed in accordance with a standard method prescribed by the rules of the Commission, by first determining the net change in account value for a hypothetical account having a share balance of one share at the beginning of a seven-day period (the beginning account value ). The net change in account value equals the value of additional shares purchased with dividends from the original share and dividends declared on both the original share and any such additional shares. The unannualized base period return equals the net change in account value divided by the beginning account value. Realized gains or losses or changes in unrealized appreciation or depreciation are not taken into account in determining the net change in account value.
   The yields are then calculated as follows
          Current Yield  =   Net Change in Account Value      X     365
                             ---------------------------           -----
                              Beginning Account Value                 7
          Effective Yield  =   [(1 + Base Period Return)  365/7 ]   1

   For the seven days ended December 31, 1996, the effective (compounded) and current yields of the Class M Shares of the Fund, were 5.07% and 5.19%, respectively.


   The Fund also may include in its advertisements data from Age Wave, Inc.; the American Association of Retired Persons; BARRON'S; BUSINESS WEEK; CDA/Wiesenberger Investment Companies Service; Dalbar Surveys; DONOGHUE'S MONEY FUND REPORT; FINANCIAL PLANNING; FINANCIAL WORLD; FORBES; FORTUNE; HULBERT FINANCIAL DIGEST; Ibbotson Associates; INDIVIDUAL INVESTOR; INVESTMENT ADVISOR; INVESTORS BUSINESS DAILY; THE LISCIO REPORT; Lipper Analytical Services, Inc.; Micropal Inc.; MONEY; MORNINGSTAR MUTUAL FUNDS; MUTUAL FUND FORECASTER; MUTUAL FUNDS MAGAZINE; The National Center for Education Statistics; THE NEW YORK TIMES; The Philatelic Foundation; SMART MONEY; USA TODAY; U.S. NEWS & WORLD REPORT; THE WALL STREET JOURNAL; WORTH and other industry publications.

REGISTRATION STATEMENT
   This Statement of Additional Information and the Prospectus do not contain all the information included in the Registration Statement filed with the Commission under the Securities Act of 1933 with respect to the securities offered by the Prospectus. The Registration Statement, including the exhibits filed therewith, may be examined at the office of the Commission in Washington, D.C.
   Statements contained in this Statement of Additional Information and the Prospectus as to the contents of any contract or other document are not complete and, in each instance, reference is made to the copy of such contract or other document filed as an exhibit to the Registration Statement of which this Statement of Additional Information and the Prospectus form a part, each such statement being qualified in all respects by such reference.

FINANCIAL STATEMENTS
   The audited financial statements of Zweig Cash Fund for the year ended December 31, 1996 and the report of the Trust's independent accountants in connection therewith are included in the 1996 Annual Report to Shareholders of the Trust, which is incorporated by reference into this Statement of Additional Information.

                                     PART C

                               OTHER INFORMATION

Item 24. Financial Statements and Exhibits


         (a)      Financial Statements

                  The following report and financial statements for Zweig Series Trust (the "Trust") are incorporated in Part B by reference to the Trust's Annual Report to Shareholders for the year ended December 31, 1996; Report of Coopers & Lybrand L.L.P., Independent Accountants; Statement of Operations for the year ended December 31, 1996; Statement of Changes in Net Assets for each of the two years in the period ended December 31, 1996; Statement of Net Assets for each Series dated December 31, 1996; and the Statement of Assets and Liabilities for Zweig Strategy Fund dated December 31, 1996; and the Notes to the Financial Statements dated December 31, 1996.


                            [continued on next page]

(b)      Exhibits

         (1)     *(a)          Amended and Restated Agreement and Declaration of Trust (predecessor
                               Massachusetts Trust).

                **(b)          Further Amendment to the Amended and Restated Agreement and Declaration of
                               Trust (predecessor Massachusetts Trust).

               ***(c)          Additional Amendment to the Amended and Restated Agreement and Declaration
                               of Trust (predecessor Massachusetts Trust).

               +++(d)          Additional Amendment to the Amended and Restated Agreement and Declaration
                               of Trust (predecessor Massachusetts Trust).

             *****(e)          Agreement and Declaration of Trust (Delaware Trust).

         (2)  ****(a)          Amended By-Laws of the Trust (predecessor Massachusetts Trust).

             *****(b)          Bylaws of the Trust (Delaware Trust).

         (3)                   Inapplicable.

         (4)     +(a)          Specimen stock certificate for shares of beneficial interest in Zweig Strategy
                               Fund, Zweig Managed Assets, Priority Selection List Series and Government
                               Securities Series (predecessor Massachusetts Trust).

               +++(b) Forms of specimen stock certificates for Class A and C (f/k/a B Shares) Shares of beneficial interest of the Trust (predecessor Massachusetts
                               Trust).

                ++(c) Forms of specimen stock certificate for shares of beneficial interest of Zweig Appreciation Fund
                               (predecessor Massachusetts Trust).

              ++++(d)          Form of specimen stock  certificate for shares of
                               beneficial   interest  of  Zweig  Managed  Assets
                               (predecessor Massachusetts Trust).

---------------------
* Incorporated by reference to Post-Effective Amendment No. 8 to the Registration Statement of the Trust on Form N-1A, filed previously on July 20, 1987.

** Incorporated by reference to Post-Effective Amendment No. 18 to the Registration Statement of the Trust on Form N-1A, filed previously on October 20, 1989.

*** Incorporated by reference to Post-Effective Amendment No. 29 to the Registration Statement on Form N-1A, filed previously on October 4, 1991.

**** Incorporated by reference to Post-Effective Amendment No. 21 to the Registration Statement of the Trust on Form N-1A, filed previously on March 1, 1990.

***** Incorporated by reference to Post-Effective Amendment No. 42 to the Registration Statement of the Trust on Form N-1A, filed previously on April 30, 1996.

+ Incorporated by reference to Post-Effective Amendment No. 22 to the Registration Statement of the Trust on Form N-1A, filed previously on April 20, 1990.

++ Incorporated by reference to Post-Effective Amendment No. 26 to the Registration Statement of the Trust on Form N-1A, filed previously on June 20, 1991.

+++ Incorporated by reference to Post-Effective Amendment No. 34 to the Registration Statement of the Trust on Form N-1A, filed previously on March 2, 1992.

++++ Incorporated by reference to Post-Effective Amendment No. 36 to the Registration Statement of the Trust on Form N-1A, filed previously on October 8, 1992.



                           *(e) Forms of specimen stock certificates for shares of beneficial interest of Zweig Cash
                                    Fund (predecessor Massachusetts Trust).

                       +++++(f) Forms of specimen stock certificates for Class B Shares of beneficial interest of the Trust (predecessor Massachusetts Trust).

                      ******(g)     Forms of specimen stock certificates for shares of beneficial interest of the
                                    Trust (Delaware Trust).

                  (5)     **(a)     Amended Management Agreement between the Trust and Zweig/Glaser
                                    Advisers.

                           *(b)     Form of Amended Management Agreement (to include Zweig Cash Fund).

                         +++(c)     Subadvisory Agreement between Zweig/Glaser Advisers and Ned Davis
                                    Research, Inc.

                  (6)       (a)  *****(i)   Amended Distribution Agreement.

                                  ***(ii)   Purchase Agreement (Underwriting Agreement) for Zweig Strategy
                                            Fund.

                                ****(iii)   Purchase Agreement (Underwriting Agreement) for Zweig
                                            Appreciation Fund.

                                   **(iv)   Purchase Agreement (Underwriting Agreement) for Zweig Managed
                                            Assets.

                        ++++(b)             Selling Agreement.

                  (7)                       Inapplicable.

                ++(8)                       Custodian Agreement.

                  (9)      +(a)     Transfer Agency Agreement.

                       *****(b)     Amended and Restated Agreement and Plan of Conversion and Termination.

                       *****(c)     Assignment and Assumption Agreement.

                 (10)               Consent of independent accountants.

---------------------

* Incorporated by reference to the Registration Statement of the Trust on Form N-14, filed previously on January 18, 1994.

** Incorporated by reference to Post-Effective Amendment No. 37 to the Registration Statement of the Trust on Form N-1A, filed previously on February 26, 1993.

*** Incorporated by reference to Post-Effective Amendment No. 18 to the Registration Statement of the Trust on Form N-1A, filed previously on October 20, 1989.

**** Incorporated by reference to Post-Effective Amendment No. 29 to the Registration Statement of the Trust on Form N-1A, filed previously on October 4, 1991.

***** Incorporated by reference to Post-Effective Amendment No. 42 to the Registration Statement of the Trust on Form N-1A, filed previously on April 30, 1996.

******    To be filed.

+ Incorporated by reference to Post-Effective Amendment No. 22 to the Registration Statement of the Trust on Form N-1A, filed previously on April 20, 1990.

++ Incorporated by reference to Post-Effective Amendment No. 3 to the Registration Statement of the Trust on Form N-1A, filed previously on February 28, 1986.

+++ Incorporated by reference to Post-Effective Amendment No. 23 to the Registration Statement of the Trust on Form N-1A, filed previously on May 2, 1990.

++++ Incorporated by reference to Post-Effective Amendment No. 38 to the Registration Statement of the Trust on Form N-1A, filed previously on March 2, 1994.

+++++ Incorporated by reference to Post-Effective Amendment No. 40 to the Registration Statement of the Trust on Form N-1A, filed previously on July 5, 1995.


          (11)    Inapplicable.

          (12)       ++ (a)    Subscription Agreement for Shares of the Government Securities Series.

                      * (b)    Subscription Agreement for Shares of the Priority Selection List Series.

                     ** (c)    Subscription Agreement for Shares of the Zweig Strategy Fund.

                    *** (d)    Subscription Agreement for Shares of the Zweig Global Bond Fund.

                   **** (e)    Subscription Agreement for Shares of the Zweig Appreciation Fund.

                    +++ (f)    Subscription  Agreement for Class C (f/k/a B Shares)
                               Shares of the Trust.

                   ++++ (g)    Subscription Agreement for Shares of Zweig Managed Assets.

         (13)         + (a)    Individual Retirement Account.

                      + (b)    Paired Defined Contribution Prototype Plan.

                      + (c)    401(k) Prototype Plan.

                      + (d)    403(b)(7)  Custodial Account.

  ******(14)      Amended Rule 12b-1 Distribution Plan.

      **(15)      Schedule for Computation of Performance Quotations.

----------------
* Incorporated by reference to Post-Effective Amendment No. 8 to the Registration Statement of the Trust on Form N-1A, filed previously on July 20, 1987.

** Incorporated by reference to Post-Effective Amendment No. 18 to the Registration Statement of the Trust on Form N-1A, filed previously on October 20, 1989.

*** Incorporated by reference to Post-Effective Amendment No. 29 to the Registration Statement on Form 1-A, filed previously on October 4, 1991.

**** Incorporated by reference to the Trust's Registration Statement on Form N-1A, filed previously on September 28, 1984.

***** Incorporated by reference to Post-Effective Amendment No. 40 to the Registration Statement of the Trust on Form N-1A, filed previously on July 5, 1995.

****** Incorporated by reference to Post-Effective Amendment No. 42 to the Registration Statement of the Trust on Form N-1A, filed previously on April 30, 1996.

+ Incorporated by reference to Post-Effective Amendment No. 22 to the Registration Statement of the Trust on Form N-1A, filed previously on April 20, 1990.

++ Incorporated by reference to Post-Effective Amendment No. 2 to the Registration Statement of the Trust on Form N-1A, filed previously on November 27, 1985.

+++ Incorporated by reference to Post-Effective Amendment No. 34 to the Registration Statement of the Trust on Form N-1A, filed previously on March 2, 1992.

++++ Incorporated by reference to Post-Effective Amendment No. 37 to the Registration Statement of the Trust on Form N-1A, filed previously on February 26, 1993.



             *(16)         Powers of Attorney.

            **(17)         Rule 18f-3 Plan.

              (18)         Financial Data Schedules

                         (a)        Zweig Strategy Fund - Class A

                         (b)        Zweig Strategy Fund - Class B

                         (c)        Zweig Strategy Fund - Class C

                         (d)        Zweig Strategy Fund - Class I

                         (e)        Zweig Appreciation Fund - Class A

                         (f)        Zweig Appreciation Fund - Class B

                         (g)        Zweig Appreciation Fund - Class C

                         (h)        Zweig Appreciation Fund - Class I

                         (i)        Zweig Managed Assets  - Class A

                         (j)        Zweig Managed Assets  - Class B

                         (k)        Zweig Managed Assets  - Class C

                         (l)        Zweig Managed Assets  - Class I

                         (m)        Zweig Government Fund  - Class A

                         (n)        Zweig Government Fund  - Class B

                         (o)        Zweig Government Fund  - Class C

                         (p)        Zweig Cash Fund  - Class A

                         (q)        Zweig Cash Fund  - Class B

                         (r)        Zweig Cash Fund  - Class C

                         (s)        Zweig Cash Fund  - Class I

                         (t)        Zweig Cash Fund  - Class M

                         (u)        Zweig Growth & Income Fund  - Class A

                         (v)        Zweig Growth & Income Fund  - Class B

                         (w)        Zweig Growth & Income Fund  - Class C

                         (x)        Zweig Growth & Income Fund  - Class I

---------------
* Incorporated by reference to Post-Effective Amendment No. 42 to the Registration Statement of the Trust on Form N-1A, filed previously on April 30, 1996.

** Incorporated by reference to Post-Effective Amendment No. 40 to the Registration Statement on Form N-1A, filed previously on July 5, 1995.
                                      C-5

Item 25.          Persons Controlled by or Under Common Control with the Trust

                  The Trust does not control and is not under common control with any other person.

Item 26.          Number of Holders of Securities


Number of Record                                            Holders as of
Shares of Beneficial Interest of:                           December 31, 1996
---------------------------------                           -----------------

Zweig Appreciation Fund
Class A                                                                 19,321
Class B                                                                    736
Class C                                                                 14,735
Class I                                                                      1

Zweig Strategy Fund
Class A                                                                 36,652
Class B                                                                  3,159
Class C                                                                 34,868
Class I                                                                      1

Zweig Government Fund
Class A                                                                  2,863
Class B                                                                     27
Class C                                                                    641
Class I                                                                      0

Zweig Managed Assets
Class A                                                                  6,930
Class B                                                                    462
Class C                                                                 25,399
Class I                                                                      1

Zweig Cash Fund
Class A                                                                    388
Class B                                                                     14
Class C                                                                    226
Class I                                                                      1
Class M                                                                    924

Zweig Cash Fund
Class A                                                                    212
Class B                                                                    303
Class C                                                                    329
Class I                                                                      1



Item 27.          Indemnification

                  All officers, trustees, employees and agents of the Trust are to be indemnified as set forth in Article VII of the Agreement and Declaration of Trust filed herewith. To this end, the Trust maintains an Officers and Trustees Errors and Omissions Insurance Policy.

                  Insofar as indemnification for liability arising under the Securities Act of 1933, as amended (the "1933 Act"), may be permitted to trustees, officers and controlling persons of the Trust pursuant to the foregoing provisions, or otherwise, the Trust has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Trust of expenses incurred or paid by a trustee, officer or controlling person of the Trust in the successful defense of any action, suit or proceeding) is asserted by such trustee, officer or controlling person in connection with the securities being registered, the Trust will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the 1933 Act and will be governed by the final adjudication of such issue.

Item 28.          Business and Other Connections of Investment Manager

                  The investment manager of the Trust, Zweig/Glaser Advisers, a general partnership ("ZGA"), engages in no business other than that of investment counselling for clients, including the Trust. The Officers and Directors of ZGA and their relationship with Zweig Securities Corp. (the "Distributor") are as follows:

                                   POSITION WITH                     POSITION                     POSITIONS WITH THE
          NAME                          ZGA                       WITH THE TRUST                     DISTRIBUTOR
    -----------------          -------------------          ------------------------             --------------------
Eugene J. Glaser            President                      Chairman, Chief                 President and Director
                                                           Executive Officer and
                                                           Trustee

Dr. Martin E.               Chairman                       President                       None
Zweig

Barry Mandinach             Senior Vice President          First Vice President            Executive Vice President and
                                                                                           Director

David J. Malat              First Vice President           None                            None

Marc Baltuch                First Vice President           Secretary                       First Vice President, Chief
                                                                                           Compliance Officer,
                                                                                           Secretary and Director

Carlton Neel                First Vice President           First Vice President            None

David Katzen                Senior Vice President          Senior Vice President           None

Annemarie Gilly             First Vice President           Vice President                  First Vice President

Charles I. Leone            Chief Financial Officer        First Vice President and        Chief Financial Officer and
                            and First Vice President       Assistant Secretary             First Vice President

Alfred J. Ratcliffe         First Vice President           First Vice President,           None
                                                           Treasurer, Principal
                                                           Accounting Officer

Mona Lee                    Assistant Vice President       None                            None

Toni Ann Stapleton          Controller and Vice            None                            None
                            President

Beth Abraham                Assistant Vice President       Assistant Vice President        None

Tom Disbrow                 Assistant Vice President       Assistant Vice President        None
                                                           and
                                                           Assistant Treasurer

Rhonda Berzner              None                           Assistant Vice President        None

Jeffrey Lazar               None                           Vice President                  None

Gavin M. Whitmore           Vice President                 None                            None

Thomas Farrell              Assistant Vice President       None                            None

Jeffrey Torres              Assistant Vice Presdent        None                            None


The principal occupation of all of such persons other than Dr. Zweig, Mr. Malat and Mr. Baltuch is with Zweig/Glaser Advisers and the business address of such persons is 900 Third Avenue, New York, New York 10022. Dr. Zweig's principal occupation is as an investment advisor and analyst, Mr. Malat's principal occupation is Executive Financial Officer of various Zweig affiliates and Mr. Baltuch's principal occupation is Chief Compliance Officer of the Distributor and the Trust; their business address is 900 Third Avenue, New York 10022.

Item 29.          Principal Underwriters

                  (a) Zweig Securities Corp., the Distributor, acts as principal distributor of the Trust's shares.

                  (b) The officers and directors of the Distributor who also serve on behalf of the Trust are as follows:


                                        POSITION WITH THE                            POSITION
          NAME                             DISTRIBUTOR                            WITH THE TRUST
    ---------------                   ---------------------                      ---------------
Eugene J. Glaser            President and Director                      Chairman, Chief Executive
                                                                        Officer and Trustee

Barry Mandinach             Executive Vice President and                First Vice President
                            Director

Marc Baltuch                First Vice President, Chief                 Secretary
                            Compliance Officer, Secretary and
                            Director

Annemarie Gilly             First Vice President                        Vice President

Charles I. Leone            Chief Financial Officer and First Vice      First Vice President and
                            President                                   Assistant Secretary

                  The principal business address of all such persons is 900 Third Avenue, New York, New York 10022.
                  (c)    None.

Item 30.          Location of Accounts and Records

                  Zweig Series Trust
                  900 Third Avenue
                  New York, New York  10022

                  State Street Bank and Trust Company
                  225 Franklin Street
                  Boston, Massachusetts  02266

Item 31.          Management Services

                  The Trust has not entered into any management-related service contracts.

Item 32.          Not Applicable.

                                   SIGNATURES

                  Pursuant to the requirements of the Securities Act of 1933, as amended, and the Investment Company Act of 1940, as amended, the Registrant has duly caused this Post-Effective Amendment No. 44 on Form N-1A to be signed on its behalf by the undersigned, thereunto duly authorized in the City and State of New York on the 28th day of February, 1997.

                                      ZWEIG SERIES TRUST


                                      By /s/ Eugene J. Glaser
                                      ------------------------------
                                         Eugene J. Glaser

                  Pursuant to the requirements of the Securities Act of 1933, as amended, this Post-Effective Amendment No. 44 to the Registration Statement of the Trust on Form N-1A has been signed below by the following persons in the capacities and on the dates indicated:


Signature                                         Title                               Date
---------                                         -----                              ----------

 /s/ Eugene J. Glaser                             Chairman, Chief Executive           February 28, 1997
--------------------------------------
Eugene J. Glaser                                  Officer and Trustee


 /s/ Alfred J. Ratcliffe                          First Vice President,               February 28, 1997
---------------------------------------
Alfred J. Ratcliffe                               Treasurer, Principal
                                                  Accounting Officer and
                                                  Assistant Secretary
                                                  Trustee                             February 28, 1997
                   *
---------------------------------------
Claire B. Benenson


                   *                              Trustee                             February 28, 1997
---------------------------------------
Richard E. Deems

                   *                              Trustee                             February 28, 1997
---------------------------------------
Donald B. Romans

                   *                              Trustee                             February 28, 1997
---------------------------------------
S. Leland Dill



*By   /s/ Eugene J. Glaser
   ------------------------------------
     Eugene J. Glaser
     Attorney-in-fact

                                 EXHIBIT INDEX

                                       TO

                        POST-EFFECTIVE AMENDMENT NO. 44

                                     TO THE

                             REGISTRATION STATEMENT

                                       ON

                                   FORM N-1A


                  Exhibits:
                  (1)      *(a)     Amended and Restated Agreement and Declaration of Trust (predecessor
                                    Massachusetts Trust).

                           **(b)    Further Amendment to the Amended and Restated Agreement and
                                    Declaration of Trust (predecessor Massachusetts Trust).

                           ***(c)   Additional Amendment to the Amended and Restated Agreement and
                                    Declaration of Trust (predecessor Massachusetts Trust).

                           +++(d)   Additional Amendment to the Amended and Restated Agreement and
                                    Declaration of Trust (predecessor Massachusetts Trust).

                         *****(e)   Agreement and Declaration of Trust (Delaware Trust).

                  (2)     ****(a)   Amended By-Laws of the Trust (predecessor Massachusetts Trust).

                         *****(b)   Bylaws of the Trust (Delaware Trust).

                  (3)      Inapplicable.

                  (4)               +(a) Specimen stock  certificate  for shares
                                    of  beneficial  interest  in Zweig  Strategy
                                    Fund,   Zweig   Managed   Assets,   Priority
                                    Selection   List   Series   and   Government
                                    Securities Series (predecessor Massachusetts
                                    Trust).

                         +++(b)     Forms of  specimen  stock  certificates  for
                                    Class A and C (f/k/a  B  Shares)  Shares  of
                                    beneficial    interest    of    the    Trust
                                    (predecessor Massachusetts Trust).

                          ++(c)     Forms  of  specimen  stock  certificate  for
                                    shares  of  beneficial   interest  of  Zweig
                                    Appreciation Fund (predecessor Massachusetts
                                    Trust).

                        ++++(d)     Form  of  specimen  stock   certificate  for
                                    shares  of  beneficial   interest  of  Zweig
                                    Managed  Assets  (predecessor  Massachusetts
                                    Trust).

---------------------

* Incorporated by reference to Post-Effective Amendment No. 8 to the Registration Statement of the Trust on Form N-1A, filed previously on July 20, 1987.

** Incorporated by reference to Post-Effective Amendment No. 18 to the Registration Statement of the Trust on Form N-1A, filed previously on October 20, 1989.

*** Incorporated by reference to Post-Effective Amendment No. 29 to the Registration Statement on Form N-1A, filed previously on October 4, 1991.

**** Incorporated by reference to Post-Effective Amendment No. 21 to the Registration Statement of the Trust on Form N-1A, filed previously on March 1, 1990.

***** Incorporated by reference to Post-Effective Amendment No. 42 to the Registration Statement of the Trust on Form N-1A, filed previously on April 30, 1996.

+ Incorporated by reference to Post-Effective Amendment No. 22 to the Registration Statement of the Trust on Form N-1A, filed previously on April 20, 1990.

++ Incorporated by reference to Post-Effective Amendment No. 26 to the Registration Statement of the Trust on Form N-1A, filed previously on June 20, 1991.

+++ Incorporated by reference to Post-Effective Amendment No. 34 to the Registration Statement of the Trust on Form N-1A, filed previously on March 2, 1992.

++++ Incorporated by reference to Post-Effective Amendment No. 36 to the Registration Statement of the Trust on Form N-1A, filed previously on October 8, 1992.




                           *(e) Forms of specimen stock certificates for shares of beneficial interest of Zweig Cash
                                    Fund (predecessor Massachusetts Trust).

                       +++++(f) Forms of specimen stock certificates for Class B Shares of beneficial interest of the Trust (predecessor Massachusetts Trust).

                      ******(g)     Forms of specimen stock certificates for shares of beneficial interest of the
                                    Trust (Delaware Trust).

                  (5)     **(a)     Amended Management Agreement between the Trust and Zweig/Glaser
                                    Advisers.

                           *(b)     Form of Amended Management Agreement (to include Zweig Cash
                                    Fund).

                         +++(c)     Subadvisory Agreement between Zweig/Glaser Advisers and Ned Davis
                                    Research, Inc.

                  (6)       (a)  *****(i)   Amended Distribution Agreement.

                                  ***(ii)   Purchase Agreement (Underwriting Agreement) for Zweig
                                            Strategy Fund.

                                ****(iii)   Purchase Agreement (Underwriting Agreement) for Zweig
                                            Appreciation Fund.

                                   **(iv)   Purchase Agreement (Underwriting Agreement) for Zweig
                                            Managed Assets.

                        ++++(b)     Selling Agreement.

                  (7)      Inapplicable.

                ++(8)      Custodian Agreement.

                  (9)     +(a)      Transfer Agency Agreement.

                     *****(b)       Amended and Restated Agreement and Plan of Conversion and
                                    Termination.

                     *****(c)       Assignment and Assumption Agreement.

                 (10)      Consent of independent accountants.

---------------------

* Incorporated by reference to the Registration Statement of the Trust on Form N-14, filed previously on January 18, 1994.

** Incorporated by reference to Post-Effective Amendment No. 37 to the Registration Statement of the Trust on Form N-1A, filed previously on February 26, 1993.

*** Incorporated by reference to Post-Effective Amendment No. 18 to the Registration Statement of the Trust on Form N-1A, filed previously on October 20, 1989.

**** Incorporated by reference to Post-Effective Amendment No. 29 to the Registration Statement of the Trust on Form N-1A, filed previously on October 4, 1991.

***** Incorporated by reference to Post-Effective Amendment No. 42 to the Registration Statement of the Trust on Form N-1A, filed previously on April 30, 1996.

******    To be filed.

+ Incorporated by reference to Post-Effective Amendment No. 22 to the Registration Statement of the Trust on Form N-1A, filed previously on April 20, 1990.

++ Incorporated by reference to Post-Effective Amendment No. 3 to the Registration Statement of the Trust on Form N-1A, filed previously on February 28, 1986.

+++ Incorporated by reference to Post-Effective Amendment No. 23 to the Registration Statement of the Trust on Form N-1A, filed previously on May 2, 1990.

++++ Incorporated by reference to Post-Effective Amendment No. 38 to the Registration Statement of the Trust on Form N-1A, filed previously on March 2, 1994.

+++++ Incorporated by reference to Post-Effective Amendment No. 40 to the Registration Statement of the Trust on Form N-1A, filed previously on July 5, 1995.



         (11)    Inapplicable.

         (12)        ++ (a)    Subscription Agreement for Shares of the Government Securities Series.

                      * (b)    Subscription Agreement for Shares of the Priority Selection List Series.

                     ** (c)    Subscription Agreement for Shares of the Zweig Strategy Fund.

                    *** (d)    Subscription Agreement for Shares of the Zweig Global Bond Fund.

                   **** (e)    Subscription Agreement for Shares of the Zweig Appreciation Fund.

                    +++ (f)    Subscription  Agreement for Class C (f/k/a B Shares)
                               Shares of the Trust.

                   ++++ (g)    Subscription Agreement for Shares of Zweig Managed Assets.

         (13)         + (a)    Individual Retirement Account.

                      + (b)    Paired Defined Contribution Prototype Plan.

                      + (c)    401(k) Prototype Plan.

                      + (d)    403(b)(7)  Custodial Account.

  ****** (14)                  Amended Rule 12b-1 Distribution Plan.

      ** (15)    Schedule for Computation of Performance Quotations.

----------------
* Incorporated by reference to Post-Effective Amendment No. 8 to the Registration Statement of the Trust on Form N-1A, filed previously on July 20, 1987.

** Incorporated by reference to Post-Effective Amendment No. 18 to the Registration Statement of the Trust on Form N-1A, filed previously on October 20, 1989.

*** Incorporated by reference to Post-Effective Amendment No. 29 to the Registration Statement on Form 1-A, filed previously on October 4, 1991.

**** Incorporated by reference to the Trust's Registration Statement on Form N-1A, filed previously on September 28, 1984.

***** Incorporated by reference to Post-Effective Amendment No. 40 to the Registration Statement of the Trust on Form N-1A, filed previously on July 5, 1995.

****** Incorporated by reference to Post-Effective Amendment No. 42 to the Registration Statement of the Trust on Form N-1A, filed previously on April 30, 1996.

+ Incorporated by reference to Post-Effective Amendment No. 22 to the Registration Statement of the Trust on Form N-1A, filed previously on April 20, 1990.

++ Incorporated by reference to Post-Effective Amendment No. 2 to the Registration Statement of the Trust on Form N-1A, filed previously on November 27, 1985.

+++ Incorporated by reference to Post-Effective Amendment No. 34 to the Registration Statement of the Trust on Form N-1A, filed previously on March 2, 1992.

++++ Incorporated by reference to Post-Effective Amendment No. 37 to the Registration Statement of the Trust on Form N-1A, filed previously on February 26, 1993.

+++++ Incorporated by reference to the Registration Statement of the Trust on Form N-14, filed previously on January 18, 1994.

            *(16) Powers of Attorney.

           **(17) Rule 18f-3 Plan.

              (18)Financial Data Schedules

                           (a)      Zweig Strategy Fund - Class A

                           (b)      Zweig Strategy Fund - Class B

                           (c)      Zweig Strategy Fund - Class C

                           (d)      Zweig Appreciation Fund - Class A

                           (e)      Zweig Appreciation Fund - Class B

                           (f)      Zweig Appreciation Fund - Class C

                           (g)      Zweig Managed Assets  - Class A

                           (h)      Zweig Managed Assets  - Class B

                           (i)      Zweig Managed Assets  - Class C

                           (j)      Zweig Government Fund  - Class A

                           (k)      Zweig  Government Fund  - Class B

                           (l)      Zweig Government Fund  - Class C

                           (m)      Zweig Cash Fund  - Class A

                           (n)      Zweig Cash Fund  - Class B

                           (o)      Zweig Cash Fund  - Class C



* Incorporated by reference to Post-Effective Amendment No. 42 to the Registration Statement of the Trust on Form N-1A, filed previously on April 30, 1996.

** Incorporated by reference to Post-Effective Amendment No. 40 to the Registration Statement of the Trust on Form N-1A, filed previously on June 5, 1995.

             *(16)         Powers of Attorney.

            **(17)         Rule 18f-3 Plan.

              (18)         Financial Data Schedules

                         (a)        Zweig Strategy Fund - Class A

                         (b)        Zweig Strategy Fund - Class B

                         (c)        Zweig Strategy Fund - Class C

                         (d)        Zweig Strategy Fund - Class I

                         (e)        Zweig Appreciation Fund - Class A

                         (f)        Zweig Appreciation Fund - Class B

                         (g)        Zweig Appreciation Fund - Class C

                         (h)        Zweig Appreciation Fund - Class I

                         (i)        Zweig Managed Assets  - Class A

                         (j)        Zweig Managed Assets  - Class B

                         (k)        Zweig Managed Assets  - Class C

                         (l)        Zweig Managed Assets  - Class I

                         (m)        Zweig Government Fund  - Class A

                         (n)        Zweig Government Fund  - Class B

                         (o)        Zweig Government Fund  - Class C

                         (p)        Zweig Cash Fund  - Class A

                         (q)        Zweig Cash Fund  - Class B

                         (r)        Zweig Cash Fund  - Class C

                         (s)        Zweig Cash Fund  - Class I

                         (t)        Zweig Cash Fund  - Class M

                         (u)        Zweig Growth & Income Fund  - Class A

                         (v)        Zweig Growth & Income Fund  - Class B

                         (w)        Zweig Growth & Income Fund  - Class C

                         (x)        Zweig Growth & Income Fund  - Class I



------------
* Incorporated by reference to Post-Effective Amendment No. 42 to the Registration Statement of the Trust on Form N-1A, filed previously on April 30, 1996.

** Incorporated by reference to Post-Effective Amendment No. 40 to the Registration Statement on Form N-1A, filed previously on July 5, 1995.